Due to size constraints, this filing is being made in 2 related submissions. This submission is the second of the 2 related submissions. The accession number of the previous related submission is as follows:

0000927730-12-000225
JNLNY Separate Account I

Financial Statements

December 31, 2011

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL Disciplined Growth Portfolio	JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio	JNL Institutional Alt 35 Portfolio	JNL Institutional Alt 50 Portfolio	JNL Institutional Alt 65 Portfolio	JNL/American Funds Blue Chip Income and Growth Portfolio	JNL/American Funds Global Bond Portfolio	JNL/American Funds Global Small Capitalization Portfolio
Assets
Investments, at value (a)	$12,882,942	$35,386,755	$34,824,257	$38,069,492	$40,355,967	$58,073,533	$44,013,794	$23,677,546	$16,600,360	$8,653,460
Receivables:
Investment securities sold	978	4,368	2,275	2,074	2,261	9,967	2,474	40,284	13,577	870
Sub-account units sold	-	86	12,690	347,369	118,534	48,867	6,055	95,386	20,373	27,251
Total assets	12,883,920	35,391,209	34,839,222	38,418,935	40,476,762	58,132,367	44,022,323	23,813,216	16,634,310	8,681,581

Liabilities
Payables:
Investment securities purchased	-	86	12,690	347,369	118,534	48,867	6,055	95,386	20,373	27,251
Sub-account units redeemed	419	2,835	828	463	558	7,481	612	39,287	12,858	503
Insurance fees due to Jackson
of New York	559	1,533	1,447	1,611	1,703	2,486	1,862	997	719	367
Total liabilities	978	4,454	14,965	349,443	120,795	58,834	8,529	135,670	33,950	28,121
Net assets (Note 7)	$12,882,942	$35,386,755	$34,824,257	$38,069,492	$40,355,967	$58,073,533	$44,013,794	$23,677,546	$16,600,360	$8,653,460

(a) Investment shares	1,576,859	3,610,893	3,904,065	2,754,667	2,812,262	3,964,064	2,924,505	2,319,054	1,534,229	966,867
Investments at cost	$12,536,673	$34,032,336	$34,068,610	$37,702,884	$40,688,781	$58,444,898	$45,514,552	$23,331,772	$16,533,424	$9,952,456

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL/American Funds Growth- Income Portfolio	JNL/American Funds International Portfolio	JNL/American Funds New World Portfolio	JNL/BlackRock Commodity Securities Portfolio	JNL/BlackRock Global Allocation Portfolio	JNL/Brookfield Global Infrastructure Portfolio	JNL/Capital Guardian Global Balanced Portfolio	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/Capital Guardian U.S. Growth Equity Portfolio	JNL/Eagle Core Equity Portfolio
Assets
Investments, at value (a)	$29,983,489	$11,986,610	$13,116,960	$40,160,435	$18,579,233	$350,285	$18,674,990	$10,792,192	$21,850,681	$7,533,057
Receivables:
Investment securities sold	2,802	1,027	913	30,037	1,083	18	12,133	7,149	9,326	1,067
Sub-account units sold	26,605	3,807	55,861	124,868	549,500	-	10,258	1,400	4,628	68,456
Total assets	30,012,896	11,991,444	13,173,734	40,315,340	19,129,816	350,303	18,697,381	10,800,741	21,864,635	7,602,580

Liabilities
Payables:
Investment securities purchased	26,605	3,807	55,861	124,868	549,500	-	10,258	1,400	4,628	68,456
Sub-account units redeemed	1,561	514	355	28,238	313	-	11,308	6,681	8,369	740
Insurance fees due to Jackson
of New York	1,241	513	558	1,799	770	18	825	468	957	327
Total liabilities	29,407	4,834	56,774	154,905	550,583	18	22,391	8,549	13,954	69,523
Net assets (Note 7)	$29,983,489	$11,986,610	$13,116,960	$40,160,435	$18,579,233	$350,285	$18,674,990	$10,792,192	$21,850,681	$7,533,057

(a) Investment shares	2,948,229	1,298,658	1,353,659	3,956,693	1,874,796	33,811	2,081,939	491,224	1,026,818	1,041,917
Investments at cost	$30,033,624	$13,419,825	$14,353,308	$39,770,318	$19,025,976	$348,920	$19,419,839	$10,655,581	$19,914,766	$7,617,354

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio
Assets
Investments, at value (a)	$38,956,794	$61,513,561	$12,114,415	$-	$67,216,459	$8,741,480	$22,395,345	$16,216,770	$30,199,266	$17,233,294
Receivables:
Investment securities sold	29,557	19,985	756	-	11,627	509	6,336	3,538	15,266	64,376
Sub-account units sold	35,484	72,907	11,227	-	29,351	2,581	1,333	25	35,439	64,777
Total assets	39,021,835	61,606,453	12,126,398	-	67,257,437	8,744,570	22,403,014	16,220,333	30,249,971	17,362,447

Liabilities
Payables:
Investment securities purchased	35,484	72,907	11,227	-	29,351	2,581	1,333	25	35,439	64,777
Sub-account units redeemed	27,850	17,282	237	-	8,715	125	5,378	2,819	13,935	63,624
Insurance fees due to Jackson
of New York	1,707	2,703	519	-	2,912	384	958	719	1,331	752
Total liabilities	65,041	92,892	11,983	-	40,978	3,090	7,669	3,563	50,705	129,153
Net assets (Note 7)	$38,956,794	$61,513,561	$12,114,415	$-	$67,216,459	$8,741,480	$22,395,345	$16,216,770	$30,199,266	$17,233,294

(a) Investment shares	1,932,381	7,169,413	1,610,959	-	6,762,219	1,268,720	2,724,495	1,517,004	2,471,298	1,432,527
Investments at cost	$39,990,014	$62,495,926	$12,869,132	$-	$66,885,110	$9,053,794	$22,136,233	$15,101,239	$30,108,921	$18,987,984

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio
Assets
Investments, at value (a)	$22,893,612	$5,277,234	$19,221,422	$18,853,686	$16,199,827	$10,987,503	$53,308,752	$17,378,677	$19,639,043	$35,432,206
Receivables:
Investment securities sold	3,818	18,978	26,791	17,899	3,600	8,812	4,396	7,534	23,040	26,243
Sub-account units sold	5,188	20,127	27,634	10,121	16,799	45,699	38,673	23,539	23,403	119,974
Total assets	22,902,618	5,316,339	19,275,847	18,881,706	16,220,226	11,042,014	53,351,821	17,409,750	19,685,486	35,578,423

Liabilities
Payables:
Investment securities purchased	5,188	20,127	27,634	10,121	16,799	45,699	38,673	23,539	23,403	119,974
Sub-account units redeemed	2,840	18,748	25,938	17,072	2,902	8,328	2,082	6,762	22,200	24,685
Insurance fees due to Jackson
of New York	978	230	853	827	698	484	2,314	772	840	1,558
Total liabilities	9,006	39,105	54,425	28,020	20,399	54,511	43,069	31,073	46,443	146,217
Net assets (Note 7)	$22,893,612	$5,277,234	$19,221,422	$18,853,686	$16,199,827	$10,987,503	$53,308,752	$17,378,677	$19,639,043	$35,432,206

(a) Investment shares	2,394,729	721,920	2,480,183	1,972,143	1,381,059	875,498	5,048,177	2,736,800	1,042,412	2,549,080
Investments at cost	$23,686,755	$5,495,232	$20,576,789	$19,982,401	$16,525,868	$10,739,849	$55,767,688	$22,240,557	$17,783,475	$33,706,385

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow Dividend Portfolio
Assets
Investments, at value (a)	$41,160,945	$14,087,669	$2,555,802	$1,890,283	$31,009,689	$22,351,097	$28,140,996	$6,054,115	$5,465,436	$21,636,507
Receivables:
Investment securities sold	75,886	22,761	132	119	2,580	102,549	2,489	8,516	1,593	4,511
Sub-account units sold	96,636	77,146	460	51,363	-	181,416	101,667	9,398	1,200	41,783
Total assets	41,333,467	14,187,576	2,556,394	1,941,765	31,012,269	22,635,062	28,245,152	6,072,029	5,468,229	21,682,801

Liabilities
Payables:
Investment securities purchased	96,636	77,146	460	51,363	-	181,416	101,667	9,398	1,200	41,783
Sub-account units redeemed	74,078	22,119	23	38	1,273	101,517	1,241	8,228	1,357	3,531
Insurance fees due to Jackson
of New York	1,808	642	109	81	1,307	1,032	1,248	288	236	980
Total liabilities	172,522	99,907	592	51,482	2,580	283,965	104,156	17,914	2,793	46,294
Net assets (Note 7)	$41,160,945	$14,087,669	$2,555,802	$1,890,283	$31,009,689	$22,351,097	$28,140,996	$6,054,115	$5,465,436	$21,636,507

(a) Investment shares	4,187,278	1,297,207	194,358	181,409	3,910,427	1,685,603	2,323,782	1,857,091	519,035	3,167,863
Investments at cost	$45,146,270	$14,406,726	$2,638,662	$2,072,903	$31,034,517	$20,674,424	$27,057,780	$6,226,980	$5,143,560	$22,437,009

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL/MCM Emerging Markets Index Portfolio	JNL/MCM European 30 Portfolio	JNL/MCM Financial Sector Portfolio	JNL/MCM Global Alpha Portfolio	JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio
Assets
Investments, at value (a)	$113,183	$1,492,211	$9,654,311	$2,091,615	$18,149,843	$42,883,797	$31,356,978	$224,788,427	$30,661,418	$6,906,424
Receivables:
Investment securities sold	3	7,944	3,683	120	3,196	17,862	8,570	490,233	2,007	6,996
Sub-account units sold	31,871	13,955	2,125	-	4,915	-	125,648	248,387	28,750	612
Total assets	145,057	1,514,110	9,660,119	2,091,735	18,157,954	42,901,659	31,491,196	225,527,047	30,692,175	6,914,032

Liabilities
Payables:
Investment securities purchased	31,871	13,955	2,125	-	4,915	-	125,648	248,387	28,750	612
Sub-account units redeemed	-	7,877	3,245	27	2,387	15,935	7,146	479,909	599	6,678
Insurance fees due to Jackson
of New York	3	67	438	93	809	1,927	1,424	10,324	1,408	318
Total liabilities	31,874	21,899	5,808	120	8,111	17,862	134,218	738,620	30,757	7,608
Net assets (Note 7)	$113,183	$1,492,211	$9,654,311	$2,091,615	$18,149,843	$42,883,797	$31,356,978	$224,788,427	$30,661,418	$6,906,424

(a) Investment shares	12,465	151,647	1,554,639	197,882	1,454,314	4,606,208	2,952,634	27,313,296	3,905,913	591,810
Investments at cost	$113,588	$1,676,188	$10,595,006	$2,054,804	$17,082,943	$39,018,149	$37,897,055	$276,536,297	$33,785,049	$6,578,464

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio
Assets
Investments, at value (a)	$5,244,125	$40,885,183	$3,211,839	$2,305,641	$35,429,239	$95,155,066	$11,333,484	$7,412,445	$29,344,163	$20,786,918
Receivables:
Investment securities sold	388	14,398	945	1,164	11,819	25,767	17,327	29,264	13,728	8,483
Sub-account units sold	2,005	11,517	836	-	197,673	192,109	12,507	24,600	16,083	16,281
Total assets	5,246,518	40,911,098	3,213,620	2,306,805	35,638,731	95,372,942	11,363,318	7,466,309	29,373,974	20,811,682

Liabilities
Payables:
Investment securities purchased	2,005	11,517	836	-	197,673	192,109	12,507	24,600	16,083	16,281
Sub-account units redeemed	138	12,553	806	1,062	10,241	21,577	16,821	28,937	12,373	7,545
Insurance fees due to Jackson
of New York	250	1,845	139	102	1,578	4,190	506	327	1,355	938
Total liabilities	2,393	25,915	1,781	1,164	209,492	217,876	29,834	53,864	29,811	24,764
Net assets (Note 7)	$5,244,125	$40,885,183	$3,211,839	$2,305,641	$35,429,239	$95,155,066	$11,333,484	$7,412,445	$29,344,163	$20,786,918

(a) Investment shares	962,225	1,490,528	270,357	217,513	2,767,909	9,079,682	1,141,338	666,587	2,538,422	2,956,887
Investments at cost	$7,091,960	$40,106,014	$3,254,365	$2,070,747	$35,524,951	$92,408,257	$11,199,301	$8,524,007	$28,304,886	$19,631,244

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	JNL/ OppenheimerGlobal Growth Portfolio	JNL/PAM Asia ex-Japan Portfolio	JNL/PAM China-India Portfolio	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio	America Floating Rate Income Portfolio	PPM America High Yield Bond Portfolio	PPM America Mid Cap Value Portfolio
Assets
Investments, at value (a)	$29,159,011	$11,392,776	$25,540,756	$7,750,622	$19,522,036	$76,214,738	$191,090,963	$5,807,587	$49,959,183	$3,700,137
Receivables:
Investment securities sold	21,179	2,623	3,439	525	1,693	153,386	72,709	19,904	32,210	2,517
Sub-account units sold	53,649	1,320	12,724	6,334	31,974	183,466	192,473	40,985	272,490	-
Total assets	29,233,839	11,396,719	25,556,919	7,757,481	19,555,703	76,551,590	191,356,145	5,868,476	50,263,883	3,702,654

Liabilities
Payables:
Investment securities purchased	53,649	1,320	12,724	6,334	31,974	183,466	192,473	40,985	272,490	-
Sub-account units redeemed	19,856	2,090	2,316	186	827	150,039	64,264	19,649	29,991	2,356
Insurance fees due to Jackson
of New York	1,323	533	1,123	339	866	3,347	8,445	255	2,219	161
Total liabilities	74,828	3,943	16,163	6,859	33,667	336,852	265,182	60,889	304,700	2,517
Net assets (Note 7)	$29,159,011	$11,392,776	$25,540,756	$7,750,622	$19,522,036	$76,214,738	$191,090,963	$5,807,587	$49,959,183	$3,700,137

(a) Investment shares	2,881,325	1,720,963	2,674,425	1,099,379	3,242,863	5,940,354	15,214,249	576,722	7,674,222	378,337
Investments at cost	$38,633,036	$13,822,363	$27,152,535	$9,005,921	$24,739,091	$73,273,056	$191,436,986	$5,770,121	$50,598,074	$3,746,883

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL/ PPM America Small Cap Value Portfolio	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio
Assets
Investments, at value (a)	$3,097,335	$4,165,388	$9,423,337	$53,136,353	$3,763,150	$28,047,984	$15,737,463	$67,978,427	$105,754,752	$184,728,378
Receivables:
Investment securities sold	226	1,765	5,111	3,434	2,443	9,109	11,681	85,037	8,808	34,554
Sub-account units sold	4,181	-	16,003	1,333	3,635	73,856	26,769	71,500	96,438	129,111
Total assets	3,101,742	4,167,153	9,444,451	53,141,120	3,769,228	28,130,949	15,775,913	68,134,964	105,859,998	184,892,043

Liabilities
Payables:
Investment securities purchased	4,181	-	16,003	1,333	3,635	73,856	26,769	71,500	96,438	129,111
Sub-account units redeemed	98	1,589	4,684	1,126	2,286	7,910	10,993	81,803	4,212	26,441
Insurance fees due to Jackson
of New York	128	176	427	2,308	157	1,199	688	3,234	4,596	8,113
Total liabilities	4,407	1,765	21,114	4,767	6,078	82,965	38,450	156,537	105,246	163,665
Net assets (Note 7)	$3,097,335	$4,165,388	$9,423,337	$53,136,353	$3,763,150	$28,047,984	$15,737,463	$67,978,427	$105,754,752	$184,728,378

(a) Investment shares	368,292	366,671	1,299,771	4,865,966	343,667	2,621,307	1,589,643	5,906,032	9,649,156	17,264,334
Investments at cost	$3,337,252	$4,352,119	$12,885,999	$45,495,215	$3,626,778	$26,016,937	$17,221,976	$69,249,223	$104,955,247	$184,841,676

See notes to the financial statements.

JNLNY Separate Account I
Statements of Assets and Liabilities
December 31, 2011

	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio
Assets
Investments, at value (a)	$183,032,484	$257,460,947	$3,001,411	$66,026,711	$75,215,217	$20,000,869	$35,097,916	$77,020,910	$40,931,763	$22,913,169
Receivables:
Investment securities sold	105,684	127,774	686	17,048	43,358	3,968	6,426	20,160	3,359	10,150
Sub-account units sold	115,142	219,095	-	13,500	85,874	43,647	13,779	2,216	177,579	13,559
Total assets	183,253,310	257,807,816	3,002,097	66,057,259	75,344,449	20,048,484	35,118,121	77,043,286	41,112,701	22,936,878

Liabilities
Payables:
Investment securities purchased	115,142	219,095	-	13,500	85,874	43,647	13,779	2,216	177,579	13,559
Sub-account units redeemed	97,699	116,559	557	14,185	40,111	3,095	4,888	16,909	1,532	9,133
Insurance fees due to Jackson
of New York	7,985	11,215	129	2,863	3,247	873	1,538	3,251	1,827	1,017
Total liabilities	220,826	346,869	686	30,548	129,232	47,615	20,205	22,376	180,938	23,709
Net assets (Note 7)	$183,032,484	$257,460,947	$3,001,411	$66,026,711	$75,215,217	$20,000,869	$35,097,916	$77,020,910	$40,931,763	$22,913,169

(a) Investment shares	16,371,421	22,844,805	346,583	3,148,627	2,800,269	2,018,251	3,352,236	4,581,851	40,931,763	1,361,448
Investments at cost	$180,271,985	$258,731,769	$3,227,108	$61,956,834	$75,501,327	$20,130,165	$36,250,341	$72,283,308	$40,931,763	$22,072,504

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL Disciplined Growth Portfolio	JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio	JNL Institutional Alt 35 Portfolio	JNL Institutional Alt 50 Portfolio	JNL Institutional Alt 65 Portfolio	Funds Blue Chip Income and Growth Portfolio	JNL/American Funds Global Bond Portfolio	Funds Global Small Capitalization Portfolio
Investment income
Dividends	$131,208	$424,197	$346,402	$321,784	$302,035	$405,109	$313,541	$110,206	$112,243	$27,493

Expenses
Insurance charges (Note 3)	174,356	475,553	476,559	487,710	472,703	728,262	713,374	250,094	173,943	118,606
Total expenses	174,356	475,553	476,559	487,710	472,703	728,262	713,374	250,094	173,943	118,606
Net investment gain (loss)	(43,148)	(51,356)	(130,157)	(165,926)	(170,668)	(323,153)	(399,833)	(139,888)	(61,700)	(91,113)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	30,240	42,079	70,129	120,272	31	7,080	4,440
Investments	197,655	297,648	1,223,491	203,966	117,173	226,587	418,764	123,493	66,374	145,369
Net change in unrealized appreciation
(depreciation) on investments	(777,623)	(726,288)	(2,047,227)	(1,721,359)	(2,319,161)	(3,739,691)	(3,658,511)	(488,152)	29,321	(1,921,027)
Net realized and unrealized gain (loss)	(579,968)	(428,640)	(823,736)	(1,487,153)	(2,159,909)	(3,442,975)	(3,119,475)	(364,628)	102,775	(1,771,218)

Net increase (decrease) in net assets
from operations	$(623,116)	$(479,996)	$(953,893)	$(1,653,079)	$(2,330,577)	$(3,766,128)	$(3,519,308)	$(504,516)	$41,075	$(1,862,331)

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL/American Funds Growth-Income Portfolio	JNL/American Funds International Portfolio	JNL/American Funds New World Portfolio	JNL/BlackRock Commodity Securities Portfolio	JNL/BlackRock Global Allocation Portfolio	JNL/Brookfield Global Infrastructure Portfolio(a)	JNL/Capital Guardian Global Balanced Portfolio	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/Capital Guardian U.S. Growth Equity Portfolio	JNL/Eagle Core Equity Portfolio
Investment income
Dividends	$112,656	$70,023	$60,264	$233,812	$72,395	$-	$203,529	$105,436	$71,200	$38,874

Expenses
Insurance charges (Note 3)	304,953	143,393	148,884	625,350	197,177	62	303,215	177,590	343,485	107,625
Total expenses	304,953	143,393	148,884	625,350	197,177	62	303,215	177,590	343,485	107,625
Net investment gain (loss)	(192,297)	(73,370)	(88,620)	(391,538)	(124,782)	(62)	(99,686)	(72,154)	(272,285)	(68,751)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	7,073	-	-	164	-	-	-	-	-
Investments	27,995	(144,129)	(44,404)	1,019,573	22,301	38	41,548	166,007	563,142	55,179
Net change in unrealized appreciation
(depreciation) on investments	(912,721)	(1,806,743)	(1,654,962)	(4,485,704)	(587,321)	1,365	(1,173,980)	(785,547)	(580,299)	(190,575)
Net realized and unrealized gain (loss)	(884,726)	(1,943,799)	(1,699,366)	(3,466,131)	(564,856)	1,403	(1,132,432)	(619,540)	(17,157)	(135,396)

Net increase (decrease) in net assets
from operations	$(1,077,023)	$(2,017,169)	$(1,787,986)	$(3,857,669)	$(689,638)	$1,341	$(1,232,118)	$(691,694)	$(289,442)	$(204,147)

(a) Commencement of operations December 12, 2011.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio(a)	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio
Investment income
Dividends	$-	$907,440	$111,031	$-	$2,644,139	$131,630	$531,425	$44,584	$559,450	$905,100

Expenses
Insurance charges (Note 3)	569,178	988,622	179,505	-	1,002,419	144,437	318,133	223,977	438,619	276,424
Total expenses	569,178	988,622	179,505	-	1,002,419	144,437	318,133	223,977	438,619	276,424
Net investment gain (loss)	(569,178)	(81,182)	(68,474)	-	1,641,720	(12,807)	213,292	(179,393)	120,831	628,676

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	2,193,017	-	-	-	-	-	-	-	1,005,965	442,700
Investments	1,685,761	392,221	(23,072)	-	609,413	212,930	253,856	581,411	368,928	228,908
Net change in unrealized appreciation
(depreciation) on investments	(5,443,996)	(2,387,698)	(952,827)	-	(2,095,475)	(1,806,554)	(972,922)	(819,214)	(294,254)	(2,641,681)
Net realized and unrealized gain (loss)	(1,565,218)	(1,995,477)	(975,899)	-	(1,486,062)	(1,593,624)	(719,066)	(237,803)	1,080,639	(1,970,073)

Net increase (decrease) in net assets
from operations	$(2,134,396)	$(2,076,659)	$(1,044,373)	$-	$155,658	$(1,606,431)	$(505,774)	$(417,196)	$1,201,470	$(1,341,397)

(a) Commencement of operations December 12, 2011.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio
Investment income
Dividends	$140,448	$6,755	$519,907	$134,818	$25,842	$-	$70,048	$547,305	$-	$755,608

Expenses
Insurance charges (Note 3)	255,260	88,443	317,249	306,845	261,873	186,064	709,169	317,199	312,424	462,751
Total expenses	255,260	88,443	317,249	306,845	261,873	186,064	709,169	317,199	312,424	462,751
Net investment gain (loss)	(114,812)	(81,688)	202,658	(172,027)	(236,031)	(186,064)	(639,121)	230,106	(312,424)	292,857

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	655,641	-	-	-	-	31,583	-	-	-	-
Investments	203,046	13,017	(112,238)	149,080	589,825	720,102	218,782	(1,956,253)	1,432,347	573,920
Net change in unrealized appreciation (depreciation)
on investments	(2,233,766)	(658,329)	(1,929,432)	(1,620,755)	(2,007,500)	(1,694,091)	(5,051,118)	(2,109,131)	(2,887,937)	1,284,344
Net realized and unrealized gain (loss)	(1,375,079)	(645,312)	(2,041,670)	(1,471,675)	(1,417,675)	(942,406)	(4,832,336)	(4,065,384)	(1,455,590)	1,858,264

Net increase (decrease) in net
assets from operations	$(1,489,891)	$(727,000)	$(1,839,012)	$(1,643,702)	$(1,653,706)	$(1,128,470)	$(5,471,457)	$(3,835,278)	$(1,768,014)	$2,151,121

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow Dividend Portfolio
Investment income
Dividends	$493,031	$94,052	$4,784	$13,266	$460,304	$559,568	$741,985	$130,593	$23,569	$596,389

Expenses
Insurance charges (Note 3)	768,935	234,341	33,533	26,545	477,874	368,124	398,762	66,343	66,425	314,774
Total expenses	768,935	234,341	33,533	26,545	477,874	368,124	398,762	66,343	66,425	314,774
Net investment gain (loss)	(275,904)	(140,289)	(28,749)	(13,279)	(17,570)	191,444	343,223	64,250	(42,856)	281,615

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	4,703	117,659	-	-	250,257	-	-	-
Investments	2,108,870	168,243	59,037	24,846	162,167	1,626,366	339,470	27,350	205,670	(399,389)
Net change in unrealized appreciation
(depreciation) on investments	(11,983,217)	(1,053,757)	(359,888)	(363,923)	(1,475,553)	(299,409)	366,651	(332,919)	(52,060)	936,900
Net realized and unrealized gain (loss)	(9,874,347)	(885,514)	(296,148)	(221,418)	(1,313,386)	1,326,957	956,378	(305,569)	153,610	537,511

Net increase (decrease) in net assets
from operations	$(10,150,251)	$(1,025,803)	$(324,897)	$(234,697)	$(1,330,956)	$1,518,401	$1,299,601	$(241,319)	$110,754	$819,126

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL/MCM Emerging Markets Index Portfolio(a)	JNL/MCM European 30 Portfolio	JNL/MCM Financial Sector Portfolio	JNL/MCM Global Alpha Portfolio	JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio
Investment income
Dividends	$-	$31,087	$84,257	$15,987	$140,471	$416,240	$921,488	$7,684,821	$642,301	$34,475

Expenses
Insurance charges (Note 3)	21	24,635	202,361	27,396	244,071	612,048	585,270	4,029,192	566,786	109,441
Total expenses	21	24,635	202,361	27,396	244,071	612,048	585,270	4,029,192	566,786	109,441
Net investment gain (loss)	(21)	6,452	(118,104)	(11,409)	(103,600)	(195,808)	336,218	3,655,629	75,515	(74,966)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	75,737	-	22,862	-	84,100	-	-	-	-
Investments	-	9,651	7,631	10,001	425,765	557,809	(950,740)	(11,457,932)	(104,422)	320,621
Net change in unrealized appreciation
(depreciation) on investments	(405)	(238,093)	(1,606,161)	4,766	753,815	(2,155,084)	(4,544,059)	(1,152,747)	(4,063,834)	(217,300)
Net realized and unrealized gain (loss)	(405)	(152,705)	(1,598,530)	37,629	1,179,580	(1,513,175)	(5,494,799)	(12,610,679)	(4,168,256)	103,321

Net increase (decrease) in net assets
from operations	$(426)	$(146,253)	$(1,716,634)	$26,220	$1,075,980	$(1,708,983)	$(5,158,581)	$(8,955,050)	$(4,092,741)	$28,355

(a) Commencement of operations August 29, 2011.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio
Investment income
Dividends	$147,440	$304,085	$44,317	$10,087	$232,866	$1,665,987	$83,670	$81,928	$237,469	$40,272

Expenses
Insurance charges (Note 3)	106,822	657,429	48,491	31,272	615,511	1,230,246	182,101	122,549	519,535	370,244
Total expenses	106,822	657,429	48,491	31,272	615,511	1,230,246	182,101	122,549	519,535	370,244
Net investment gain (loss)	40,618	(353,344)	(4,174)	(21,185)	(382,645)	435,741	(98,431)	(40,621)	(282,066)	(329,972)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	105,004	-	1,661,014	665,582	482,482	-	976,136	451,949
Investments	(201,959)	1,349,302	126,090	45,428	1,439,465	1,742,215	301,620	(507,488)	1,218,416	1,730,648
Net change in unrealized appreciation
(depreciation) on investments	(1,595,909)	(1,354,684)	(301,672)	41,766	(4,248,170)	(3,475,197)	(1,780,557)	522,757	(3,786,988)	(2,512,658)
Net realized and unrealized gain (loss)	(1,797,868)	(5,382)	(70,578)	87,194	(1,147,691)	(1,067,400)	(996,455)	15,269	(1,592,436)	(330,061)

Net increase (decrease) in net assets
from operations	$(1,757,250)	$(358,726)	$(74,752)	$66,009	$(1,530,336)	$(631,659)	$(1,094,886)	$(25,352)	$(1,874,502)	$(660,033)

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	JNL/ Oppenheimer Global Growth Portfolio	JNL/PAM Asia ex-Japan Portfolio	JNL/PAM China-India Portfolio	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio
Investment income
Dividends	$-	$155,685	$160,182	$38,067	$76,424	$587,083	$5,442,369	$-	$3,282,361	$4,573

Expenses
Insurance charges (Note 3)	579,632	194,324	403,042	130,452	347,307	949,759	2,770,784	36,754	708,965	56,490
Total expenses	579,632	194,324	403,042	130,452	347,307	949,759	2,770,784	36,754	708,965	56,490
Net investment gain (loss)	(579,632)	(38,639)	(242,860)	(92,385)	(270,883)	(362,676)	2,671,585	(36,754)	2,573,396	(51,917)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	-	-	-	593,444	1,240,747	2,955,952	230,862	-	-	39,629
Investments	(1,467,707)	(700,254)	155,968	304,717	158,006	1,003,762	387,769	(58,952)	1,205,448	66,785
Net change in unrealized appreciation
(depreciation) on investments	(7,092,780)	173,810	(2,706,797)	(2,853,575)	(8,309,173)	1,816,291	1,798,849	37,466	(2,400,116)	(493,446)
Net realized and unrealized gain (loss)	(8,560,487)	(526,444)	(2,550,829)	(1,955,414)	(6,910,420)	5,776,005	2,417,480	(21,486)	(1,194,668)	(387,032)

Net increase (decrease) in net assets
from operations	$(9,140,119)	$(565,083)	$(2,793,689)	$(2,047,799)	$(7,181,303)	$5,413,329	$5,089,065	$(58,240)	$1,378,728	$(438,949)

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL/ PPM America Small Cap Value Portfolio	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio
Investment income
Dividends	$6,643	$52,057	$988,201	$2,404,932	$28,499	$324,343	$120,191	$449,836	$2,180,754	$1,294,309

Expenses
Insurance charges (Note 3)	43,971	71,352	177,718	798,596	80,127	273,206	171,948	1,249,624	1,531,504	2,942,241
Total expenses	43,971	71,352	177,718	798,596	80,127	273,206	171,948	1,249,624	1,531,504	2,942,241
Net investment gain (loss)	(37,328)	(19,295)	810,483	1,606,336	(51,628)	51,137	(51,757)	(799,788)	649,250	(1,647,932)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	271,380	-	227,892	222,479	251,819	328,236	948,332	-	1,389,348	906,011
Investments	41,706	121,165	185,446	2,578,069	708,406	707,909	(569,960)	1,871,139	907,518	2,717,204
Net change in unrealized appreciation
(depreciation) on investments	(543,059)	(348,137)	(4,471,121)	(2,490,691)	(706,741)	816,192	(1,541,317)	(6,625,446)	(1,582,996)	(11,928,207)
Net realized and unrealized gain (loss)	(229,973)	(226,972)	(4,057,783)	309,857	253,484	1,852,337	(1,162,945)	(4,754,307)	713,870	(8,304,992)

Net increase (decrease) in net assets
from operations	$(267,301)	$(246,267)	$(3,247,300)	$1,916,193	$201,856	$1,903,474	$(1,214,702)	$(5,554,095)	$1,363,120	$(9,952,924)

See notes to the financial statements.

JNLNY Separate Account I
Statements of Operations
For the Year Ended December 31, 2011

	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio
Investment income
Dividends	$3,268,974	$3,960,840	$32,457	$-	$11,772	$206,161	$487,375	$794,480	$1,045	$234,390

Expenses
Insurance charges (Note 3)	2,701,606	3,872,582	41,442	979,195	1,171,204	268,079	539,214	1,042,732	585,078	356,331
Total expenses	2,701,606	3,872,582	41,442	979,195	1,171,204	268,079	539,214	1,042,732	585,078	356,331
Net investment gain (loss)	567,368	88,258	(8,985)	(979,195)	(1,159,432)	(61,918)	(51,839)	(248,252)	(584,033)	(121,941)

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Distributions from investment companies	1,582,670	4,446,721	149,950	-	6,310,285	-	-	-	324	-
Investments	1,559,469	2,461,817	(54,459)	1,924,263	2,941,972	(1,235)	(66,621)	914,609	-	360,193
Net change in unrealized appreciation
(depreciation) on investments	(5,661,360)	(15,182,441)	(367,102)	(3,379,476)	(10,850,935)	(1,436)	(1,266,310)	332,819	-	(1,137,830)
Net realized and unrealized gain (loss)	(2,519,221)	(8,273,903)	(271,611)	(1,455,213)	(1,598,678)	(2,671)	(1,332,931)	1,247,428	324	(777,637)

Net increase (decrease) in net assets
from operations	$(1,951,853)	$(8,185,645)	$(280,596)	$(2,434,408)	$(2,758,110)	$(64,589)	$(1,384,770)	$999,176	$(583,709)	$(899,578)

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL Disciplined Growth Portfolio	JNL Disciplined Moderate Portfolio	JNL Disciplined Moderate Growth Portfolio	JNL Institutional Alt 20 Portfolio	JNL Institutional Alt 35 Portfolio	JNL Institutional Alt 50 Portfolio	JNL Institutional Alt 65 Portfolio	Funds Blue Chip Income and Growth Portfolio	JNL/American Funds Global Bond Portfolio	Funds Global Small Capitalization Portfolio
Operations
Net investment income (loss)	$(43,148)	$(51,356)	$(130,157)	$(165,926)	$(170,668)	$(323,153)	$(399,833)	$(139,888)	$(61,700)	$(91,113)
Net realized gain (loss) on investments	197,655	297,648	1,223,491	234,206	159,252	296,716	539,036	123,524	73,454	149,809
Net change in unrealized appreciation
(depreciation) on investments	(777,623)	(726,288)	(2,047,227)	(1,721,359)	(2,319,161)	(3,739,691)	(3,658,511)	(488,152)	29,321	(1,921,027)
Net increase (decrease) in net assets
from operations	(623,116)	(479,996)	(953,893)	(1,653,079)	(2,330,577)	(3,766,128)	(3,519,308)	(504,516)	41,075	(1,862,331)

Contract transactions 1
Purchase payments (Note 4)	3,930,127	9,223,207	11,122,863	15,141,639	23,250,096	23,235,890	8,009,474	13,746,621	8,099,602	5,146,715
Surrenders and terminations	(306,773)	(1,045,728)	(1,518,508)	(1,350,521)	(523,625)	(898,505)	(2,725,728)	(438,378)	(429,290)	(162,959)
Transfers between portfolios	1,064,843	4,194,166	1,832,326	3,803,573	2,061,123	7,509,480	367,128	1,698,964	3,352,949	(795,851)
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(89,325)	(281,794)	(288,877)	(289,598)	(330,353)	(494,078)	(244,205)	(221,556)	(170,831)	(81,282)
Net increase (decrease) in net assets from
contract transactions	4,598,872	12,089,851	11,147,804	17,305,093	24,457,241	29,352,787	5,406,669	14,785,651	10,852,430	4,106,623

Net increase (decrease) in net assets	3,975,756	11,609,855	10,193,911	15,652,014	22,126,664	25,586,659	1,887,361	14,281,135	10,893,505	2,244,292

Net assets beginning of period	8,907,186	23,776,900	24,630,346	22,417,478	18,229,303	32,486,874	42,126,433	9,396,411	5,706,855	6,409,168

Net assets end of period	$12,882,942	$35,386,755	$34,824,257	$38,069,492	$40,355,967	$58,073,533	$44,013,794	$23,677,546	$16,600,360	$8,653,460

1 Contract unit transactions
Units Outstanding at December 31, 2010	1,036,416	2,448,593	2,702,881	1,600,520	1,236,822	2,140,218	2,674,819	913,530	552,064	581,255

Units Issued	716,513	1,561,276	2,696,041	1,416,169	1,825,977	2,119,940	719,593	1,675,042	1,353,147	708,408
Units Redeemed	(180,960)	(338,035)	(1,487,003)	(183,454)	(172,057)	(184,180)	(394,731)	(221,043)	(341,900)	(301,243)

Units Outstanding at December 31, 2011	1,571,969	3,671,834	3,911,919	2,833,235	2,890,742	4,075,978	2,999,681	2,367,529	1,563,311	988,420

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/American Funds Growth-Income Portfolio	JNL/American Funds International Portfolio	JNL/American Funds New World Portfolio	JNL/BlackRock Commodity Securities Portfolio	JNL/BlackRock Global Allocation Portfolio	JNL/Brookfield Global Infrastructure Portfolio(a)	JNL/Capital Guardian Global Balanced Portfolio	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/Capital Guardian U.S. Growth Equity Portfolio	JNL/Eagle Core Equity Portfolio
Operations
Net investment income (loss)	$(192,297)	$(73,370)	$(88,620)	$(391,538)	$(124,782)	$(62)	$(99,686)	$(72,154)	$(272,285)	$(68,751)
Net realized gain (loss) on investments	27,995	(137,056)	(44,404)	1,019,573	22,465	38	41,548	166,007	563,142	55,179
Net change in unrealized appreciation
(depreciation) on investments	(912,721)	(1,806,743)	(1,654,962)	(4,485,704)	(587,321)	1,365	(1,173,980)	(785,547)	(580,299)	(190,575)
Net increase (decrease) in net assets
from operations	(1,077,023)	(2,017,169)	(1,787,986)	(3,857,669)	(689,638)	1,341	(1,232,118)	(691,694)	(289,442)	(204,147)

Contract transactions 1
Purchase payments (Note 4)	18,072,215	7,690,620	7,679,989	12,024,922	9,926,977	29,753	3,182,311	1,453,043	3,763,913	2,486,045
Surrenders and terminations	(395,043)	(221,438)	(317,483)	(1,839,274)	(347,405)	-	(1,442,946)	(439,771)	(1,066,675)	(747,472)
Transfers between portfolios	3,803,880	1,821,291	2,492,354	2,461,950	2,538,015	319,264	132,182	(536,887)	(462,713)	493,891
Net annuitization transactions	-	-	-	(4,384)	-	-	-	-	-	-
Policyholder charges (Note 3)	(274,650)	(111,365)	(109,647)	(248,410)	(146,909)	(73)	(97,616)	(55,855)	(119,083)	(44,847)
Net increase (decrease) in net assets from
contract transactions	21,206,402	9,179,108	9,745,213	12,394,804	11,970,678	348,944	1,773,931	420,530	2,115,442	2,187,617

Net increase (decrease) in net assets	20,129,379	7,161,939	7,957,227	8,537,135	11,281,040	350,285	541,813	(271,164)	1,826,000	1,983,470

Net assets beginning of period	9,854,110	4,824,671	5,159,733	31,623,300	7,298,193	-	18,133,177	11,063,356	20,024,681	5,549,587

Net assets end of period	$29,983,489	$11,986,610	$13,116,960	$40,160,435	$18,579,233	$350,285	$18,674,990	$10,792,192	$21,850,681	$7,533,057

1 Contract unit transactions
Units Outstanding at December 31, 2010	952,515	449,274	458,931	2,830,894	707,594	-	1,567,859	481,535	908,743	353,553

Units Issued	2,251,023	1,025,829	1,118,584	1,816,322	1,344,473	35,690	425,816	94,666	254,026	238,695
Units Redeemed	(191,867)	(150,798)	(194,704)	(708,281)	(149,909)	(1,848)	(272,044)	(85,283)	(186,102)	(110,196)

Units Outstanding at December 31, 2011	3,011,671	1,324,305	1,382,811	3,938,935	1,902,158	33,842	1,721,631	490,918	976,667	482,052

(a) Commencement of operations December 12, 2011.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Global Multisector Bond Portfolio(a)	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio
Operations
Net investment income (loss)	$(569,178)	$(81,182)	$(68,474)	$-	$1,641,720	$(12,807)	$213,292	$(179,393)	$120,831	$628,676
Net realized gain (loss) on investments	3,878,778	392,221	(23,072)	-	609,413	212,930	253,856	581,411	1,374,893	671,608
Net change in unrealized appreciation
(depreciation) on investments	(5,443,996)	(2,387,698)	(952,827)	-	(2,095,475)	(1,806,554)	(972,922)	(819,214)	(294,254)	(2,641,681)
Net increase (decrease) in net assets
from operations	(2,134,396)	(2,076,659)	(1,044,373)	-	155,658	(1,606,431)	(505,774)	(417,196)	1,201,470	(1,341,397)

Contract transactions 1
Purchase payments (Note 4)	11,926,687	11,441,170	3,029,767	-	16,271,078	2,443,809	6,321,439	5,130,400	6,187,876	4,991,421
Surrenders and terminations	(1,625,849)	(2,899,013)	(880,372)	-	(4,595,595)	(235,738)	(1,252,305)	(612,123)	(1,782,924)	(599,866)
Transfers between portfolios	1,044,082	(1,778,878)	1,740,675	-	1,908,196	(111,634)	933,983	(842,414)	1,085,686	(151,275)
Net annuitization transactions	-	-	-	-	-	-	-	-	-	(1,137)
Policyholder charges (Note 3)	(189,846)	(358,535)	(80,542)	-	(420,337)	(59,301)	(175,031)	(105,714)	(171,189)	(146,078)
Net increase (decrease) in net assets from
contract transactions	11,155,074	6,404,744	3,809,528	-	13,163,342	2,037,136	5,828,086	3,570,149	5,319,449	4,093,065

Net increase (decrease) in net assets	9,020,678	4,328,085	2,765,155	-	13,319,000	430,705	5,322,312	3,152,953	6,520,919	2,751,668

Net assets beginning of period	29,936,116	57,185,476	9,349,260	-	53,897,459	8,310,775	17,073,033	13,063,817	23,678,347	14,481,626

Net assets end of period	$38,956,794	$61,513,561	$12,114,415	$-	$67,216,459	$8,741,480	$22,395,345	$16,216,770	$30,199,266	$17,233,294

1 Contract unit transactions
Units Outstanding at December 31, 2010	1,107,065	6,588,284	1,188,452	-	4,941,355	1,043,553	2,068,582	1,037,531	1,083,581	1,086,663

Units Issued	984,432	1,990,996	712,848	-	2,173,405	534,035	1,138,585	643,420	521,604	646,974
Units Redeemed	(601,283)	(1,284,389)	(235,886)	-	(1,014,400)	(275,264)	(435,888)	(336,008)	(295,146)	(355,392)

Units Outstanding at December 31, 2011	1,490,214	7,294,891	1,665,414	-	6,100,360	1,302,324	2,771,279	1,344,943	1,310,039	1,378,245

(a) Commencement of operations December 12, 2011.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio
Operations
Net investment income (loss)	$(114,812)	$(81,688)	$202,658	$(172,027)	$(236,031)	$(186,064)	$(639,121)	$230,106	$(312,424)	$292,857
Net realized gain (loss) on investments	858,687	13,017	(112,238)	149,080	589,825	751,685	218,782	(1,956,253)	1,432,347	573,920
Net change in unrealized appreciation
(depreciation) on investments	(2,233,766)	(658,329)	(1,929,432)	(1,620,755)	(2,007,500)	(1,694,091)	(5,051,118)	(2,109,131)	(2,887,937)	1,284,344
Net increase (decrease) in net assets
from operations	(1,489,891)	(727,000)	(1,839,012)	(1,643,702)	(1,653,706)	(1,128,470)	(5,471,457)	(3,835,278)	(1,768,014)	2,151,121

Contract transactions 1
Purchase payments (Note 4)	6,286,104	766,938	6,547,668	4,874,271	4,315,826	3,566,212	21,381,188	3,203,538	3,073,873	8,522,818
Surrenders and terminations	(440,022)	(180,257)	(828,406)	(1,232,389)	(1,023,272)	(926,678)	(1,138,777)	(1,244,228)	(1,467,490)	(2,816,580)
Transfers between portfolios	6,727,363	(143,480)	(1,225,700)	(1,725,151)	884,912	(148,080)	8,826,484	1,127,019	570,869	3,696,936
Net annuitization transactions	-	-	-	-	-	-	(4,728)	(25,578)	-	(450,471)
Policyholder charges (Note 3)	(117,610)	(36,694)	(124,341)	(110,286)	(105,208)	(56,596)	(498,449)	(83,742)	(75,296)	(204,787)
Net increase (decrease) in net assets from
contract transactions	12,455,835	406,507	4,369,221	1,806,445	4,072,258	2,434,858	28,565,718	2,977,009	2,101,956	8,747,916

Net increase (decrease) in net assets	10,965,944	(320,493)	2,530,209	162,743	2,418,552	1,306,388	23,094,261	(858,269)	333,942	10,899,037

Net assets beginning of period	11,927,668	5,597,727	16,691,213	18,690,943	13,781,275	9,681,115	30,214,491	18,236,946	19,305,101	24,533,169

Net assets end of period	$22,893,612	$5,277,234	$19,221,422	$18,853,686	$16,199,827	$10,987,503	$53,308,752	$17,378,677	$19,639,043	$35,432,206

1 Contract unit transactions
Units Outstanding at December 31, 2010	913,592	649,725	1,354,231	1,181,437	1,123,950	637,395	2,696,388	1,431,547	883,839	1,348,797

Units Issued	1,188,652	193,489	838,837	434,187	857,356	668,214	2,810,121	846,447	355,348	940,962
Units Redeemed	(199,896)	(146,917)	(505,212)	(332,173)	(548,227)	(562,259)	(281,727)	(692,075)	(293,717)	(499,217)

Units Outstanding at December 31, 2011	1,902,348	696,297	1,687,856	1,283,451	1,433,079	743,350	5,224,782	1,585,919	945,470	1,790,542

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 10 x 10 Portfolio	JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow Dividend Portfolio
Operations
Net investment income (loss)	$(275,904)	$(140,289)	$(28,749)	$(13,279)	$(17,570)	$191,444	$343,223	$64,250	$(42,856)	$281,615
Net realized gain (loss) on investments	2,108,870	168,243	63,740	142,505	162,167	1,626,366	589,727	27,350	205,670	(399,389)
Net change in unrealized appreciation
(depreciation) on investments	(11,983,217)	(1,053,757)	(359,888)	(363,923)	(1,475,553)	(299,409)	366,651	(332,919)	(52,060)	936,900
Net increase (decrease) in net assets
from operations	(10,150,251)	(1,025,803)	(324,897)	(234,697)	(1,330,956)	1,518,401	1,299,601	(241,319)	110,754	819,126

Contract transactions 1
Purchase payments (Note 4)	10,609,313	3,113,410	983,113	1,032,171	6,862,031	3,878,184	3,924,543	1,193,091	1,558,458	4,945,844
Surrenders and terminations	(2,186,872)	(1,156,972)	(117,284)	(34,663)	(1,522,506)	(1,297,113)	(2,171,658)	(189,667)	(146,736)	(761,046)
Transfers between portfolios	(13,713,217)	(582,150)	367,255	(157,272)	(1,179,651)	(8,323,579)	2,715,514	1,251,964	774,042	(547,507)
Net annuitization transactions	(4,966)	-	-	-	-	-	-	-	(24,291)	(32,253)
Policyholder charges (Note 3)	(323,598)	(60,345)	(16,761)	(12,087)	(170,070)	(85,216)	(87,722)	(23,316)	(27,051)	(105,753)
Net increase (decrease) in net assets from
contract transactions	(5,619,340)	1,313,943	1,216,323	828,149	3,989,804	(5,827,724)	4,380,677	2,232,072	2,134,422	3,499,285

Net increase (decrease) in net assets	(15,769,591)	288,140	891,426	593,452	2,658,848	(4,309,323)	5,680,278	1,990,753	2,245,176	4,318,411

Net assets beginning of period	56,930,536	13,799,529	1,664,376	1,296,831	28,350,841	26,660,420	22,460,718	4,063,362	3,220,260	17,318,096

Net assets end of period	$41,160,945	$14,087,669	$2,555,802	$1,890,283	$31,009,689	$22,351,097	$28,140,996	$6,054,115	$5,465,436	$21,636,507

1 Contract unit transactions
Units Outstanding at December 31, 2010	4,060,448	716,317	113,388	103,443	3,273,453	1,940,572	1,725,391	746,329	286,581	2,557,810

Units Issued	1,243,739	231,466	124,328	123,539	991,136	681,907	650,156	1,171,414	406,873	1,151,117
Units Redeemed	(1,686,228)	(165,901)	(37,493)	(53,613)	(554,752)	(1,102,539)	(331,242)	(735,602)	(230,834)	(641,532)

Units Outstanding at December 31, 2011	3,617,959	781,882	200,223	173,369	3,709,837	1,519,940	2,044,305	1,182,141	462,620	3,067,395

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM Emerging Markets Index Portfolio(a)	JNL/MCM European 30 Portfolio	JNL/MCM Financial Sector Portfolio	JNL/MCM Global Alpha Portfolio	JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio
Operations
Net investment income (loss)	$(21)	$6,452	$(118,104)	$(11,409)	$(103,600)	$(195,808)	$336,218	$3,655,629	$75,515	$(74,966)
Net realized gain (loss) on investments	-	85,388	7,631	32,863	425,765	641,909	(950,740)	(11,457,932)	(104,422)	320,621
Net change in unrealized appreciation
(depreciation) on investments	(405)	(238,093)	(1,606,161)	4,766	753,815	(2,155,084)	(4,544,059)	(1,152,747)	(4,063,834)	(217,300)
Net increase (decrease) in net assets
from operations	(426)	(146,253)	(1,716,634)	26,220	1,075,980	(1,708,983)	(5,158,581)	(8,955,050)	(4,092,741)	28,355

Contract transactions 1
Purchase payments (Note 4)	38,472	435,627	2,040,376	1,020,185	5,074,526	13,905,311	5,464,143	12,582,781	3,065,324	1,434,130
Surrenders and terminations	(31)	(69,818)	(609,108)	(37,650)	(829,803)	(1,148,133)	(3,417,919)	(19,195,144)	(1,415,091)	(225,821)
Transfers between portfolios	75,168	(21,298)	692,937	181,549	1,819,808	2,157,719	534,328	(14,324,177)	(541,611)	153,094
Net annuitization transactions	-	-	-	-	-	-	(7,727)	(224,608)	-	-
Policyholder charges (Note 3)	-	(11,784)	(57,394)	(15,704)	(98,876)	(188,945)	(133,295)	(442,354)	(140,264)	(28,076)
Net increase (decrease) in net assets from
contract transactions	113,609	332,727	2,066,811	1,148,380	5,965,655	14,725,952	2,439,530	(21,603,502)	968,358	1,333,327

Net increase (decrease) in net assets	113,183	186,474	350,177	1,174,600	7,041,635	13,016,969	(2,719,051)	(30,558,552)	(3,124,383)	1,361,682

Net assets beginning of period	-	1,305,737	9,304,134	917,015	11,108,208	29,866,828	34,076,029	255,346,979	33,785,801	5,544,742

Net assets end of period	$113,183	$1,492,211	$9,654,311	$2,091,615	$18,149,843	$42,883,797	$31,356,978	$224,788,427	$30,661,418	$6,906,424

1 Contract unit transactions
Units Outstanding at December 31, 2010	-	109,176	1,247,372	89,304	971,115	3,123,404	2,261,041	23,278,571	3,516,407	500,625

Units Issued	12,530	77,630	2,677,756	139,937	1,015,195	1,804,521	737,174	1,751,428	709,545	395,046
Units Redeemed	(3)	(50,023)	(2,415,702)	(27,893)	(537,389)	(275,612)	(596,010)	(3,780,321)	(624,980)	(275,457)

Units Outstanding at December 31, 2011	12,527	136,783	1,509,426	201,348	1,448,921	4,652,313	2,402,205	21,249,678	3,600,972	620,214

(a) Commencement of operations August 29, 2011.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio
Operations
Net investment income (loss)	$40,618	$(353,344)	$(4,174)	$(21,185)	$(382,645)	$435,741	$(98,431)	$(40,621)	$(282,066)	$(329,972)
Net realized gain (loss) on investments	(201,959)	1,349,302	231,094	45,428	3,100,479	2,407,797	784,102	(507,488)	2,194,552	2,182,597
Net change in unrealized appreciation
(depreciation) on investments	(1,595,909)	(1,354,684)	(301,672)	41,766	(4,248,170)	(3,475,197)	(1,780,557)	522,757	(3,786,988)	(2,512,658)
Net increase (decrease) in net assets
from operations	(1,757,250)	(358,726)	(74,752)	66,009	(1,530,336)	(631,659)	(1,094,886)	(25,352)	(1,874,502)	(660,033)

Contract transactions 1
Purchase payments (Note 4)	915,366	10,812,484	1,178,941	446,232	6,056,238	14,441,334	1,608,953	1,057,755	4,445,554	5,505,963
Surrenders and terminations	(260,770)	(2,394,673)	(166,168)	(44,068)	(3,786,727)	(5,662,667)	(370,916)	(612,368)	(3,185,836)	(760,030)
Transfers between portfolios	349,274	2,565,949	(1,075,385)	292,176	(1,064,625)	21,605,106	56,101	(1,055,518)	(1,019,831)	(2,483,615)
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(22,059)	(233,130)	(26,331)	(7,046)	(116,306)	(524,741)	(32,375)	(19,756)	(87,191)	(132,085)
Net increase (decrease) in net assets from
contract transactions	981,811	10,750,630	(88,943)	687,294	1,088,580	29,859,032	1,261,763	(629,887)	152,696	2,130,233

Net increase (decrease) in net assets	(775,439)	10,391,904	(163,695)	753,303	(441,756)	29,227,373	166,877	(655,239)	(1,721,806)	1,470,200

Net assets beginning of period	6,019,564	30,493,279	3,375,534	1,552,338	35,870,995	65,927,693	11,166,607	8,067,684	31,065,969	19,316,718

Net assets end of period	$5,244,125	$40,885,183	$3,211,839	$2,305,641	$35,429,239	$95,155,066	$11,333,484	$7,412,445	$29,344,163	$20,786,918

1 Contract unit transactions
Units Outstanding at December 31, 2010	730,488	993,661	259,887	162,583	2,175,353	6,111,514	976,568	638,919	2,092,402	2,843,086

Units Issued	305,633	801,581	143,547	113,223	663,488	4,390,757	335,207	145,006	509,271	2,745,823
Units Redeemed	(185,721)	(493,072)	(147,414)	(42,407)	(620,755)	(1,655,339)	(221,800)	(201,425)	(507,191)	(2,489,600)

Units Outstanding at December 31, 2011	850,400	1,302,170	256,020	233,399	2,218,086	8,846,932	1,089,975	582,500	2,094,482	3,099,309

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	JNL/ Oppenheimer Global Growth Portfolio	JNL/PAM Asia ex-Japan Portfolio	JNL/PAM China-India Portfolio	JNL/PIMCO Real Return Portfolio	JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio
Operations
Net investment income (loss)	$(579,632)	$(38,639)	$(242,860)	$(92,385)	$(270,883)	$(362,676)	$2,671,585	$(36,754)	$2,573,396	$(51,917)
Net realized gain (loss) on investments	(1,467,707)	(700,254)	155,968	898,161	1,398,753	3,959,714	618,631	(58,952)	1,205,448	106,414
Net change in unrealized appreciation
(depreciation) on investments	(7,092,780)	173,810	(2,706,797)	(2,853,575)	(8,309,173)	1,816,291	1,798,849	37,466	(2,400,116)	(493,446)
Net increase (decrease) in net assets
from operations	(9,140,119)	(565,083)	(2,793,689)	(2,047,799)	(7,181,303)	5,413,329	5,089,065	(58,240)	1,378,728	(438,949)

Contract transactions 1
Purchase payments (Note 4)	1,642,446	1,713,625	6,657,149	1,942,966	6,732,945	19,255,097	44,664,632	5,247,091	11,520,272	1,265,373
Surrenders and terminations	(2,280,646)	(662,668)	(1,259,745)	(283,587)	(635,739)	(3,482,823)	(11,964,074)	(31,387)	(2,772,506)	(91,438)
Transfers between portfolios	7,148,859	(964,815)	1,610,432	(999,110)	(850,918)	9,640,694	(765,468)	673,986	1,943,688	120,769
Net annuitization transactions	(4,483)	-	-	-	-	(12,228)	(1,106)	-	-	-
Policyholder charges (Note 3)	(60,718)	(32,794)	(135,121)	(54,656)	(160,710)	(467,079)	(1,327,791)	(23,863)	(249,200)	(34,330)
Net increase (decrease) in net assets from
contract transactions	6,445,458	53,348	6,872,715	605,613	5,085,578	24,933,661	30,606,193	5,865,827	10,442,254	1,260,374

Net increase (decrease) in net assets	(2,694,661)	(511,735)	4,079,026	(1,442,186)	(2,095,725)	30,346,990	35,695,258	5,807,587	11,820,982	821,425

Net assets beginning of period	31,853,672	11,904,511	21,461,730	9,192,808	21,617,761	45,867,748	155,395,705	-	38,138,201	2,878,712

Net assets end of period	$29,159,011	$11,392,776	$25,540,756	$7,750,622	$19,522,036	$76,214,738	$191,090,963	$5,807,587	$49,959,183	$3,700,137

1 Contract unit transactions
Units Outstanding at December 31, 2010	2,563,555	1,069,134	1,569,805	975,198	2,520,101	3,628,265	8,811,512	-	2,558,222	276,200

Units Issued	1,129,731	221,986	739,264	437,901	1,470,853	2,607,961	3,445,033	790,659	1,921,908	266,254
Units Redeemed	(603,956)	(211,441)	(249,619)	(353,379)	(783,506)	(758,222)	(1,831,609)	(204,600)	(1,248,938)	(152,872)

Units Outstanding at December 31, 2011	3,089,330	1,079,679	2,059,450	1,059,720	3,207,448	5,478,004	10,424,936	586,059	3,231,192	389,582

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/ PPM America Small Cap Value Portfolio	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio
Operations
Net investment income (loss)	$(37,328)	$(19,295)	$810,483	$1,606,336	$(51,628)	$51,137	$(51,757)	$(799,788)	$649,250	$(1,647,932)
Net realized gain (loss) on investments	313,086	121,165	413,338	2,800,548	960,225	1,036,145	378,372	1,871,139	2,296,866	3,623,215
Net change in unrealized appreciation
(depreciation) on investments	(543,059)	(348,137)	(4,471,121)	(2,490,691)	(706,741)	816,192	(1,541,317)	(6,625,446)	(1,582,996)	(11,928,207)
Net increase (decrease) in net assets
from operations	(267,301)	(246,267)	(3,247,300)	1,916,193	201,856	1,903,474	(1,214,702)	(5,554,095)	1,363,120	(9,952,924)

Contract transactions 1
Purchase payments (Note 4)	907,970	596,528	3,734,797	9,531,039	756,489	8,058,709	2,629,962	11,525,292	24,360,606	40,116,321
Surrenders and terminations	(63,450)	(509,086)	(586,448)	(1,950,017)	(216,659)	(617,998)	(430,434)	(8,684,852)	(7,848,230)	(11,517,781)
Transfers between portfolios	(40,709)	(1,068,838)	3,636,473	(2,806,666)	(2,077,751)	7,421,151	10,287,726	1,609,750	442,788	(1,871,343)
Net annuitization transactions	-	-	-	-	-	-	-	(4,861)	-	-
Policyholder charges (Note 3)	(28,371)	(21,099)	(91,627)	(209,674)	(18,014)	(174,267)	(43,235)	(372,227)	(722,035)	(954,427)
Net increase (decrease) in net assets from
contract transactions	775,440	(1,002,495)	6,693,195	4,564,682	(1,555,935)	14,687,595	12,444,019	4,073,102	16,233,129	25,772,770

Net increase (decrease) in net assets	508,139	(1,248,762)	3,445,895	6,480,875	(1,354,079)	16,591,069	11,229,317	(1,480,993)	17,596,249	15,819,846

Net assets beginning of period	2,589,196	5,414,150	5,977,442	46,655,478	5,117,229	11,456,915	4,508,146	69,459,420	88,158,503	168,908,532

Net assets end of period	$3,097,335	$4,165,388	$9,423,337	$53,136,353	$3,763,150	$28,047,984	$15,737,463	$67,978,427	$105,754,752	$184,728,378

1 Contract unit transactions
Units Outstanding at December 31, 2010	249,923	394,928	587,609	4,471,298	474,282	1,136,030	414,392	4,957,226	7,440,699	11,485,332

Units Issued	204,566	96,795	1,474,031	1,571,797	492,360	2,077,503	1,718,789	2,897,829	2,830,046	4,041,597
Units Redeemed	(124,646)	(171,640)	(911,400)	(1,158,157)	(648,372)	(697,985)	(753,841)	(2,728,757)	(1,485,610)	(2,423,113)

Units Outstanding at December 31, 2011	329,843	320,083	1,150,240	4,884,938	318,270	2,515,548	1,379,340	5,126,298	8,785,135	13,103,816

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2011

	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio
Operations
Net investment income (loss)	$567,368	$88,258	$(8,985)	$(979,195)	$(1,159,432)	$(61,918)	$(51,839)	$(248,252)	$(584,033)	$(121,941)
Net realized gain (loss) on investments	3,142,139	6,908,538	95,491	1,924,263	9,252,257	(1,235)	(66,621)	914,609	324	360,193
Net change in unrealized appreciation
(depreciation) on investments	(5,661,360)	(15,182,441)	(367,102)	(3,379,476)	(10,850,935)	(1,436)	(1,266,310)	332,819	-	(1,137,830)
Net increase (decrease) in net assets
from operations	(1,951,853)	(8,185,645)	(280,596)	(2,434,408)	(2,758,110)	(64,589)	(1,384,770)	999,176	(583,709)	(899,578)

Contract transactions 1
Purchase payments (Note 4)	45,817,231	64,141,307	1,032,915	13,458,483	14,974,889	6,514,391	6,042,973	22,027,862	43,625,361	4,848,995
Surrenders and terminations	(9,457,762)	(14,501,478)	(50,039)	(4,318,191)	(4,284,209)	(1,173,668)	(2,583,889)	(3,672,215)	(10,664,313)	(1,132,734)
Transfers between portfolios	3,467,800	7,040,293	391,433	5,491,525	(570,000)	1,091,963	2,559,882	2,159,090	(16,551,079)	890,164
Net annuitization transactions	(55,499)	(127,547)	-	-	(2,438)	-	-	(18,745)	-	(1,197)
Policyholder charges (Note 3)	(1,238,496)	(1,622,100)	(25,214)	(344,413)	(343,142)	(137,336)	(135,529)	(552,670)	(275,251)	(111,174)
Net increase (decrease) in net assets from
contract transactions	38,533,274	54,930,475	1,349,095	14,287,404	9,775,100	6,295,350	5,883,437	19,943,322	16,134,718	4,494,054

Net increase (decrease) in net assets	36,581,421	46,744,830	1,068,499	11,852,996	7,016,990	6,230,761	4,498,667	20,942,498	15,551,009	3,594,476

Net assets beginning of period	146,451,063	210,716,117	1,932,912	54,173,715	68,198,227	13,770,108	30,599,249	56,078,412	25,380,754	19,318,693

Net assets end of period	$183,032,484	$257,460,947	$3,001,411	$66,026,711	$75,215,217	$20,000,869	$35,097,916	$77,020,910	$40,931,763	$22,913,169

1 Contract unit transactions
Units Outstanding at December 31, 2010	11,837,377	14,293,300	199,339	2,000,459	1,490,061	1,319,661	2,125,744	2,044,650	2,031,293	984,256

Units Issued	4,626,555	5,529,822	226,121	997,210	555,733	1,275,636	1,005,550	1,006,321	9,590,935	404,002
Units Redeemed	(1,582,031)	(1,952,833)	(93,619)	(546,558)	(370,167)	(676,930)	(608,604)	(312,014)	(8,282,215)	(179,565)

Units Outstanding at December 31, 2011	14,881,901	17,870,289	331,841	2,451,111	1,675,627	1,918,367	2,522,690	2,738,957	3,340,013	1,208,693

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL Institutional Alt 20 Portfolio	JNL Institutional Alt 35 Portfolio	JNL Institutional Alt 50 Portfolio	JNL Institutional Alt 65 Portfolio	JNL/American Funds Blue Chip Income and Growth Portfolio(a)	JNL/American Funds Global Bond Portfolio(a)	JNL/American Funds Global Small Capitalization Portfolio(a)	JNL/American Funds Growth-Income Portfolio(a)	JNL/American Funds International Portfolio(a)	JNL/American Funds New World Portfolio(a)
Operations
Net investment income (loss)	$(96,729)	$(63,347)	$(132,529)	$(9,411)	$(47,193)	$(24,293)	$(30,955)	$(42,391)	$(22,912)	$(22,442)
Net realized gain (loss) on investments	51,174	75,517	85,244	145,111	8,040	2,697	38,001	40,572	30,131	36,502
Net change in unrealized appreciation
(depreciation) on investments	1,901,526	1,763,003	3,125,072	1,923,426	833,926	37,615	622,031	862,587	373,528	418,615
Net increase (decrease) in net assets
from operations	1,855,971	1,775,173	3,077,787	2,059,126	794,773	16,019	629,077	860,768	380,747	432,675

Contract transactions 1
Purchase payments (Note 4)	12,909,049	9,882,962	16,279,086	7,554,524	7,636,271	4,070,867	2,654,143	7,887,694	3,899,641	3,466,477
Surrenders and terminations	(334,152)	(295,345)	(629,700)	(385,776)	(127,788)	(73,812)	(68,716)	(131,736)	(43,812)	(62,168)
Transfers between portfolios	3,441,923	2,325,687	3,190,957	28,758,114	1,093,232	1,693,816	3,195,532	1,237,445	588,126	1,322,812
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(544)	(2,085)	(3,017)	(2,235)	(77)	(35)	(868)	(61)	(31)	(63)
Net increase (decrease) in net assets from
contract transactions	16,016,276	11,911,219	18,837,326	35,924,627	8,601,638	5,690,836	5,780,091	8,993,342	4,443,924	4,727,058

Net increase (decrease) in net assets	17,872,247	13,686,392	21,915,113	37,983,753	9,396,411	5,706,855	6,409,168	9,854,110	4,824,671	5,159,733

Net assets beginning of period	4,545,231	4,542,911	10,571,761	4,142,680	-	-	-	-	-	-

Net assets end of period	$22,417,478	$18,229,303	$32,486,874	$42,126,433	$9,396,411	$5,706,855	$6,409,168	$9,854,110	$4,824,671	$5,159,733

1 Contract unit transactions
Units Outstanding at December 31, 2009	361,252	347,489	788,104	300,164	-	-	-	-	-	-

Units Issued	1,303,386	982,194	1,478,288	2,497,368	1,082,722	560,569	723,237	984,682	480,995	491,357
Units Redeemed	(64,118)	(92,861)	(126,174)	(122,713)	(169,192)	(8,505)	(141,982)	(32,167)	(31,721)	(32,426)

Units Outstanding at December 31, 2010	1,600,520	1,236,822	2,140,218	2,674,819	913,530	552,064	581,255	952,515	449,274	458,931

(a) Commencement of operations May 3, 2010.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/BlackRock Commodity Securities Portfolio	JNL/BlackRock Global Allocation Portfolio(a)	JNL/Capital Guardian Global Balanced Portfolio	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/Capital Guardian U.S. Growth Equity Portfolio	JNL/Eagle Core Equity Portfolio	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio	JNL/Franklin Templeton Global Growth Portfolio	JNL/Franklin Templeton Income Portfolio
Operations
Net investment income (loss)	$(370,850)	$(9,532)	$(77,976)	$(89,260)	$(243,472)	$(55,854)	$(197,856)	$718,026	$(3,355)	$1,105,627
Net realized gain (loss) on investments	(345,046)	101	(249,112)	(104,706)	155,690	(247,296)	416,177	(297,033)	(97,020)	63,664
Net change in unrealized appreciation
(depreciation) on investments	4,736,672	140,578	1,517,764	1,159,020	2,234,413	790,210	4,197,299	3,882,066	645,604	3,470,627
Net increase (decrease) in net assets
from operations	4,020,776	131,147	1,190,676	965,054	2,146,631	487,060	4,415,620	4,303,059	545,229	4,639,918

Contract transactions 1
Purchase payments (Note 4)	6,959,483	5,208,719	3,735,207	2,795,685	4,470,718	1,719,428	4,044,743	13,628,500	2,953,891	13,556,456
Surrenders and terminations	(1,314,000)	(9,148)	(1,373,572)	(602,396)	(996,301)	(759,685)	(866,277)	(2,725,031)	(342,405)	(2,507,392)
Transfers between portfolios	(6,357,618)	1,967,518	604,992	(946,041)	(551,900)	(204,915)	12,082,939	403,452	364,019	3,536,865
Net annuitization transactions	-	-	-	(290)	-	-	-	-	-	-
Policyholder charges (Note 3)	(16,203)	(43)	(9,308)	(3,313)	(6,359)	(6,840)	(5,393)	(45,783)	(3,790)	(21,013)
Net increase (decrease) in net assets from
contract transactions	(728,338)	7,167,046	2,957,319	1,243,645	2,916,158	747,988	15,256,012	11,261,138	2,971,715	14,564,916

Net increase (decrease) in net assets	3,292,438	7,298,193	4,147,995	2,208,699	5,062,789	1,235,048	19,671,632	15,564,197	3,516,944	19,204,834

Net assets beginning of period	28,330,862	-	13,985,182	8,854,657	14,961,892	4,314,539	10,264,484	41,621,279	5,832,316	34,692,625

Net assets end of period	$31,623,300	$7,298,193	$18,133,177	$11,063,356	$20,024,681	$5,549,587	$29,936,116	$57,185,476	$9,349,260	$53,897,459

1 Contract unit transactions
Units Outstanding at December 31, 2009	2,933,991	-	1,299,082	445,523	800,330	327,716	520,649	5,213,865	782,372	3,530,627

Units Issued	1,467,495	709,539	501,314	192,256	514,171	166,503	1,017,763	2,213,085	561,735	1,874,090
Units Redeemed	(1,570,592)	(1,945)	(232,537)	(156,244)	(405,758)	(140,666)	(431,347)	(838,666)	(155,655)	(463,362)

Units Outstanding at December 31, 2010	2,830,894	707,594	1,567,859	481,535	908,743	353,553	1,107,065	6,588,284	1,188,452	4,941,355

(a) Commencement of operations October 11, 2010.

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio	JNL/Franklin Templeton Mutual Shares Portfolio	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio
Operations
Net investment income (loss)	$(23,141)	$(205,307)	$(86,220)	$226,769	$(26,136)	$(79,508)	$(36,487)	$438,133	$(186,310)	$(146,496)
Net realized gain (loss) on investments	134,027	(5,287)	112,438	533,036	486,388	(80,611)	(1,504)	(719,518)	(458,848)	6,006
Net change in unrealized appreciation
(depreciation) on investments	1,052,056	1,554,453	1,952,589	283,052	734,438	1,935,015	429,976	1,978,180	2,672,050	1,893,795
Net increase (decrease) in net assets
from operations	1,162,942	1,343,859	1,978,807	1,042,857	1,194,690	1,774,896	391,985	1,696,795	2,026,892	1,753,305

Contract transactions 1
Purchase payments (Note 4)	2,157,908	5,832,192	2,770,145	6,024,564	5,349,926	4,123,715	1,604,029	3,951,073	4,213,354	3,754,692
Surrenders and terminations	(326,821)	(761,835)	(443,574)	(1,936,406)	(490,906)	(598,554)	(228,442)	(700,350)	(1,000,459)	(1,080,411)
Transfers between portfolios	(219,688)	511,298	2,979,641	496,837	4,754,431	937,884	325,771	1,920,328	(2,759,332)	(42,093)
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(2,980)	(4,243)	(4,355)	(10,376)	(2,876)	(3,826)	(1,621)	(5,753)	(7,484)	(8,061)
Net increase (decrease) in net assets from
contract transactions	1,608,419	5,577,412	5,301,857	4,574,619	9,610,575	4,459,219	1,699,737	5,165,298	446,079	2,624,127

Net increase (decrease) in net assets	2,771,361	6,921,271	7,280,664	5,617,476	10,805,265	6,234,115	2,091,722	6,862,093	2,472,971	4,377,432

Net assets beginning of period	5,539,414	10,151,762	5,783,153	18,060,871	3,676,361	5,693,553	3,506,005	9,829,120	16,217,972	9,403,843

Net assets end of period	$8,310,775	$17,073,033	$13,063,817	$23,678,347	$14,481,626	$11,927,668	$5,597,727	$16,691,213	$18,690,943	$13,781,275

1 Contract unit transactions
Units Outstanding at December 31, 2009	826,223	1,351,464	574,045	885,687	315,732	536,134	435,818	918,721	1,139,510	892,483

Units Issued	639,347	986,769	625,874	470,152	1,264,391	597,709	376,822	1,098,085	517,216	548,961
Units Redeemed	(422,017)	(269,651)	(162,388)	(272,258)	(493,460)	(220,251)	(162,915)	(662,575)	(475,289)	(317,494)

Units Outstanding at December 31, 2010	1,043,553	2,068,582	1,037,531	1,083,581	1,086,663	913,592	649,725	1,354,231	1,181,437	1,123,950

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio	JNL/M&G Global Leaders Portfolio	JNL/MCM 10 x 10 Portfolio
Operations
Net investment income (loss)	$(130,252)	$(272,679)	$137,304	$(264,617)	$326,311	$(470,828)	$(141,192)	$(11,289)	$(9,366)	$111,607
Net realized gain (loss) on investments	167,843	(26,096)	(2,422,810)	872,742	319,972	1,587,219	(485,973)	36,783	30,484	(188,794)
Net change in unrealized appreciation
(depreciation) on investments	1,764,493	2,578,648	3,321,290	2,981,608	183,709	6,720,293	2,821,748	219,345	123,349	3,488,609
Net increase (decrease) in net assets
from operations	1,802,084	2,279,873	1,035,784	3,589,733	829,992	7,836,684	2,194,583	244,839	144,467	3,411,422

Contract transactions 1
Purchase payments (Note 4)	1,726,274	17,483,718	3,283,896	2,272,016	7,906,397	12,783,716	1,745,692	390,049	689,402	4,994,228
Surrenders and terminations	(598,910)	(504,141)	(1,208,462)	(1,181,599)	(1,650,318)	(2,252,627)	(1,015,285)	(38,724)	(22,674)	(963,781)
Transfers between portfolios	404,830	6,271,094	(3,962,004)	(409,961)	395,482	7,930,872	581,117	452,586	21,095	(98,129)
Net annuitization transactions	-	-	-	(342)	(3,812)	-	-	-	-	(266,118)
Policyholder charges (Note 3)	(6,292)	(2,805)	(13,433)	(5,523)	(10,050)	(18,647)	(7,100)	(75)	(819)	(11,202)
Net increase (decrease) in net assets from
contract transactions	1,525,902	23,247,866	(1,900,003)	674,591	6,637,699	18,443,314	1,304,424	803,836	687,004	3,654,998

Net increase (decrease) in net assets	3,327,986	25,527,739	(864,219)	4,264,324	7,467,691	26,279,998	3,499,007	1,048,675	831,471	7,066,420

Net assets beginning of period	6,353,129	4,686,752	19,101,165	15,040,777	17,065,478	30,650,538	10,300,522	615,701	465,360	21,284,421

Net assets end of period	$9,681,115	$30,214,491	$18,236,946	$19,305,101	$24,533,169	$56,930,536	$13,799,529	$1,664,376	$1,296,831	$28,350,841

1 Contract unit transactions
Units Outstanding at December 31, 2009	522,399	452,134	1,587,158	882,248	1,008,079	2,620,394	654,317	50,744	41,361	2,817,806

Units Issued	224,339	2,550,092	498,592	175,543	662,993	3,266,891	259,673	177,062	81,109	811,271
Units Redeemed	(109,343)	(305,838)	(654,203)	(173,952)	(322,275)	(1,826,837)	(197,673)	(114,418)	(19,027)	(355,624)

Units Outstanding at December 31, 2010	637,395	2,696,388	1,431,547	883,839	1,348,797	4,060,448	716,317	113,388	103,443	3,273,453

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow Dividend Portfolio	JNL/MCM European 30 Portfolio	JNL/MCM Financial Sector Portfolio	JNL/MCM Global Alpha Portfolio	JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio
Operations
Net investment income (loss)	$255,224	$210,906	$32,938	$(27,003)	$203,408	$(16,788)	$(28,076)	$(8,723)	$(51,319)	$(167,759)
Net realized gain (loss) on investments	124,375	302,682	(99,108)	(27,644)	(981,447)	(8,738)	65,226	4,871	3,755	481,759
Net change in unrealized appreciation
(depreciation) on investments	2,409,732	285,687	539,162	452,062	2,238,825	37,524	805,524	33,127	299,550	3,205,761
Net increase (decrease) in net assets
from operations	2,789,331	799,275	472,992	397,415	1,460,786	11,998	842,674	29,275	251,986	3,519,761

Contract transactions 1
Purchase payments (Note 4)	3,337,443	3,877,975	661,519	688,334	3,177,938	431,002	1,582,498	417,776	2,566,360	3,588,556
Surrenders and terminations	(1,168,187)	(2,135,219)	(78,140)	(102,359)	(711,656)	(85,629)	(374,459)	(20,649)	(473,140)	(858,543)
Transfers between portfolios	12,314,402	937,307	1,439,812	565,131	41,134	19,008	270,055	376,996	(52,848)	623,033
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(8,065)	(16,163)	(707)	(1,554)	(9,740)	(642)	(4,815)	(86)	(6,095)	(13,048)
Net increase (decrease) in net assets from
contract transactions	14,475,593	2,663,900	2,022,484	1,149,552	2,497,676	363,739	1,473,279	774,037	2,034,277	3,339,998

Net increase (decrease) in net assets	17,264,924	3,463,175	2,495,476	1,546,967	3,958,462	375,737	2,315,953	803,312	2,286,263	6,859,759

Net assets beginning of period	9,395,496	18,997,543	1,567,886	1,673,293	13,359,634	930,000	6,988,181	113,703	8,821,945	23,007,069

Net assets end of period	$26,660,420	$22,460,718	$4,063,362	$3,220,260	$17,318,096	$1,305,737	$9,304,134	$917,015	$11,108,208	$29,866,828

1 Contract unit transactions
Units Outstanding at December 31, 2009	838,042	1,526,932	345,890	181,606	2,177,379	78,186	1,049,270	11,560	792,993	2,741,732

Units Issued	1,509,570	460,965	534,385	233,813	1,091,655	71,212	590,994	101,534	395,961	690,772
Units Redeemed	(407,040)	(262,506)	(133,946)	(128,838)	(711,224)	(40,222)	(392,892)	(23,790)	(217,839)	(309,100)

Units Outstanding at December 31, 2010	1,940,572	1,725,391	746,329	286,581	2,557,810	109,176	1,247,372	89,304	971,115	3,123,404

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio	JNL/MCM NYSE International 25 Portfolio	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio
Operations
Net investment income (loss)	$70,053	$881,713	$135,494	$(71,933)	$27,333	$(139,753)	$(31,891)	$(15,951)	$(296,267)	$(128,117)
Net realized gain (loss) on investments	(1,532,749)	(20,227,116)	(448,311)	47,800	(228,967)	(1,281,175)	38,413	(6,184)	177,450	776,736
Net change in unrealized appreciation
(depreciation) on investments	3,036,097	54,049,273	3,998,343	730,297	140,323	5,848,495	239,040	217,045	6,467,377	6,682,155
Net increase (decrease) in net assets
from operations	1,573,401	34,703,870	3,685,526	706,164	(61,311)	4,427,567	245,562	194,910	6,348,560	7,330,774

Contract transactions 1
Purchase payments (Note 4)	3,477,190	13,019,504	4,380,580	965,040	1,092,501	5,191,281	974,493	405,096	2,982,706	15,344,491
Surrenders and terminations	(2,662,245)	(16,385,736)	(1,626,655)	(209,297)	(290,689)	(1,264,781)	(104,998)	(95,056)	(2,767,910)	(3,650,183)
Transfers between portfolios	(410,333)	(25,475,301)	378,163	(147,875)	126,182	1,973,151	1,411,228	70,746	5,079,184	1,764,846
Net annuitization transactions	-	-	-	-	-	-	-	-	-	-
Policyholder charges (Note 3)	(17,027)	(219,998)	(17,377)	(2,540)	(4,026)	(16,489)	(1,066)	(461)	(17,099)	(26,021)
Net increase (decrease) in net assets from
contract transactions	387,585	(29,061,531)	3,114,711	605,328	923,968	5,883,162	2,279,657	380,325	5,276,881	13,433,133

Net increase (decrease) in net assets	1,960,986	5,642,339	6,800,237	1,311,492	862,657	10,310,729	2,525,219	575,235	11,625,441	20,763,907

Net assets beginning of period	32,115,043	249,704,640	26,985,564	4,233,250	5,156,907	20,182,550	850,315	977,103	24,245,554	45,163,786

Net assets end of period	$34,076,029	$255,346,979	$33,785,801	$5,544,742	$6,019,564	$30,493,279	$3,375,534	$1,552,338	$35,870,995	$65,927,693

1 Contract unit transactions
Units Outstanding at December 31, 2009	2,237,818	26,219,235	3,138,765	441,062	628,748	772,012	72,901	117,686	1,819,686	4,735,840

Units Issued	524,906	1,900,001	884,028	320,403	310,452	521,745	309,769	79,055	876,696	3,257,077
Units Redeemed	(501,683)	(4,840,665)	(506,386)	(260,840)	(208,712)	(300,096)	(122,783)	(34,158)	(521,029)	(1,881,403)

Units Outstanding at December 31, 2010	2,261,041	23,278,571	3,516,407	500,625	730,488	993,661	259,887	162,583	2,175,353	6,111,514

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/MCM S&P SMid 60 Portfolio	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	JNL/ Oppenheimer Global Growth Portfolio	JNL/PAM Asia ex-Japan Portfolio	JNL/PAM China-India Portfolio	JNL/PIMCO Real Return Portfolio
Operations
Net investment income (loss)	$(186,855)	$(75,218)	$(296,189)	$(323,369)	$(327,796)	$70,078	$(151,393)	$(101,316)	$(272,159)	$(1,368)
Net realized gain (loss) on investments	794,399	(676,266)	(80,113)	2,143,080	(1,925,925)	(1,302,607)	(585,722)	125,628	969,019	1,287,374
Net change in unrealized appreciation
(depreciation) on investments	530,162	1,560,200	6,548,213	(218,377)	7,989,342	2,705,694	3,103,878	1,106,417	1,406,217	481,106
Net increase (decrease) in net assets
from operations	1,137,706	808,716	6,171,911	1,601,334	5,735,621	1,473,165	2,366,763	1,130,729	2,103,077	1,767,112

Contract transactions 1
Purchase payments (Note 4)	1,307,317	698,690	2,760,005	4,004,666	1,562,513	1,237,738	4,508,268	2,185,749	6,125,560	16,298,221
Surrenders and terminations	(549,233)	(551,350)	(2,663,289)	(829,361)	(1,597,355)	(901,777)	(1,128,402)	(302,299)	(695,232)	(2,279,188)
Transfers between portfolios	(109,914)	796,135	(600,409)	(5,970,480)	(3,518,526)	(1,637,612)	(49,379)	241,156	(2,061,787)	3,280,112
Net annuitization transactions	-	-	-	-	-	-	-	-	-	(184,258)
Policyholder charges (Note 3)	(3,437)	(3,772)	(14,145)	(9,119)	(20,394)	(20,995)	(8,983)	(3,517)	(8,527)	(17,613)
Net increase (decrease) in net assets from
contract transactions	644,733	939,703	(517,838)	(2,804,294)	(3,573,762)	(1,322,646)	3,321,504	2,121,089	3,360,014	17,097,274

Net increase (decrease) in net assets	1,782,439	1,748,419	5,654,073	(1,202,960)	2,161,859	150,519	5,688,267	3,251,818	5,463,091	18,864,386

Net assets beginning of period	9,384,168	6,319,265	25,411,896	20,519,678	29,691,813	11,753,992	15,773,463	5,940,990	16,154,670	27,003,362

Net assets end of period	$11,166,607	$8,067,684	$31,065,969	$19,316,718	$31,853,672	$11,904,511	$21,461,730	$9,192,808	$21,617,761	$45,867,748

1 Contract unit transactions
Units Outstanding at December 31, 2009	976,466	571,945	2,128,028	3,339,358	2,880,074	1,195,986	1,313,886	741,299	2,160,392	2,267,443

Units Issued	1,333,869	177,313	773,872	1,734,177	273,493	170,962	686,266	648,073	1,518,407	1,854,919
Units Redeemed	(1,333,767)	(110,339)	(809,498)	(2,230,449)	(590,012)	(297,814)	(430,347)	(414,174)	(1,158,698)	(494,097)

Units Outstanding at December 31, 2010	976,568	638,919	2,092,402	2,843,086	2,563,555	1,069,134	1,569,805	975,198	2,520,101	3,628,265

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/PIMCO Total Return Bond Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio	JNL/ PPM America Small Cap Value Portfolio	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio	JNL/S&P 4 Portfolio	JNL/S&P Competitive Advantage Portfolio	JNL/S&P Disciplined Growth Portfolio	JNL/S&P Disciplined Moderate Portfolio
Operations
Net investment income (loss)	$982,455	$1,839,207	$(25,723)	$(18,342)	$326	$(42,976)	$(628,802)	$(79,393)	$(17,792)	$(74,100)
Net realized gain (loss) on investments	7,269,889	680,661	(128,519)	156,774	(74,870)	141,188	1,167,768	1,893,503	82,292	110,147
Net change in unrealized appreciation
(depreciation) on investments	(2,304,255)	1,528,002	346,319	252,748	651,243	750,090	4,048,162	(1,102,660)	762,182	1,839,323
Net increase (decrease) in net assets
from operations	5,948,089	4,047,870	192,077	391,180	576,699	848,302	4,587,128	711,450	826,682	1,875,370

Contract transactions 1
Purchase payments (Note 4)	55,206,972	8,440,440	960,517	1,163,699	674,574	2,254,180	8,355,244	795,630	2,814,618	9,061,107
Surrenders and terminations	(12,095,702)	(2,951,239)	(177,686)	(176,593)	(176,540)	(121,298)	(1,532,956)	(403,760)	(191,845)	(922,336)
Transfers between portfolios	10,436,801	(218,600)	1,135,049	431,509	1,173,281	1,343,787	9,014	(7,360,263)	(383,666)	4,317,918
Net annuitization transactions	-	-	-	-	(2,507)	-	-	-	-	-
Policyholder charges (Note 3)	(64,448)	(17,861)	(1,741)	(496)	(1,448)	(1,124)	(20,355)	(2,554)	(2,023)	(15,409)
Net increase (decrease) in net assets from
contract transactions	53,483,623	5,252,740	1,916,139	1,418,119	1,667,360	3,475,545	6,810,947	(6,970,947)	2,237,084	12,441,280

Net increase (decrease) in net assets	59,431,712	9,300,610	2,108,216	1,809,299	2,244,059	4,323,847	11,398,075	(6,259,497)	3,063,766	14,316,650

Net assets beginning of period	95,963,993	28,837,591	770,496	779,897	3,170,091	1,653,595	35,257,403	11,376,726	5,843,420	9,460,250

Net assets end of period	$155,395,705	$38,138,201	$2,878,712	$2,589,196	$5,414,150	$5,977,442	$46,655,478	$5,117,229	$8,907,186	$23,776,900

1 Contract unit transactions
Units Outstanding at December 31, 2009	5,846,975	2,221,113	94,252	94,853	298,866	202,189	3,784,689	1,168,894	755,099	1,067,174

Units Issued	4,437,011	1,435,280	505,702	187,379	142,166	519,707	1,291,847	189,830	476,208	1,578,266
Units Redeemed	(1,472,474)	(1,098,171)	(323,754)	(32,309)	(46,104)	(134,287)	(605,238)	(884,442)	(194,891)	(196,847)

Units Outstanding at December 31, 2010	8,811,512	2,558,222	276,200	249,923	394,928	587,609	4,471,298	474,282	1,036,416	2,448,593

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/S&P Disciplined Moderate Growth Portfolio	JNL/S&P Dividend Income & Growth Portfolio	JNL/S&P Intrinsic Value Portfolio	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio	JNL/Select Balanced Portfolio
Operations
Net investment income (loss)	$(48,487)	$8,266	$(20,459)	$(640,500)	$836,658	$(896,303)	$618,326	$(475,656)	$(6,387)	$(60,272)
Net realized gain (loss) on investments	118,821	643,385	463,561	(562,009)	304,858	(1,074,379)	434,202	536,924	65,711	192,985
Net change in unrealized appreciation
(depreciation) on investments	2,371,880	657,325	(222,032)	9,873,293	3,172,633	21,741,166	9,987,492	19,431,578	57,815	4,065,451
Net increase (decrease) in net assets
from operations	2,442,214	1,308,976	221,070	8,670,784	4,314,149	19,770,484	11,040,020	19,492,846	117,139	4,198,164

Contract transactions 1
Purchase payments (Note 4)	9,943,001	6,199,925	1,121,963	12,774,444	31,649,756	31,886,114	46,557,667	63,992,747	770,798	19,239,937
Surrenders and terminations	(1,066,594)	(330,532)	(115,272)	(4,294,326)	(5,173,378)	(10,444,221)	(5,919,701)	(11,581,026)	(112,600)	(2,423,646)
Transfers between portfolios	1,558,204	365,695	1,457,351	(920,834)	10,038,277	5,313,832	7,752,615	9,420,737	403,453	4,133,742
Net annuitization transactions	-	-	-	-	-	-	-	-	-	(6,848)
Policyholder charges (Note 3)	(3,154)	(1,355)	(558)	(24,368)	(27,907)	(111,051)	(54,287)	(91,499)	(212)	(19,034)
Net increase (decrease) in net assets from
contract transactions	10,431,457	6,233,733	2,463,484	7,534,916	36,486,748	26,644,674	48,336,294	61,740,959	1,061,439	20,924,151

Net increase (decrease) in net assets	12,873,671	7,542,709	2,684,554	16,205,700	40,800,897	46,415,158	59,376,314	81,233,805	1,178,578	25,122,315

Net assets beginning of period	11,756,675	3,914,206	1,823,592	53,253,720	47,357,606	122,493,374	87,074,749	129,482,312	754,334	30,956,097

Net assets end of period	$24,630,346	$11,456,915	$4,508,146	$69,459,420	$88,158,503	$168,908,532	$146,451,063	$210,716,117	$1,932,912	$56,078,412

1 Contract unit transactions
Units Outstanding at December 31, 2009	1,442,753	452,871	188,920	4,404,362	4,287,203	9,601,582	7,740,488	9,880,241	84,232	1,260,765

Units Issued	1,483,518	853,380	534,870	1,387,451	4,114,550	3,932,186	5,067,515	6,251,940	154,401	942,449
Units Redeemed	(223,390)	(170,221)	(309,398)	(834,587)	(961,054)	(2,048,436)	(970,626)	(1,838,881)	(39,294)	(158,564)

Units Outstanding at December 31, 2010	2,702,881	1,136,030	414,392	4,957,226	7,440,699	11,485,332	11,837,377	14,293,300	199,339	2,044,650

See notes to the financial statements.

JNLNY Separate Account I
Statements of Changes in Net Assets
For the Year Ended December 31, 2010

	JNL/Select Money Market Portfolio	JNL/ Select Value Portfolio	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio
Operations
Net investment income (loss)	$(381,514)	$(97,846)	$(685,346)	$(727,725)	$(22,771)	$(151,784)
Net realized gain (loss) on investments	-	44,451	263,226	2,025,248	(25,658)	(878,594)
Net change in unrealized appreciation
(depreciation) on investments	-	1,990,836	7,198,402	11,215,855	140,974	4,603,390
Net increase (decrease) in net assets
from operations	(381,514)	1,937,441	6,776,282	12,513,378	92,545	3,573,012

Contract transactions 1
Purchase payments (Note 4)	15,123,781	3,629,025	9,658,379	10,461,687	6,238,145	3,031,585
Surrenders and terminations	(5,175,017)	(1,119,052)	(3,170,446)	(3,557,068)	(610,573)	(2,288,086)
Transfers between portfolios	(8,482,929)	1,587,216	2,038,123	5,579,327	360,963	1,817,048
Net annuitization transactions	(172,964)	-	-	-	-	-
Policyholder charges (Note 3)	(30,296)	(9,941)	(37,383)	(36,007)	(1,946)	(25,807)
Net increase (decrease) in net assets from
contract transactions	1,262,575	4,087,248	8,488,673	12,447,939	5,986,589	2,534,740

Net increase (decrease) in net assets	881,061	6,024,689	15,264,955	24,961,317	6,079,134	6,107,752

Net assets beginning of period	24,499,693	13,294,004	38,908,760	43,236,910	7,690,974	24,491,497

Net assets end of period	$25,380,754	$19,318,693	$54,173,715	$68,198,227	$13,770,108	$30,599,249

1 Contract unit transactions
Units Outstanding at December 31, 2009	1,961,012	759,748	1,718,555	1,215,064	748,895	1,942,890

Units Issued	4,001,216	375,497	620,676	483,095	1,012,734	582,929
Units Redeemed	(3,930,935)	(150,989)	(338,772)	(208,098)	(441,968)	(400,075)

Units Outstanding at December 31, 2010	2,031,293	984,256	2,000,459	1,490,061	1,319,661	2,125,744

See notes to the financial statements.

JNLNY Separate Account I

JNLNY Separate Account I
Notes to the Financial Statements

Note 1 – Organization

Jackson National Life Insurance Company of New York (“Jackson”) established JNLNY Separate Account I (the “Separate Account”) on September 12, 1997.  The Separate Account commenced operations on November 27, 1998, and is registered under the Investment Company Act of 1940 as a unit investment trust.

The Separate Account assets legally belong to Jackson and the obligations under the contracts are the obligation of Jackson.  However, the contract assets in the Separate Account are not chargeable with liabilities arising out of any other business Jackson may conduct.

The Separate Account receives and invests, based on directions of the contract holder, net premiums for individual flexible premium variable annuity contracts issued by Jackson.  The contracts can be purchased on a non-tax qualified basis or in connection with certain plans qualifying for favorable federal income tax treatment.  The Separate Account contains one hundred (100) Portfolios as of December 31, 2011, each of which invests in the following series of mutual funds (“Funds”):

JNL Series Trust
JNL Disciplined Growth Fund	JNL/Goldman Sachs Core Plus Bond Fund	JNL/PAM Asia ex-Japan Fund
JNL Disciplined Moderate Fund	JNL/Goldman Sachs Emerging Markets Debt Fund(1)	JNL/PAM China-India Fund
JNL Disciplined Moderate Growth Fund	JNL/Goldman Sachs Mid Cap Value Fund	JNL/PIMCO Real Return Fund
JNL Institutional Alt 20 Fund	JNL/Goldman Sachs U.S. Equity Flex Fund	JNL/PIMCO Total Return Bond Fund
JNL Institutional Alt 35 Fund	JNL/Invesco Global Real Estate Fund	JNL/PPM America Floating Rate Income Fund
JNL Institutional Alt 50 Fund	JNL/Invesco International Growth Fund	JNL/PPM America High Yield Bond Fund
JNL Institutional Alt 65 Fund(1)	JNL/Invesco Large Cap Growth Fund	JNL/PPM America Mid Cap Value Fund
JNL/American Funds Blue Chip Income and Growth Fund	JNL/Invesco Small Cap Growth Fund	JNL/PPM America Small Cap Value Fund
JNL/American Funds Global Bond Fund	JNL/Ivy Asset Strategy Fund	JNL/PPM America Value Equity Fund
JNL/American Funds Global Small Capitalization Fund	JNL/JPMorgan International Value Fund	JNL/Red Rocks Listed Private Equity Fund(1)
JNL/American Funds Growth-Income Fund	JNL/JPMorgan MidCap Growth Fund	JNL/S&P 4 Fund
JNL/American Funds International Fund	JNL/JPMorgan U.S. Government & Quality Bond Fund	JNL/S&P Competitive Advantage Fund
JNL/American Funds New World Fund	JNL/Lazard Emerging Markets Fund(1)	JNL/S&P Dividend Income & Growth Fund
JNL/BlackRock Commodity Securities Fund	JNL/Lazard Mid Cap Equity Fund	JNL/S&P Intrinsic Value Fund
JNL/BlackRock Global Allocation Fund(2)	JNL/M&G Global Basics Fund	JNL/S&P Managed Aggressive Growth Fund
JNL/Brookfield Global Infrastructure Fund	JNL/M&G Global Leaders Fund	JNL/S&P Managed Conservative Fund
JNL/Capital Guardian Global Balanced Fund	JNL/MCM 10 x 10 Fund*	JNL/S&P Managed Growth Fund
JNL/Capital Guardian Global Diversified Research Fund	JNL/MCM Bond Index Fund*	JNL/S&P Managed Moderate Fund
JNL/Capital Guardian U.S. Growth Equity Fund	JNL/MCM Emerging Markets Index Fund*	JNL/S&P Managed Moderate Growth Fund
JNL/Eagle Core Equity Fund	JNL/MCM European 30 Fund*	JNL/S&P Total Yield Fund
JNL/Eagle SmallCap Equity Fund	JNL/MCM Global Alpha Fund(1)*	JNL/T. Rowe Price Established Growth Fund
JNL/Franklin Templeton Founding Strategy Fund	JNL/MCM Index 5 Fund*	JNL/T. Rowe Price Mid-Cap Growth Fund
JNL/Franklin Templeton Global Growth Fund	JNL/MCM International Index Fund*	JNL/T. Rowe Price Short-Term Bond Fund
JNL/Franklin Templeton Global Multisector Bond Fund	JNL/MCM Pacific Rim 30 Fund*	JNL/T. Rowe Price Value Fund
JNL/Franklin Templeton Income Fund	JNL/MCM S&P 400 MidCap Index Fund*	JNL/WMC Balanced Fund
JNL/Franklin Templeton International Small Cap Growth Fund	JNL/MCM S&P 500 Index Fund*	JNL/WMC Money Market Fund
JNL/Franklin Templeton Mutual Shares Fund	JNL/MCM Small Cap Index Fund*	JNL/WMC Value Fund
JNL/Franklin Templeton Small Cap Value Fund	JNL/Oppenheimer Global Growth Fund

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 1 – Organization (continued)

JNL Variable Fund LLC
JNL/MCM 25 Fund*	JNL/MCM JNL 5 Fund*	JNL/MCM S&P® SMid 60 Fund*
JNL/MCM Communications Sector Fund*	JNL/MCM JNL Optimized 5 Fund*	JNL/MCM Select Small-Cap Fund*
JNL/MCM Consumer Brands Sector Fund*	JNL/MCM Nasdaq® 25 Fund*	JNL/MCM Technology Sector Fund*
JNL/MCM Dow SM Dividend Fund*	JNL/MCM NYSE® International 25 Fund*	JNL/MCM Value Line® 30 Fund*
JNL/MCM Financial Sector Fund*	JNL/MCM Oil & Gas Sector Fund*	JNL/MCM VIP Fund*
JNL/MCM Healthcare Sector Fund*	JNL/MCM S&P® 24 Fund*

Jackson National Asset Management, LLC, a wholly-owned subsidiary of Jackson, serves as investment adviser for all the Funds and receives a fee for its services from each of the Funds.

During the year ended December 31, 2011, the following Funds changed names:

PRIOR PORTFOLIO NAME	CURRENT PORTFOLIO NAME	EFFECTIVE DATE
JNL/Select Balanced Fund	JNL/WMC Balanced Fund	May 2, 2011
JNL/Select Money Market Fund	JNL/WMC Money Market Fund	May 2, 2011
JNL/Select Value Fund	JNL/WMC Value Fund	May 2, 2011
JNL/S&P Disciplined Growth Fund	JNL Disciplined Growth Fund(3)	August 29, 2011
JNL/S&P Disciplined Moderate Fund	JNL Disciplined Moderate Fund(3)	August 29, 2011
JNL/S&P Disciplined Moderate Growth Fund	JNL Disciplined Moderate Growth Fund(3)	August 29, 2011

(1) Effective August 29, 2011, JNL Institutional Alt 65 Fund, JNL/Goldman Sachs Emerging Markets Debt Fund, JNL/Lazard Emerging Markets Fund, JNL/Mellon Capital Management Global Alpha Fund, and JNL/Red Rocks Listed Private Equity Fund closed to new investors but remained open to the JNL Series Trust's fund of funds.

(2) Effective February 22, 2011, JNL/BlackRock Global Allocation Fund was removed as an investment option for all new investment allocations, but any current investment balances as of February 22, 2011, remained in the Fund.  Prior to August 27, 2011, the Fund had a Master-Feeder structure and invested substantially all its assets in shares of BlackRock Global Allocation Portfolio, a series of BlackRock Series Fund, Inc.  At close of business August 26, 2011, the Fund received a pro rata share of cash, securities, and receivables from the BlackRock Global Allocation Portfolio in a complete liquidation of its interest in the Master Fund.  At this time the Fund was reorganized from a Master-Feeder structure to a Sub-Advised Fund and began investing directly in securities rather than through the Master Fund.  Effective August 29, 2011, JNL/BlackRock Global Allocation Fund was reopened to all investors.

(3) These name changes are due to changes in sub-adviser.

* MCM denotes the sub-adviser Mellon Capital Management throughout these financial statements.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Investments

The Separate Account’s investments in the corresponding series of mutual funds are stated at the closing net asset values of the respective Funds.  The average cost method is used in determining the cost of the shares sold on withdrawals by the Separate Account.  Investments in the Funds are recorded on trade date.  Realized gain distributions and dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income or gain to the Separate Account on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of Jackson, which is taxed as a “life insurance company” under the provisions of the Internal Revenue Code.  Under current law, no federal income taxes are payable with respect to the Separate Account.  Therefore, no federal income tax has been provided.

Topic 820 in the Accounting Standards Codification (ASC 820), “Fair Value Measurements”

This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. The changes to current GAAP from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of a Fund’s investments under ASC 820 guidance.  The inputs are summarized into three broad categories.  Level 1 includes valuations based on quoted prices of identical securities in active markets.  Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include closing prices of similar securities in active markets or closing prices for identical or similar securities in non-active markets.  Indirect observable inputs include factors such as interest rates, yield curves, prepayment speeds, and credit risks.  Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including a Fund’s own assumptions in determining the fair value of the investment.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  As of December 31, 2011, all of the Separate Account's investments are in funds for which quoted prices are available in an active market.  Therefore, all investments have been categorized as Level 1.  The characterization of the underlying securities held by the Funds in accordance with ASC 820 differs from the characterization of an investment in the fund.

ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards”

In May 2011 FASB released ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards”.  ASU 2011-04 further clarifies fair value measurement principles and requires additional disclosures.  Effective for interim and annual periods beginning after December 15, 2011, entities will need to disclose the amounts and reasons for any transfers between Level 1 and Level 2 securities; quantitative information relating to significant observable inputs, a narrative description of the valuation process, and a narrative description of the sensitivity of the fair value measurements to changes in unobservable or Level 3 valuation inputs.

For the year ended December 31, 2011, there were no transfers between Level 1 and Level 2 securities.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 3 – Policy Charges

Charges are deducted from the Separate Account and remitted to Jackson, to compensate Jackson for providing the insurance benefits set forth in the contracts, administering the contracts, distributing the contracts, and assuming certain risks in connection with the contracts.

Policyholder Charges

Contract Maintenance Charge

An annual contract maintenance charge of $30 - $35 is assessed against each contract to reimburse Jackson for expenses incurred in establishing and maintaining records relating to the contract.  The contract maintenance charge is assessed on each anniversary of the contract date that occurs prior to the annuity date.  This charge is only imposed if the contract value is less than $50,000 on the date when the charge is assessed.  The charge is deducted by redeeming units.   For the years ended December 31, 2011 and 2010, contract maintenance charges were assessed in the amount of $294,711 and $335,553, respectively.

Transfer Charge

A transfer charge of $25 will apply to transfers made by contract holders between the portfolios in excess of 15 transfers in a contract year.  Jackson may waive the transfer charge in connection with pre-authorized automatic transfer programs.  This charge will be deducted from the amount transferred prior to the allocation to a different portfolio.  For the years ended December 31, 2011 and 2010, transfer charges were assessed in the amount of $365 and $875, respectively.

Surrender or Contingent Deferred Sales Charge

During the first seven contract years, certain contracts include a provision for a charge upon the surrender or partial surrender of the contract.  The amount assessed under the contract terms, if any, depends upon the cost associated with distributing the particular contracts.  The amount, if any, is determined based on a number of factors, including the amount withdrawn, the contract year of surrender, or the number and amount of withdrawals in a calendar year.  The surrender charges are assessed by Jackson and withheld from the proceeds of the withdrawals.   For the years ended December 31, 2011 and 2010, surrender charges were assessed in the amount of $1,443,418 and $1,013,939, respectively.

Optional Benefit Charges

Guaranteed Minimum Income Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.30% - 0.90%, depending on the product, of the Guaranteed Minimum Income Benefit (GMIB) base.   The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Withdrawal Benefit Charge.  If this benefit has been selected, Jackson will assess an annual charge of 0.51% - 3.00%, depending on the product, of the Guaranteed Withdrawal Balance (GWB).  The charge will be deducted each calendar quarter from the contract value by redeeming units.

Guaranteed Minimum Death Benefit Charge.  If any of the optional death benefits are selected that are available under the Contract, Jackson will assess an annual charge of .60% - .72%, depending on product, of the Death Benefit base.  The charge will be deducted each contract quarter from the contract value by redeeming units.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 3 – Policy Charges (continued)

Asset-based Charges

Insurance Charges

Jackson deducts a daily charge for administrative expenses from the net assets of the Separate Account equivalent to an annual rate of 0.15%.  In designated products, this expense is waived for initial contributions greater than $1 million, refer to the product prospectus for eligibility.  The administration charge is designed to reimburse Jackson for expenses incurred in administering the Separate Account and its contracts and is assessed through the unit value calculation.

Jackson deducts a daily base contract charge from the net assets of the Separate Account equivalent to an annual rate of 0.15% to 1.65% for the assumption of mortality and expense risks.  The mortality risk assumed by Jackson is that the insured may receive benefits greater than those anticipated by Jackson.  The expense risk assumed by Jackson is that the costs of administering the contracts of the Separate Account will exceed the amount received from the Administration Charge and the Contract Maintenance Charge.

Optional Benefit Charges

Contract Enhancement Charge.  If one of the contract enhancement benefits has been selected, then for a period of three to seven contract years, Jackson will make an additional deduction based upon the average daily net asset value of the contract owner’s allocations to the portfolios.  The amounts of these charges depend upon the contract enhancements selected and range from 0.395% to 0.65%.

Withdrawal Charge Period.  If the optional three, four, or five-year withdrawal charge period feature is selected, Jackson will deduct 0.45%, 0.40%, or 0.30%, respectively, on an annual basis of the average daily net asset value of the contract owner’s allocations to the portfolios.

20% Additional Free Withdrawal Charge.  If a contract owner selects the optional feature that permits you to withdraw up to 20% of premiums that are still subject to a withdrawal charge minus earnings during a Contract year without withdrawal charge, Jackson will deduct 0.30% on an annual basis of the average daily net assets value of the contract owner’s allocations to the portfolios.

Optional Death Benefit Charges.  If any of the optional death benefits are selected that are available under the Contract, Jackson will make an additional deduction of 0.15% - 0.55% on an annual basis of the average daily net asset value of the contract owner’s allocations to the portfolios, based on the optional death benefit selected.

Premium Taxes

Some states and other governmental entities charge premium taxes or other similar taxes.  Jackson pays these taxes and may make a deduction from the value of the contract for them.  Premium taxes will not exceed 2.0%.  Currently, New York does not impose premium taxes.

Note 4 – Related Party Transactions

For contract enhancement benefits related to the optional benefits offered, Jackson contributed $3,219,770 and $2,909,313 to the Separate Account in the form of additional premium to contract owner’s accounts for the years ended December 31, 2011 and 2010, respectively.  These amounts are included in purchase payments received from contract owners.

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 5 – Purchases and Sales of Investments

For the year ended December 31, 2011, purchases and proceeds from sales of investments are as follows:

JNL Series Trust
	Purchases	Proceeds from Sales		Purchases	Proceeds fromSales
JNL Disciplined Growth Fund	$6,672,878	$2,117,154	JNL/Invesco Small Cap Growth Fund	$11,837,795	$9,557,418
JNL Disciplined Moderate Fund	16,578,205	4,539,709	JNL/Ivy Asset Strategy Fund	33,969,476	6,042,878
JNL Disciplined Moderate Growth Fund	25,974,875	14,957,228	JNL/JPMorgan International Value Fund	12,652,473	9,445,357
JNL Institutional Alt 20 Fund	20,640,020	3,470,613	JNL/JPMorgan MidCap Growth Fund	10,783,797	8,994,265
JNL Institutional Alt 35 Fund	27,413,983	3,085,331	JNL/JPMorgan U.S. Government & Quality Bond Fund	21,157,660	12,116,887
JNL Institutional Alt 50 Fund	33,617,416	4,517,654	JNL/Lazard Emerging Markets Fund	21,326,468	27,221,711
JNL Institutional Alt 65 Fund	15,085,593	9,958,485	JNL/Lazard Mid Cap Equity Fund	5,526,914	4,353,261
JNL/American Funds Blue Chip Income and Growth Fund	18,229,906	3,584,111	JNL/M&G Global Basics Fund	1,795,144	602,867
JNL/American Funds Global Bond Fund	15,469,490	4,671,680	JNL/M&G Global Leaders Fund	1,631,116	698,587
JNL/American Funds Global Small Capitalization Fund	7,727,728	3,707,777	JNL/MCM 10 x 10 Fund	9,355,090	5,382,856
JNL/American Funds Growth-Income Fund	24,064,818	3,050,713	JNL/MCM Bond Index Fund	11,497,602	6,523,445
JNL/American Funds International Fund	11,276,212	2,163,401	JNL/MCM Emerging Markets Index Fund	113,641	52
JNL/American Funds New World Fund	12,616,856	2,960,263	JNL/MCM European 30 Fund	1,118,840	703,924
JNL/BlackRock Commodity Securities Fund	24,328,179	12,324,914	JNL/MCM Global Alpha Fund	1,537,083	377,249
JNL/BlackRock Global Allocation Fund	14,404,366	2,558,307	JNL/MCM Index 5 Fund	18,290,381	3,676,137
JNL/Brookfield Global Infrastructure Fund	368,038	19,155	JNL/MCM International Index Fund	14,571,582	11,795,834
JNL/Capital Guardian Global Balanced Fund	5,932,320	4,258,075	JNL/MCM Pacific Rim 30 Fund	2,009,657	1,997,770
JNL/Capital Guardian Global Diversified Research Fund	2,687,595	2,339,219	JNL/MCM S&P 400 MidCap Index Fund	16,604,815	14,237,866
JNL/Capital Guardian U.S. Growth Equity Fund	7,014,825	5,171,666	JNL/MCM S&P 500 Index Fund	55,552,880	24,592,525
JNL/Eagle Core Equity Fund	4,494,675	2,375,809	JNL/MCM Small Cap Index Fund	11,290,528	10,443,763
JNL/Eagle SmallCap Equity Fund	33,308,518	20,529,605	JNL/Oppenheimer Global Growth Fund	11,820,983	5,191,129
JNL/Franklin Templeton Founding Strategy Fund	20,435,352	14,111,789	JNL/PAM Asia ex-Japan Fund	4,735,706	3,629,035
JNL/Franklin Templeton Global Growth Fund	6,365,240	2,624,187	JNL/PAM China-India Fund	14,580,034	8,524,592
JNL/Franklin Templeton Global Multisector Bond Fund	-	-	JNL/PIMCO Real Return Fund	44,036,618	16,509,681
JNL/Franklin Templeton Income Fund	30,539,659	15,734,597	JNL/PIMCO Total Return Bond Fund	86,510,809	53,002,169
JNL/Franklin Templeton International Small Cap Growth Fund	4,529,392	2,505,063	JNL/PPM America Floating Rate Income Fund	8,736,354	2,907,281
JNL/Franklin Templeton Mutual Shares Fund	10,752,670	4,711,292	JNL/PPM America High Yield Bond Fund	37,812,707	24,797,057
JNL/Franklin Templeton Small Cap Value Fund	8,679,110	5,288,355	JNL/PPM America Mid Cap Value Fund	3,094,015	1,845,928
JNL/Goldman Sachs Core Plus Bond Fund	15,933,588	9,487,343	JNL/PPM America Small Cap Value Fund	2,563,888	1,554,396
JNL/Goldman Sachs Emerging Markets Debt Fund	11,513,080	6,348,639	JNL/PPM America Value Equity Fund	1,930,765	2,952,555
JNL/Goldman Sachs Mid Cap Value Fund	17,043,876	4,047,213	JNL/Red Rocks Listed Private Equity Fund	18,648,406	10,916,836
JNL/Goldman Sachs U.S. Equity Flex Fund	1,707,226	1,382,407	JNL/S&P 4 Fund	20,066,326	13,672,829
JNL/Invesco Global Real Estate Fund	12,769,035	8,197,156	JNL/S&P Competitive Advantage Fund	6,174,909	7,530,654
JNL/Invesco International Growth Fund	8,117,660	6,483,242	JNL/S&P Dividend Income & Growth Fund	24,312,440	9,245,471
JNL/Invesco Large Cap Growth Fund	12,396,170	8,559,943	JNL/S&P Intrinsic Value Fund	23,831,234	10,490,639

JNLNY Separate Account I
Notes to the Financial Statements (continued)

Note 5 – Purchases and Sales of Investments (continued)

JNL Series Trust (continued)
	Purchases	Proceeds from Sales		Purchases	Proceeds from Sales
JNL/S&P Managed Aggressive Growth Fund	$51,633,845	$48,360,531	JNL/T. Rowe Price Mid-Cap Growth Fund	$38,827,007	$23,901,054
JNL/S&P Managed Conservative Fund	41,242,791	22,971,063	JNL/T. Rowe Price Short-Term Bond Fund	14,926,882	8,693,450
JNL/S&P Managed Growth Fund	71,935,093	46,904,244	JNL/T. Rowe Price Value Fund	18,368,525	12,536,928
JNL/S&P Managed Moderate Fund	69,043,780	28,360,468	JNL/WMC Balanced Fund	32,931,438	13,236,368
JNL/S&P Managed Moderate Growth Fund	103,992,408	44,526,955	JNL/WMC Money Market Fund	136,115,254	120,564,246
JNL/S&P Total Yield Fund	2,429,529	939,469	JNL/WMC Value Fund	9,538,767	5,166,654
JNL/T. Rowe Price Established Growth Fund	33,241,673	19,933,464

JNL Variable Fund LLC
	Purchases	Proceeds from Sales		Purchases	Proceeds from Sales
JNL/MCM 25 Fund	$12,376,578	$18,012,859	JNL/MCM NYSEÒ International 25 Fund	$2,559,609	$1,537,180
JNL/MCM Communications Sector Fund	6,749,558	4,453,236	JNL/MCM Oil & Gas Sector Fund	31,486,140	21,088,854
JNL/MCM Consumer Brands Sector Fund	5,218,871	3,127,305	JNL/MCM S&PÒ 24 Fund	1,113,967	447,859
JNL/MCM Dow SM Dividend Fund	9,310,504	5,529,604	JNL/MCM S&PÒ SMid 60 Fund	4,999,274	3,353,460
JNL/MCM Financial Sector Fund	21,292,569	19,343,861	JNL/MCM Select Small-Cap Fund	2,390,054	3,060,562
JNL/MCM Healthcare Sector Fund	13,693,081	7,831,026	JNL/MCM Technology Sector Fund	21,303,671	19,051,462
JNL/MCM JNL 5 Fund	37,884,719	55,832,592	JNL/MCM Value LineÒ 30 Fund	15,098,511	9,232,686
JNL/MCM JNL Optimized 5 Fund	8,244,553	7,200,680	JNL/MCM VIP Fund	3,702,585	3,687,875
JNL/MCM NasdaqÒ 25 Fund	4,761,578	3,503,217

Note 6 – Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements are available to be issued, and has concluded there are no events that require financial statement disclosure and/or adjustments to the financial statements.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights

The following is a summary for each period in the five-year period ended December 31, 2011 of unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense ratios in addition to certain other portfolio data.  Unit values for portfolios that do not have any assets at period end are calculated based on the net asset value of the underlying fund less expenses charged directly to the Separate Account.

	JNL Disciplined Growth Portfolio(a)		JNL Disciplined Moderate Portfolio(a)		JNL Disciplined Moderate Growth Portfolio(a)		JNL Institutional Alt 20 Portfolio(b)		JNL Institutional Alt 35 Portfolio(b)		JNL Institutional Alt 50 Portfolio(b)		JNL Institutional Alt 65 Portfolio(b)		Funds Blue Chip Income and Growth Portfolio(c)		JNL/American Funds Global Bond Portfolio(c)		Funds Global Small Capitalization Portfolio(c)

Highest expense ratio
Period ended December 31, 2011

Unit Value	$7.808324		$9.183228		$8.496595		$13.107121		$13.616571		$13.861468		$14.270232		$9.849416		$10.404360		$8.623965
Total Return *	5.91	%***	-1.83%		-3.27%		-4.94%		-8.03	%***	-7.05%		-7.82%		-3.64%		1.44%		-21.38%
Ratio of Expenses **	2.56%		2.57%		2.46%		2.47%		2.46%		2.56%		2.56%		2.46%		2.81%		2.46%

Period ended December 31, 2010

Unit Value	$8.303223		$9.354633		$8.783516		$13.787812		$14.530009		$14.913342		$15.480283		$10.221876		$10.257107		$10.969575
Total Return *	10.00%		8.28%		10.54%		6.99	%***	13.85	%***	14.50	%***	15.60	%***	2.98	%***	-2.81	%***	1.76	%***
Ratio of Expenses **	2.46%		2.57%		2.46%		2.47%		2.37%		2.56%		2.56%		2.46%		2.81%		2.46%

Period ended December 31, 2009

Unit Value	$7.548666		$8.639117		$7.946322		$12.511871		$13.013149		$13.337478		$13.718944		n/a		n/a		n/a
Total Return *	22.34%		15.66%		19.79%		-0.03	%***	0.04	%***	0.11	%***	22.37	%***	n/a		n/a		n/a
Ratio of Expenses **	2.46%		2.57%		2.46%		2.345%		2.345%		2.345%		2.46%		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	$6.170041		$7.469150		$6.633553		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	-40.69%		-28.46%		-36.35%		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	2.46%		2.57%		2.46%		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2007

Unit Value	$10.402353		$10.440480		$10.421913		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	4.88	%***	3.32	%***	4.87	%***	n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	2.46%		2.57%		2.46%		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*	Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.
**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values.
Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***	Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations January 16, 2007.
(b)	Commencement of operations April 6, 2009.
(c)	Commencement of operations May 3, 2010.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Disciplined Growth Portfolio(a)		JNL Disciplined Moderate Portfolio(a)		JNL Disciplined Moderate Growth Portfolio(a)		JNL Institutional Alt 20 Portfolio(b)		JNL Institutional Alt 35 Portfolio(b)		JNL Institutional Alt 50 Portfolio(b)		JNL Institutional Alt 65 Portfolio(b)		Funds Blue Chip Income and Growth Portfolio(c)		JNL/American Funds Global Bond Portfolio(c)		Funds Global Small Capitalization Portfolio(c)

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$8.456944		$9.949985		$9.156359		$13.570222		$14.036179		$14.390549		$14.792110		$10.057527		$10.686235		$8.806076
Total Return *	-4.05%		-0.23	%***	-1.80	%***	-3.73%		-5.10%		-5.76%		-6.60%		-2.43%		3.08%		-20.39%
Ratio of Expenses **	0.95%		0.95%		0.95%		1.20%		1.35%		1.20%		1.25%		1.20%		1.20%		1.20%

Period ended December 31, 2010

Unit Value	$8.814252		$9.802583		$9.177843		$14.095348		$14.790255		$15.270726		$15.838026		$10.307663		$10.367188		$11.061642
Total Return *	11.67%		9.61%		11.77%		11.71%		12.83%		13.53%		14.41%		5.03	%***	0.99	%***	3.98	%***
Ratio of Expenses **	0.95%		1.35%		1.35%		1.20%		1.35%		1.20%		1.25%		1.20%		1.20%		1.20%

Period ended December 31, 2009

Unit Value	$7.893102		$8.943025		$8.211421		$12.617915		$13.108918		$13.450517		$13.842677		n/a		n/a		n/a
Total Return *	33.84	%***	17.08%		21.13%		4.23	%***	20.14	%***	1.37	%***	2.20	%***	n/a		n/a		n/a
Ratio of Expenses **	0.95%		1.35%		1.35%		1.20%		1.35%		1.20%		1.25%		n/a		n/a		n/a

Period ended December 31, 2008

Unit Value	$6.305552		$7.638164		$6.779177		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	-40.02%		-27.58%		-35.64%		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	1.35%		1.35%		1.35%		n/a		n/a		n/a		n/a		n/a		n/a		n/a

Period ended December 31, 2007

Unit Value	$10.513413		$10.547354		$10.533148		n/a		n/a		n/a		n/a		n/a		n/a		n/a
Total Return *	3.16	%***	3.22	%***	3.55	%***	n/a		n/a		n/a		n/a		n/a		n/a		n/a
Ratio of Expenses **	1.35%		1.35%		1.35%		n/a		n/a		n/a		n/a		n/a		n/a		n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund lessexpenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations January 16, 2007.
(b)	Commencement of operations April 6, 2009.
(c)	Commencement of operations May 3, 2010.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL Disciplined Growth Portfolio(a)	JNL Disciplined Moderate Portfolio(a)	JNL Disciplined Moderate Growth Portfolio(a)	JNL Institutional Alt 20 Portfolio(b)	JNL Institutional Alt 35 Portfolio(b)	JNL Institutional Alt 50 Portfolio(b)	JNL Institutional Alt 65 Portfolio(b)	Funds Blue Chip Income and Growth Portfolio(c)	JNL/American Funds Global Bond Portfolio(c)	Funds Global Small Capitalization Portfolio(c)

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$12,883	$35,387	$34,824	$38,069	$40,356	$58,074	$44,014	$23,678	$16,600	$8,653
Units Outstanding (in thousands)	1,572	3,672	3,912	2,833	2,891	4,076	3,000	2,368	1,563	988
Investment Income Ratio *	1.18%	1.41%	1.10%	1.03%	0.97%	0.86%	0.68%	0.67%	1.01%	0.36%

Period ended December 31, 2010

Net Assets (in thousands)	$8,907	$23,777	$24,630	$22,417	$18,229	$32,487	$42,126	$9,396	$5,707	$6,409
Units Outstanding (in thousands)	1,036	2,449	2,703	1,601	1,237	2,140	2,675	914	552	581
Investment Income Ratio *	1.35%	1.19%	1.28%	0.80%	0.90%	0.84%	1.51%	0.00%	0.00%	0.00%

Period ended December 31, 2009

Net Assets (in thousands)	$5,843	$9,460	$11,757	$4,545	$4,543	$10,572	$4,143	n/a	n/a	n/a
Units Outstanding (in thousands)	755	1,067	1,443	361	347	788	300	n/a	n/a	n/a
Investment Income Ratio *	3.62%	3.34%	3.26%	0.00%	0.00%	0.00%	0.00%	n/a	n/a	n/a

Period ended December 31, 2008

Net Assets (in thousands)	$1,078	$2,187	$2,967	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	172	288	440	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	1.63%	1.42%	1.45%	n/a	n/a	n/a	n/a	n/a	n/a	n/a

Period ended December 31, 2007

Net Assets (in thousands)	$777	$980	$1,785	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Units Outstanding (in thousands)	74	93	170	n/a	n/a	n/a	n/a	n/a	n/a	n/a
Investment Income Ratio *	0.00%	0.00%	0.00%	n/a	n/a	n/a	n/a	n/a	n/a	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a)	Commencement of operations January 16, 2007.
(b)	Commencement of operations April 6, 2009.
(c)	Commencement of operations May 3, 2010.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Portfolio(b)		JNL/American Funds International Portfolio(b)		JNL/American Funds New World Portfolio(b)		JNL/BlackRock Commodity Securities Portfolio(a)		JNL/BlackRock Global Allocation Portfolio(c)		JNL/Brookfield Global Infrastructure Portfolio(d)		JNL/Capital Guardian Global Balanced Portfolio	JNL/Capital Guardian Global Diversified Research Portfolio		JNL/Capital Guardian U.S. Growth Equity Portfolio	JNL/Eagle Core Equity Portfolio

Highest expense ratio
Period ended December 31, 2011

Unit Value	$9.800553		$8.897912		$9.345775		$9.503708		$9.648319		$10.347437		$8.194877	$19.319006		$19.887664	$12.050048
Total Return *	-4.67%		-19.11	%***	-16.38%		-10.15%		-4.98	%***	0.27	%***	-8.48%	-7.25%		-2.17%	-4.19%
Ratio of Expenses **	2.46%		2.60%		2.46%		3.06%		2.56%		2.46%		4.00%	2.92%		2.95%	3.45%

Period ended December 31, 2010

Unit Value	$10.280893		$10.674432		$11.176281		$10.577556		$10.294555		n/a		$8.954289	$20.828884		$20.329402	$12.577079
Total Return *	2.86	%***	4.24	%***	6.16	%***	13.90%		3.61	%***	n/a		4.74%	8.56%		9.40%	8.07%
Ratio of Expenses **	2.46%		2.46%		2.46%		3.06%		2.42%		n/a		4.00%	2.92%		2.95%	3.45%

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		$9.286455		n/a		n/a		$8.549148	$19.186964		$18.582853	$11.638017
Total Return *	n/a		n/a		n/a		45.41%		n/a		n/a		17.68%	34.25%		30.89%	29.30%
Ratio of Expenses **	n/a		n/a		n/a		3.06%		n/a		n/a		4.00%	2.92%		2.95%	3.45%

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		$6.386254		n/a		n/a		$7.264910	$14.291823		$14.196883	$9.000976
Total Return *	n/a		n/a		n/a		-52.69%		n/a		n/a		-31.10%	-41.86	%***	-42.60%	-41.10%
Ratio of Expenses **	n/a		n/a		n/a		3.06%		n/a		n/a		4.00%	2.92%		2.95%	3.45%

Period ended December 31, 2007

Unit Value	n/a		n/a		n/a		$13.499173		n/a		n/a		$10.543817	$26.239730		$24.731198	$15.282170
Total Return *	n/a		n/a		n/a		14.39	%***	n/a		n/a		3.70%	2.45	%***	6.52%	-2.84%
Ratio of Expenses **	n/a		n/a		n/a		3.06%		n/a		n/a		4.00%	2.72%		2.95%	3.45%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations January 16, 2007.
(b)	Commencement of operations May 3, 2010.
(c)	Commencement of operations October 11, 2010.
(d)	Commencement of operations December 12, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Portfolio(b)		JNL/American Funds International Portfolio(b)		JNL/American Funds New World Portfolio(b)		JNL/BlackRock Commodity Securities Portfolio(a)		JNL/BlackRock Global Allocation Portfolio(c)		JNL/Brookfield Global Infrastructure Portfolio(d)		JNL/Capital Guardian Global Balanced Portfolio	JNL/Capital Guardian Global Diversified Research Portfolio		JNL/Capital Guardian U.S. Growth Equity Portfolio		JNL/Eagle Core Equity Portfolio

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$10.007812		$9.106416		$9.543319		$10.420986		$9.809639		$10.353105		$11.295328	$25.507270		$26.608782		$17.247755
Total Return *	-3.47%		-15.40%		-15.32%		-8.47%		-4.97%		1.63	%***	-5.94%	-5.69%		-0.45%		-1.92%
Ratio of Expenses **	1.20%		1.20%		1.20%		1.20%		1.20%		1.35%		1.25%	1.25%		1.20%		1.10%

Period ended December 31, 2010

Unit Value	$10.367185		$10.764025		$11.269970		$11.385308		$10.322473		n/a		$12.008142	$27.046552		$26.729247		$17.585979
Total Return *	1.98	%***	12.99	%***	3.10	%***	16.04%		1.12	%***	n/a		7.66%	10.39%		11.33%		10.63%
Ratio of Expenses **	1.20%		1.20%		1.20%		1.20%		1.20%		n/a		1.25%	1.25%		1.20%		1.10%

Period ended December 31, 2009

Unit Value	n/a		n/a		n/a		$9.811404		n/a		n/a		$11.153827	$24.501862		$24.008993		$15.895750
Total Return *	n/a		n/a		n/a		48.14%		n/a		n/a		20.96%	36.51%		33.21%		32.37%
Ratio of Expenses **	n/a		n/a		n/a		1.20%		n/a		n/a		1.25%	1.25%		1.20%		1.10%

Period ended December 31, 2008

Unit Value	n/a		n/a		n/a		$6.622915		n/a		n/a		$9.221201	$17.948440		$18.024075		$12.009007
Total Return *	n/a		n/a		n/a		-50.26	%***	n/a		n/a		-29.18%	-43.20%		-37.16	%***	-39.70%
Ratio of Expenses **	n/a		n/a		n/a		1.20%		n/a		n/a		1.25%	1.25%		1.20%		1.10%

Period ended December 31, 2007

Unit Value	n/a		n/a		n/a		$13.730889		n/a		n/a		$13.020007	$31.597476		$30.659761		$19.916715
Total Return *	n/a		n/a		n/a		1.58	%***	n/a		n/a		6.61%	-3.47	%***	8.36%		-0.52%
Ratio of Expenses **	n/a		n/a		n/a		1.25%		n/a		n/a		1.25%	1.25%		1.25%		1.10%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations January 16, 2007.
(b)	Commencement of operations May 3, 2010.
(c)	Commencement of operations October 11, 2010.
(d)	Commencement of operations December 12, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/American Funds Growth-Income Portfolio(b)	JNL/American Funds International Portfolio(b)	JNL/American Funds New World Portfolio(b)	JNL/BlackRock Commodity Securities Portfolio(a)	JNL/BlackRock Global Allocation Portfolio(c)	JNL/Brookfield Global Infrastructure Portfolio(d)	JNL/Capital Guardian Global Balanced Portfolio	JNL/Capital Guardian Global Diversified Research Portfolio	JNL/Capital Guardian U.S. Growth Equity Portfolio	JNL/Eagle Core Equity Portfolio

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$29,983	$11,987	$13,117	$40,160	$18,579	$350	$18,675	$10,792	$21,851	$7,533
Units Outstanding (in thousands)	3,012	1,324	1,383	3,939	1,902	34	1,722	491	977	482
Investment Income Ratio *	0.55%	0.75%	0.63%	0.62%	0.57%	0.00%	1.08%	0.94%	0.33%	0.58%

Period ended December 31, 2010

Net Assets (in thousands)	$9,854	$4,825	$5,160	$31,623	$7,298	n/a	$18,133	$11,063	$20,025	$5,550
Units Outstanding (in thousands)	953	449	459	2,831	708	n/a	1,568	482	909	354
Investment Income Ratio *	0.00%	0.00%	0.00%	0.32%	0.00%	n/a	1.13%	0.73%	0.26%	0.32%

Period ended December 31, 2009

Net Assets (in thousands)	n/a	n/a	n/a	$28,331	n/a	n/a	$13,985	$8,855	$14,962	$4,315
Units Outstanding (in thousands)	n/a	n/a	n/a	2,934	n/a	n/a	1,299	446	800	328
Investment Income Ratio *	n/a	n/a	n/a	0.86%	n/a	n/a	2.46%	1.86%	0.18%	1.31%

Period ended December 31, 2008

Net Assets (in thousands)	n/a	n/a	n/a	$17,074	n/a	n/a	$9,625	$4,641	$6,682	$2,152
Units Outstanding (in thousands)	n/a	n/a	n/a	2,612	n/a	n/a	1,077	347	557	235
Investment Income Ratio *	n/a	n/a	n/a	0.08%	n/a	n/a	1.10%	0.00%	0.00%	2.51%

Period ended December 31, 2007

Net Assets (in thousands)	n/a	n/a	n/a	$22,157	n/a	n/a	$12,554	$5,787	$9,399	$4,094
Units Outstanding (in thousands)	n/a	n/a	n/a	1,622	n/a	n/a	990	299	537	286
Investment Income Ratio *	n/a	n/a	n/a	0.00%	n/a	n/a	2.59%	0.71%	0.00%	1.98%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a)	Commencement of operations January 16, 2007.
(b)	Commencement of operations May 3, 2010.
(c)	Commencement of operations October 11, 2010.
(d)	Commencement of operations December 12, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio(a)		JNL/Franklin Templeton Global Growth Portfolio(a)		JNL/Franklin Templeton Global Multisector Bond Portfolio(d)		JNL/Franklin Templeton Income Portfolio		JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio(b)		JNL/Franklin Templeton Mutual Shares Portfolio(a)		JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio(c)

Highest expense ratio
Period ended December 31, 2011

Unit Value	$21.507223	$7.901322		$6.802345		$10.050974		$10.134060		$6.433521		$7.691597		$11.058315	$17.522972	$12.023017
Total Return *	-5.11%	-4.19%		-8.78%		0.51	%***	-0.55%		-16.61	%***	-3.16%		-5.52%	2.82%	-7.31%
Ratio of Expenses **	2.92%	2.92%		2.92%		1.82%		3.06%		2.65%		2.56%		2.92%	3.30%	2.81%

Period ended December 31, 2010

Unit Value	$22.666493	$8.247152		$7.456868		n/a		$10.190111		$7.714890		$7.942977		$11.704333	$17.043066	$12.970732
Total Return *	31.74%	7.21%		3.99%		n/a		9.17%		17.40%		8.64%		23.18%	4.13%	-1.70	%***
Ratio of Expenses **	2.92%	2.92%		2.92%		n/a		3.06%		2.645%		2.56%		2.92%	3.30%	2.81%

Period ended December 31, 2009

Unit Value	$17.205430	$7.692367		$7.171023		n/a		$9.333800		$6.571401		$7.311457		$9.501581	$16.366352	$11.542313
Total Return *	31.59%	26.39%		27.07%		n/a		28.91%		48.61%		23.54%		29.77%	10.45%	9.49	%***
Ratio of Expenses **	2.92%	2.92%		2.92%		n/a		3.06%		2.645%		2.56%		2.92%	3.30%	2.56%

Period ended December 31, 2008

Unit Value	$13.075035	$6.086256		$5.643363		n/a		$7.240302		$4.421985		$5.918448		$7.322015	$14.817905	$9.627208
Total Return *	-40.06%	-37.97%		-42.33%		n/a		-31.85%		-55.11%		-39.47%		-35.05%	-8.25%	1.68	%***
Ratio of Expenses **	2.92%	2.92%		2.92%		n/a		3.06%		2.645%		2.56%		2.92%	3.30%	2.32%

Period ended December 31, 2007

Unit Value	$21.815073	$9.812218		$9.785701		n/a		$10.624672		$9.849998		$9.777653		$11.273287	$16.150638	n/a
Total Return *	8.85%	-3.47	%***	-8.10	%***	n/a		-3.52	%***	-2.45	%***	-5.59	%***	-8.86%	3.51%	n/a
Ratio of Expenses **	2.92%	2.92%		2.92%		n/a		3.06%		2.645%		2.56%		2.92%	3.30%	n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations January 16, 2007.
(b)	Commencement of operations May 3, 2010.
(c)	Commencement of operations October 6, 2008.
(d)	Commencement of operations December 12, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio(a)		JNL/Franklin Templeton Global Growth Portfolio(a)		JNL/Franklin Templeton Global Multisector Bond Portfolio(d)		JNL/Franklin Templeton Income Portfolio		JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio(b)		JNL/Franklin Templeton Mutual Shares Portfolio(a)		JNL/Franklin Templeton Small Cap Value Portfolio		JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio(c)

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$28.409569	$8.603731		$7.407117		$10.053056		$11.260011		$6.823433		$8.227627		$12.358621		$25.266640	$12.665430
Total Return *	-3.38%	-6.63	%***	-7.20	%***	0.53	%***	1.31%		-15.40%		-1.84%		-9.55	%***	5.10%	-5.81%
Ratio of Expenses **	1.10%	1.20%		1.20%		1.40%		1.20%		1.20%		1.20%		1.25%		1.10%	1.20%

Period ended December 31, 2010

Unit Value	$29.402331	$8.810426		$7.966199		n/a		$11.114211		$8.065387		$8.382027		$12.792624		$24.041331	$13.446113
Total Return *	34.17%	9.02%		5.74%		n/a		11.22%		19.11%		10.12%		25.14%		6.45%	3.93	%***
Ratio of Expenses **	1.10%	1.25%		1.25%		n/a		1.20%		1.20%		1.20%		1.35%		1.10%	1.20%

Period ended December 31, 2009

Unit Value	$21.915024	$8.081629		$7.533953		n/a		$9.992628		$6.771385		$7.611388		$10.222878		$22.584355	$11.702888
Total Return *	34.00%	28.52%		29.21%		n/a		4.97	%***	0.84	%***	25.23%		31.81%		12.91%	21.28%
Ratio of Expenses **	1.10%	1.25%		1.25%		n/a		1.20%		1.20%		1.20%		1.35%		1.10%	1.35%

Period ended December 31, 2008

Unit Value	$16.353961	$6.288338		$5.830781		n/a		$7.598687		$4.484082		$6.077994		$7.755973		$20.002660	$9.649295
Total Return *	-38.96%	-36.93%		-41.36%		n/a		-30.61%		-54.52%		-34.06	%***	-34.03%		-6.21%	7.15	%***
Ratio of Expenses **	1.10%	1.25%		1.25%		n/a		1.25%		1.35%		1.20%		1.35%		1.10%	1.35%

Period ended December 31, 2007

Unit Value	$26.791566	$9.970116		$9.943224		n/a		$10.950553		$9.859775		$9.900980		$11.756122		$21.327295	n/a
Total Return *	10.86%	-4.99	%***	-7.78	%***	n/a		0.58	%***	-2.17	%***	-2.04	%***	-7.40%		5.83%	n/a
Ratio of Expenses **	1.10%	1.25%		1.25%		n/a		1.25%		1.35%		1.25%		1.35%		1.10%	n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations January 16, 2007.
(b)	Commencement of operations December 3, 2007.
(c)	Commencement of operations October 6, 2008.
(d)	Commencement of operations December 12, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Eagle SmallCap Equity Portfolio	JNL/Franklin Templeton Founding Strategy Portfolio(a)	JNL/Franklin Templeton Global Growth Portfolio(a)	JNL/Franklin Templeton Global Multisector Bond Portfolio(d)	JNL/Franklin Templeton Income Portfolio	JNL/Franklin Templeton Inter- national Small Cap Growth Portfolio(b)	JNL/Franklin Templeton Mutual Shares Portfolio(a)	JNL/Franklin Templeton Small Cap Value Portfolio	JNL/ Goldman Sachs Core Plus Bond Portfolio	JNL/Goldman Sachs Emerging Markets Debt Portfolio(c)

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$38,957	$61,514	$12,114	$-	$67,216	$8,741	$22,395	$16,217	$30,199	$17,233
Units Outstanding (in thousands)	1,490	7,295	1,665	-	6,100	1,302	2,771	1,345	1,310	1,378
Investment Income Ratio *	0.00%	1.48%	0.96%	0.00%	4.18%	1.46%	2.62%	0.32%	2.07%	5.19%

Period ended December 31, 2010

Net Assets (in thousands)	$29,936	$57,185	$9,349	n/a	$53,897	$8,311	$17,073	$13,064	$23,678	$14,482
Units Outstanding (in thousands)	1,107	6,588	1,188	n/a	4,941	1,044	2,069	1,038	1,084	1,087
Investment Income Ratio *	0.23%	3.14%	1.55%	n/a	4.20%	1.29%	0.03%	0.56%	2.74%	1.32%

Period ended December 31, 2009

Net Assets (in thousands)	$10,264	$41,621	$5,832	n/a	$34,693	$5,539	$10,152	$5,783	$18,061	$3,676
Units Outstanding (in thousands)	521	5,214	782	n/a	3,531	826	1,351	574	886	316
Investment Income Ratio *	0.00%	0.07%	2.26%	n/a	7.00%	2.36%	4.44%	0.99%	4.89%	0.22%

Period ended December 31, 2008

Net Assets (in thousands)	$4,286	$26,679	$3,094	n/a	$23,604	$709	$5,576	$2,371	$14,518	$90
Units Outstanding (in thousands)	299	4,280	535	n/a	3,144	159	925	310	825	9
Investment Income Ratio *	0.00%	1.39%	0.02%	n/a	0.09%	0.22%	0.00%	1.14%	3.90%	0.00%

Period ended December 31, 2007

Net Assets (in thousands)	$6,747	$36,507	$4,740	n/a	$28,076	$155	$7,161	$2,806	$15,399	n/a
Units Outstanding (in thousands)	296	3,678	479	n/a	2,586	16	726	242	827	n/a
Investment Income Ratio *	2.17%	0.00%	1.22%	n/a	4.15%	0.00%	0.00%	2.67%	3.69%	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a)	Commencement of operations January 16, 2007.
(b)	Commencement of operations December 3, 2007.
(c)	Commencement of operations October 6, 2008.
(d)	Commencement of operations December 12, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/ Goldman Sachs Mid Cap Value Portfolio		JNL/Goldman Sachs U.S. Equity Flex Portfolio(a)		JNL/Invesco Global Real Estate Portfolio		JNL/Invesco International Growth Portfolio		JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio(b)		JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio

Highest expense ratio
Period ended December 31, 2011

Unit Value	$10.891241		$7.134821		$10.348752		$11.687458		$8.846506	$12.091397	$9.925279		$8.225484	$17.832882	$13.426724
Total Return *	-9.35%		-13.10%		-9.08%		-9.68%		-10.33%	-4.84%	-10.05%		-16.00%	-8.60%	5.54%
Ratio of Expenses **	3.06%		2.81%		3.06%		3.06%		4.00%	3.60%	2.81%		3.67%	2.92%	4.00%

Period ended December 31, 2010

Unit Value	$12.014464		$8.210392		$11.382358		$12.940614		$9.866017	$12.706377	$11.034330		$9.791874	$19.509756	$12.722158
Total Return *	20.65%		1.33	%***	13.62%		8.92%		12.80%	21.75%	5.25	%***	3.71%	21.98%	3.13%
Ratio of Expenses **	3.06%		2.81%		3.06%		3.06%		4.00%	3.60%	2.81%		3.67%	2.92%	4.00%

Period ended December 31, 2009

Unit Value	$9.958343		$7.830309		$10.018332		$11.880546		$8.746244	$10.436552	$10.346684		$9.442039	$15.994559	$12.335502
Total Return *	28.66%		22.16	%***	28.54%		32.86%		19.42%	30.03%	-0.34	%***	25.48%	38.84%	-0.37%
Ratio of Expenses **	3.06%		2.56%		3.06%		3.06%		4.00%	3.60%	2.37%		3.67%	2.92%	4.00%

Period ended December 31, 2008

Unit Value	$7.740295		$6.443505		$7.794000		$8.941970		$7.324091	$8.026065	n/a		$7.524892	$11.519886	$12.381527
Total Return *	-38.02%		-39.20%		-37.64%		-42.72%		-40.11%	-41.86%	n/a		-46.49%	-46.04%	2.36%
Ratio of Expenses **	3.06%		2.46%		3.06%		3.06%		4.00%	3.60%	n/a		3.67%	2.92%	4.00%

Period ended December 31, 2007

Unit Value	$12.488638		$10.597762		$12.498967		$15.610040		$12.228711	$13.804828	n/a		$14.063652	$21.350052	$12.096597
Total Return *	-6.17	%***	-1.94	%***	-19.38	%***	6.87	%***	11.19%	7.41%	n/a		7.91%	4.84%	2.19%
Ratio of Expenses **	3.06%		2.46%		3.06%		3.06%		4.00%	3.60%	n/a		3.67%	2.92%	4.00%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations January 16, 2007.
(b)	Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/ Goldman Sachs Mid Cap Value Portfolio		JNL/Goldman Sachs U.S. Equity Flex Portfolio(a)		JNL/Invesco Global Real Estate Portfolio		JNL/Invesco International Growth Portfolio		JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio(b)		JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio		JNL/JPMorgan U.S. Government & Quality Bond Portfolio

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$12.328155		$7.727713		$11.713852		$15.926058		$11.881918	$15.356308	$10.292229		$11.737899	$23.739928		$21.388486
Total Return *	-7.65%		-11.69%		-7.38	%***	-7.99%		-7.70%	-2.58%	-8.59	%***	-13.82%	-7.01	%***	8.53%
Ratio of Expenses **	1.20%		1.20%		1.20%		1.20%		1.10%	1.25%	1.20%		1.10%	1.20%		1.20%

Period ended December 31, 2010

Unit Value	$13.349617		$8.751043		$12.611990		$17.309587		$12.873477	$15.763517	$11.238795		$13.619569	$25.333583		$19.708034
Total Return *	22.91%		7.40%		15.68%		10.97%		16.12%	24.64%	8.34%		6.41%	24.04%		6.06%
Ratio of Expenses **	1.20%		1.20%		1.25%		1.20%		1.10%	1.25%	1.35%		1.10%	1.25%		1.20%

Period ended December 31, 2009

Unit Value	$10.861081		$8.148045		$10.902034		$15.598755		$11.086130	$12.646845	$10.373870		$12.799740	$20.424376		$18.581407
Total Return *	2.03	%***	23.37%		30.89%		35.36%		22.93%	33.13%	4.38	%***	28.74%	41.18%		2.46%
Ratio of Expenses **	1.20%		1.20%		1.25%		1.20%		1.10%	1.25%	1.35%		1.10%	1.25%		1.20%

Period ended December 31, 2008

Unit Value	$8.241286		$6.604318		$8.329075		$11.524130		$9.018126	$9.499926	n/a		$9.942002	$14.466516		$18.135712
Total Return *	-36.95%		-32.20	%***	-36.50%		-35.61	%***	-38.35%	-40.48%	n/a		-45.10%	-45.13%		5.26%
Ratio of Expenses **	1.35%		1.20%		1.25%		1.20%		1.10%	1.25%	n/a		1.10%	1.25%		1.20%

Period ended December 31, 2007

Unit Value	$13.070993		$10.710847		$13.117101		$19.623745		$14.626770	$15.960342	n/a		$18.109633	$26.367299		$17.229132
Total Return *	1.41%		4.97	%***	-16.07	%***	8.41%		14.48%	9.98%	n/a		10.74%	6.61%		1.64	%***
Ratio of Expenses **	1.35%		1.35%		1.25%		1.25%		1.10%	1.25%	n/a		1.10%	1.25%		1.20%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations January 16, 2007.
(b)	Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/ Goldman Sachs Mid Cap Value Portfolio	JNL/Goldman Sachs U.S. Equity Flex Portfolio(a)	JNL/Invesco Global Real Estate Portfolio	JNL/Invesco International Growth Portfolio	JNL/Invesco Large Cap Growth Portfolio	JNL/Invesco Small Cap Growth Portfolio	JNL/Ivy Asset Strategy Portfolio(b)	JNL/JPMorgan International Value Portfolio	JNL/JPMorgan MidCap Growth Portfolio	JNL/JPMorgan U.S. Government & Quality Bond Portfolio

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$22,894	$5,277	$19,221	$18,854	$16,200	$10,988	$53,309	$17,379	$19,639	$35,432
Units Outstanding (in thousands)	1,902	696	1,688	1,283	1,433	743	5,225	1,586	945	1,791
Investment Income Ratio *	0.86%	0.12%	2.67%	0.71%	0.16%	0.00%	0.16%	2.80%	0.00%	2.62%

Period ended December 31, 2010

Net Assets (in thousands)	$11,928	$5,598	$16,691	$18,691	$13,781	$9,681	$30,214	$18,237	$19,305	$24,533
Units Outstanding (in thousands)	914	650	1,354	1,181	1,124	637	2,696	1,432	884	1,349
Investment Income Ratio *	0.64%	0.76%	5.36%	0.67%	0.30%	0.00%	0.01%	2.40%	0.00%	3.28%

Period ended December 31, 2009

Net Assets (in thousands)	$5,694	$3,506	$9,829	$16,218	$9,404	$6,353	$4,687	$19,101	$15,041	$17,065
Units Outstanding (in thousands)	536	436	919	1,140	892	522	452	1,587	882	1,008
Investment Income Ratio *	1.33%	0.97%	3.02%	2.22%	0.31%	0.00%	0.00%	4.38%	0.00%	2.66%

Period ended December 31, 2008

Net Assets (in thousands)	$2,680	$1,601	$4,718	$9,437	$5,553	$2,303	n/a	$14,626	$3,832	$14,559
Units Outstanding (in thousands)	331	245	577	906	650	254	n/a	1,560	397	896
Investment Income Ratio *	0.99%	0.00%	2.10%	0.45%	0.15%	0.00%	n/a	2.14%	0.00%	2.39%

Period ended December 31, 2007

Net Assets (in thousands)	$4,209	$518	$6,850	$14,387	$7,404	$3,930	n/a	$28,958	$7,907	$9,981
Units Outstanding (in thousands)	327	49	530	816	535	258	n/a	1,675	486	659
Investment Income Ratio *	2.05%	0.00%	2.50%	1.71%	0.42%	0.28%	n/a	5.58%	0.00%	3.48%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a)	Commencement of operations January 16, 2007.
(b)	Commencement of operations September 28, 2009.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Lazard Emerging Markets Portfolio		JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio(b)		JNL/M&G Global Leaders Portfolio(b)		JNL/MCM 10 x 10 Portfolio(a)		JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio		JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow Dividend Portfolio

Highest expense ratio
Period ended December 31, 2011

Unit Value	$10.477346		$13.815382	$12.396903		$10.610784		$8.003769		$12.628671	$11.068043	$4.335113		$9.182378	$6.544599
Total Return *	-20.22%		-9.01%	-14.03%		-13.80%		-4.47%		5.75%	3.15%	-6.10%		2.78%	2.74%
Ratio of Expenses **	3.06%		3.62%	2.46%		2.45%		2.47%		2.92%	3.82%	3.06%		3.595%	2.92%

Period ended December 31, 2010

Unit Value	$13.133006		$15.183516	$14.419391		$12.310144		$8.378355		$11.942160	$10.730476	$4.616627		$8.933898	$6.370230
Total Return *	18.23%		18.69%	20.95	%***	10.48%		13.59%		19.32%	1.91%	18.84%		18.42%	8.82%
Ratio of Expenses **	3.06%		3.62%	2.46%		2.45%		2.47%		2.92%	3.82%	3.06%		3.595%	2.92%

Period ended December 31, 2009

Unit Value	$11.107627		$12.792119	$12.027677		$11.142480		$7.375850		$10.008869	$10.529872	$3.884787		$7.544110	$5.853775
Total Return *	66.56%		34.69%	2.20	%***	52.64	%***	21.55%		48.54%	1.78%	21.81%		28.44%	16.79%
Ratio of Expenses **	3.06%		3.62%	2.32%		2.45%		2.47%		2.92%	3.82%	3.06%		3.595%	2.92%

Period ended December 31, 2008

Unit Value	$6.668671		$9.497574	$8.387379		$8.317768		$6.068298		$6.738050	$10.345302	$3.189306		$5.873650	$5.012113
Total Return *	-51.55%		-41.13%	3.40	%***	12.15	%***	-37.80%		-37.09%	-0.19%	-41.46%		-33.72%	-50.82%
Ratio of Expenses **	3.06%		3.62%	1.65%		2.00%		2.47%		2.92%	3.82%	3.06%		3.595%	2.92%

Period ended December 31, 2007

Unit Value	$13.765183		$16.133863	n/a		n/a		$9.756870		$10.711080	$10.365024	$5.447865		$8.861998	$10.191738
Total Return *	31.56	%***	-6.09%	n/a		n/a		2.69	%***	-5.64%	2.42%	1.44	%***	-11.14%	-5.83	%***
Ratio of Expenses **	3.06%		3.62%	n/a		n/a		2.47%		2.92%	3.82%	3.06%		3.595%	2.92%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 30, 2007.
(b)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Lazard Emerging Markets Portfolio		JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio(b)		JNL/M&G Global Leaders Portfolio(b)		JNL/MCM 10 x 10 Portfolio(a)		JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow Dividend Portfolio

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$11.641544		$19.578498	$12.850625		$11.030677		$8.472480		$15.560870	$14.509875	$5.437031	$12.304904	$7.249745
Total Return *	-18.73%		-6.69%	-13.07%		-2.30	%***	-3.31%		7.52%	5.98%	-4.39%	5.21%	1.46	%***
Ratio of Expenses **	1.20%		1.10%	1.35%		1.25%		1.25%		1.25%	1.10%	1.25%	1.25%	1.20%

Period ended December 31, 2010

Unit Value	$14.324101		$20.983331	$14.782825		$12.613218		$8.762104		$14.471906	$13.690850	$5.686513	$11.695318	$6.919764
Total Return *	20.45%		21.72%	21.43%		11.70%		14.99%		21.33%	4.72%	21.01%	21.23%	10.66%
Ratio of Expenses **	1.20%		1.10%	1.35%		1.35%		1.25%		1.25%	1.10%	1.25%	1.25%	1.25%

Period ended December 31, 2009

Unit Value	$11.891765		$17.238509	$12.173516		$11.291894		$7.620194		$11.928181	$13.074377	$4.699190	$9.647037	$6.253416
Total Return *	2.85	%***	38.13%	45.03%		35.55%		23.04%		51.04%	4.59%	24.03%	31.49%	18.76%
Ratio of Expenses **	1.20%		1.10%	1.35%		1.35%		1.25%		1.25%	1.10%	1.25%	1.25%	1.25%

Period ended December 31, 2008

Unit Value	$6.998757		$12.480293	$8.393798		$8.330475		$6.193316		$7.897156	$12.500500	$3.788673	$7.336631	$5.265477
Total Return *	-50.67%		-39.63%	11.48	%***	12.21	%***	-37.04%		-36.03%	2.56%	-40.39%	-32.14%	-49.99%
Ratio of Expenses **	1.25%		1.10%	1.35%		1.35%		1.25%		1.25%	1.10%	1.25%	1.25%	1.25%

Period ended December 31, 2007

Unit Value	$14.187324		$20.673108	n/a		n/a		$9.837116		$12.345715	$12.188243	$6.355640	$10.812044	$10.529819
Total Return *	-0.35	%***	-3.68%	n/a		n/a		-5.29	%***	-4.04%	5.26%	3.00%	-9.03%	-5.70	%***
Ratio of Expenses **	1.25%		1.10%	n/a		n/a		1.25%		1.25%	1.10%	1.25%	1.25%	1.25%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 30, 2007.
(b)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/Lazard Emerging Markets Portfolio	JNL/Lazard Mid Cap Equity Portfolio	JNL/M&G Global Basics Portfolio(b)	JNL/M&G Global Leaders Portfolio(b)	JNL/MCM 10 x 10 Portfolio(a)	JNL/MCM 25 Portfolio	JNL/MCM Bond Index Portfolio	JNL/MCM Communications Sector Portfolio	JNL/MCM Consumer Brands Sector Portfolio	JNL/MCM Dow Dividend Portfolio

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$41,161	$14,088	$2,556	$1,890	$31,010	$22,351	$28,141	$6,054	$5,465	$21,637
Units Outstanding (in thousands)	3,618	782	200	173	3,710	1,520	2,044	1,182	463	3,067
Investment Income Ratio *	1.04%	0.68%	0.22%	0.81%	1.48%	2.58%	3.03%	3.27%	0.56%	3.16%

Period ended December 31, 2010

Net Assets (in thousands)	$56,931	$13,800	$1,664	$1,297	$28,351	$26,660	$22,461	$4,063	$3,220	$17,318
Units Outstanding (in thousands)	4,060	716	113	103	3,273	1,941	1,725	746	287	2,558
Investment Income Ratio *	0.55%	0.53%	0.75%	0.48%	2.05%	3.13%	2.69%	3.28%	0.49%	3.09%

Period ended December 31, 2009

Net Assets (in thousands)	$30,651	$10,301	$616	$465	$21,284	$9,395	$18,998	$1,568	$1,673	$13,360
Units Outstanding (in thousands)	2,620	654	51	41	2,818	838	1,527	346	182	2,177
Investment Income Ratio *	2.46%	0.83%	0.61%	1.25%	4.74%	3.81%	2.67%	4.72%	0.66%	7.65%

Period ended December 31, 2008

Net Assets (in thousands)	$7,602	$7,070	$22	$38	$11,357	$11,781	$19,683	$1,047	$1,088	$9,598
Units Outstanding (in thousands)	1,100	619	3	5	1,845	1,607	1,652	285	155	1,851
Investment Income Ratio *	0.68%	1.32%	0.00%	0.18%	1.06%	4.52%	4.16%	3.49%	0.37%	0.39%

Period ended December 31, 2007

Net Assets (in thousands)	$10,062	$12,268	n/a	n/a	$6,751	$14,078	$21,147	$4,121	$1,042	$19,682
Units Outstanding (in thousands)	715	648	n/a	n/a	689	1,206	1,814	656	100	1,890
Investment Income Ratio *	0.22%	5.55%	n/a	n/a	0.00%	1.33%	4.60%	4.48%	0.69%	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a)	Commencement of operations April 30, 2007.
(b)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Emerging Markets Index Portfolio(d)		JNL/MCM European 30 Portfolio(b)		JNL/MCM Financial Sector Portfolio	JNL/MCM Global Alpha Portfolio(c)		JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio(a)		JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio		JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio

Highest expense ratio
Period ended December 31, 2011

Unit Value	$9.041881		$10.631165		$5.370175	$10.225383		$9.773195	$8.774960		$10.525030	$9.364430		$7.923453	$10.258367
Total Return *	-0.09	%***	-9.60%		-15.54%	0.52%		6.95%	-4.68	%***	-15.54%	-5.30%		-12.46%	-0.84%
Ratio of Expenses **	1.82%		2.46%		3.10%	2.32%		3.62%	2.70%		3.82%	3.36%		2.95%	2.82%

Period ended December 31, 2010

Unit Value	n/a		$11.760139		$6.358391	$10.172833		$9.138311	$9.205757		$12.461897	$9.888075		$9.050921	$10.345784
Total Return *	n/a		-0.35%		10.02%	3.21	%***	0.18%	12.70%		2.81%	13.24%		10.36%	13.94%
Ratio of Expenses **	n/a		2.46%		3.10%	2.32%		3.62%	2.695%		3.82%	3.36%		2.95%	2.82%

Period ended December 31, 2009

Unit Value	n/a		$11.801059		$5.779211	$9.824164		$9.121715	$8.168040		$12.121486	$8.732037		$8.200923	$9.079936
Total Return *	n/a		37.60%		15.00%	-2.35	%***	16.67%	21.83%		24.44%	20.03%		33.72%	30.38%
Ratio of Expenses **	n/a		2.46%		3.10%	2.21%		3.62%	2.695%		3.82%	3.36%		2.95%	2.82%

Period ended December 31, 2008

Unit Value	n/a		$8.576221		$5.025586	n/a		$7.818485	$6.704217		$9.741185	$7.274603		$6.132935	$6.964356
Total Return *	n/a		16.18	%***	-52.15%	n/a		-25.93%	-31.73%		-45.06%	-44.44%		-47.65%	-43.14%
Ratio of Expenses **	n/a		2.46%		3.10%	n/a		3.62%	2.695%		3.82%	3.36%		2.95%	2.82%

Period ended December 31, 2007

Unit Value	n/a		n/a		$10.503013	n/a		$10.556132	$9.820725		$17.731558	$13.092153		$11.714469	$12.247767
Total Return *	n/a		n/a		-19.90%	n/a		3.72%	-3.21	%***	6.23%	-5.04	%***	10.26%	3.06	%***
Ratio of Expenses **	n/a		n/a		3.10%	n/a		3.62%	2.695%		3.82%	3.36%		2.95%	2.82%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 30, 2007.
(b)	Commencement of operations October 6, 2008.
(c)	Commencement of operations September 28, 2009.
(d)	Commencement of operations August 29, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Emerging Markets Index Portfolio(d)		JNL/MCM European 30 Portfolio(b)		JNL/MCM Financial Sector Portfolio		JNL/MCM Global Alpha Portfolio(c)		JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio(a)		JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio		JNL/MCM JNL Optimized 5 Portfolio		JNL/MCM Nasdaq 25 Portfolio

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$9.038785		$11.055224		$6.806673		$10.451281		$13.145097	$9.343671		$13.662299	$10.949320		$8.749376		$11.534623
Total Return *	-0.03	%***	-8.50%		-13.93%		1.51%		9.50%	-3.39%		-13.31%	-3.23%		-10.92%		0.77%
Ratio of Expenses **	1.35%		1.25%		1.20%		1.35%		1.25%	1.35%		1.20%	1.20%		1.20%		1.20%

Period ended December 31, 2010

Unit Value	n/a		$12.082548		$7.907944		$10.296112		$12.004152	$9.671778		$15.759270	$11.315208		$9.821450		$11.446489
Total Return *	n/a		0.87%		12.13%		4.57%		2.59%	14.23%		5.54%	15.71%		12.31%		15.80%
Ratio of Expenses **	n/a		1.25%		1.20%		1.35%		1.25%	1.35%		1.20%	1.20%		1.20%		1.20%

Period ended December 31, 2009

Unit Value	n/a		$11.978916		$7.052330		$9.845736		$11.701635	$8.466867		$14.932353	$9.778792		$8.744697		$9.884589
Total Return *	n/a		14.71	%***	17.20%		-0.82	%***	19.47%	23.48%		27.74%	22.66%		36.08%		32.51%
Ratio of Expenses **	n/a		1.25%		1.20%		1.35%		1.25%	1.35%		1.20%	1.20%		1.20%		1.20%

Period ended December 31, 2008

Unit Value	n/a		$8.598569		$6.017266		n/a		$9.794926	$6.856637		$11.689743	$7.972541		$6.426124		$7.459688
Total Return *	n/a		9.77	%***	-45.11	%***	n/a		-24.16%	-30.81%		-43.60%	-43.22%		-39.81	%***	-33.11	%***
Ratio of Expenses **	n/a		1.35%		1.20%		n/a		1.25%	1.35%		1.20%	1.20%		1.20%		1.20%

Period ended December 31, 2007

Unit Value	n/a		n/a		$12.296201		n/a		$12.914850	$9.909799		$20.728167	$14.041607		$12.051653		$12.887159
Total Return *	n/a		n/a		-18.39%		n/a		6.23%	-3.24	%***	9.07%	0.22	%***	12.16	%***	3.20	%***
Ratio of Expenses **	n/a		n/a		1.25%		n/a		1.25%	1.35%		1.20%	1.20%		1.25%		1.25%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.
Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 30, 2007.
(b)	Commencement of operations October 6, 2008.
(c)	Commencement of operations September 28, 2009.
(d)	Commencement of operations August 29, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Emerging Markets Index Portfolio(d)	JNL/MCM European 30 Portfolio(b)	JNL/MCM Financial Sector Portfolio	JNL/MCM Global Alpha Portfolio(c)	JNL/MCM Healthcare Sector Portfolio	JNL/MCM Index 5 Portfolio(a)	JNL/MCM International Index Portfolio	JNL/MCM JNL 5 Portfolio	JNL/MCM JNL Optimized 5 Portfolio	JNL/MCM Nasdaq 25 Portfolio

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$113	$1,492	$9,654	$2,092	$18,150	$42,884	$31,357	$224,788	$30,661	$6,906
Units Outstanding (in thousands)	13	137	1,509	201	1,449	4,652	2,402	21,250	3,601	620
Investment Income Ratio *	0.00%	2.08%	0.69%	0.95%	0.94%	1.11%	2.64%	3.20%	1.89%	0.53%

Period ended December 31, 2010

Net Assets (in thousands)	n/a	$1,306	$9,304	$917	$11,108	$29,867	$34,076	$255,347	$33,786	$5,545
Units Outstanding (in thousands)	n/a	109	1,247	89	971	3,123	2,261	23,279	3,516	501
Investment Income Ratio *	n/a	0.07%	1.31%	0.00%	1.16%	1.02%	1.93%	2.06%	2.13%	0.21%

Period ended December 31, 2009

Net Assets (in thousands)	n/a	$930	$6,988	$114	$8,822	$23,007	$32,115	$249,705	$26,986	$4,233
Units Outstanding (in thousands)	n/a	78	1,049	12	793	2,742	2,238	26,219	3,139	441
Investment Income Ratio *	n/a	6.05%	1.90%	0.00%	1.48%	1.37%	2.70%	3.68%	2.95%	0.00%

Period ended December 31, 2008

Net Assets (in thousands)	n/a	$23	$3,204	n/a	$8,686	$4,148	$22,887	$219,942	$16,995	$2,841
Units Outstanding (in thousands)	n/a	3	566	n/a	937	608	2,030	28,207	2,678	391
Investment Income Ratio *	n/a	0.59%	1.69%	n/a	1.03%	1.32%	1.79%	2.19%	0.01%	0.03%

Period ended December 31, 2007

Net Assets (in thousands)	n/a	n/a	$2,950	n/a	$6,107	$1,982	$43,240	$411,201	$23,935	$4,932
Units Outstanding (in thousands)	n/a	n/a	255	n/a	500	201	2,147	29,805	2,004	390
Investment Income Ratio *	n/a	n/a	1.78%	n/a	0.81%	0.00%	3.07%	2.25%	3.11%	0.00%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a)	Commencement of operations April 30, 2007.
(b)	Commencement of operations October 6, 2008.
(c)	Commencement of operations September 28, 2009.
(d)	Commencement of operations August 29, 2011.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM NYSE International 25 Portfolio(a)		JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio(b)		JNL/MCM S&P 24 Portfolio		JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio(a)		JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio

Highest expense ratio
Period ended December 31, 2011

Unit Value	$5.922364		$24.429425	$12.071817		$9.297026		$12.832940	$8.607958	$9.845349		$10.279034	$11.277101	$5.595727
Total Return *	-25.82%		-0.44%	-4.55%		2.13	%***	-5.80%	-2.32%	-10.26%		-1.98%	-7.92%	-3.36%
Ratio of Expenses **	2.61%		3.67%	2.77%		2.70%		3.82%	3.82%	2.80%		3.36%	3.82%	3.10%

Period ended December 31, 2010

Unit Value	$7.983385		$24.537470	$12.646784		$9.103383		$13.623110	$8.812777	$10.970531		$10.486936	$12.246469	$5.790370
Total Return *	-0.37%		14.82%	2.81	%***	13.46%		21.12%	10.15%	17.43%		11.43%	21.59%	8.69%
Ratio of Expenses **	2.61%		3.67%	2.77%		2.695%		3.82%	3.82%	2.80%		3.36%	3.82%	3.10%

Period ended December 31, 2009

Unit Value	$8.013086		$21.371032	$11.581197		$8.023137		$11.247860	$8.000841	$9.342505		$9.411601	$10.072059	$5.327626
Total Return *	32.54%		15.76%	-1.43	%***	15.68%		32.86%	21.25%	57.13%		1.43%	22.60%	58.82%
Ratio of Expenses **	2.61%		3.67%	2.32%		2.695%		3.82%	3.82%	2.80%		3.36%	3.82%	3.10%

Period ended December 31, 2008

Unit Value	$6.045943		$18.461967	$9.557205		$6.935855		$8.465989	$6.598750	$5.945811		$9.279117	$8.215282	$3.354513
Total Return *	-47.32%		-40.10%	15.95	%***	-26.69	%***	-39.92%	-39.98%	-32.15%		-42.04%	-37.37%	-45.15%
Ratio of Expenses **	2.61%		3.67%	1.90%		2.695%		3.82%	3.82%	2.80%		3.36%	3.82%	3.10%

Period ended December 31, 2007

Unit Value	$11.477487		$30.822514	n/a		$10.659279		$14.092008	$10.994104	$8.762630		$16.008906	$13.116710	$6.115358
Total Return *	9.88	%***	30.38%	n/a		-1.79	%***	3.40%	0.95%	-5.95	%***	-13.42%	-5.80%	11.04%
Ratio of Expenses **	2.61%		3.67%	n/a		2.32%		3.82%	3.82%	2.80%		3.36%	3.82%	3.10%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 30, 2007.
(b)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM NYSE International 25 Portfolio(a)		JNL/MCM Oil & Gas Sector Portfolio		JNL/MCM Pacific Rim 30 Portfolio(b)		JNL/MCM S&P 24 Portfolio		JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio(a)		JNL/MCM Select Small-Cap Portfolio		JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$6.309939		$33.267572		$12.679823		$10.033768		$16.658478	$11.285867	$10.583722		$13.465318		$14.638349	$7.052998
Total Return *	-24.80%		2.04%		-3.09%		3.51%		-3.31%	0.36%	-8.86%		0.15%		-5.48%	-1.56%
Ratio of Expenses **	1.25%		1.20%		1.25%		1.35%		1.20%	1.10%	1.25%		1.20%		1.20%	1.25%

Period ended December 31, 2010

Unit Value	$8.391196		$32.601597		$13.084010		$9.693872		$17.228089	$11.245180	$11.612498		$13.444909		$15.486630	$7.164897
Total Return *	0.99%		17.69%		11.49%		15.00%		24.33%	13.19%	19.26%		13.86%		24.82%	10.71%
Ratio of Expenses **	1.25%		1.20%		1.25%		1.35%		1.20%	1.10%	1.25%		1.20%		1.20%	1.25%

Period ended December 31, 2009

Unit Value	$8.309309		$27.701731		$11.735522		$8.429408		$13.856434	$9.935174	$9.737114		$11.808406		$12.407508	$6.471498
Total Return *	-9.47	%***	18.65%		6.47	%***	17.24%		36.39%	24.59%	21.01	%***	4.40	%***	25.86%	61.78%
Ratio of Expenses **	1.25%		1.20%		1.25%		1.35%		1.20%	1.10%	1.25%		1.20%		1.20%	1.25%

Period ended December 31, 2008

Unit Value	$6.174597		$23.347075		$9.563759		$7.189709		$10.159610	$7.974214	$6.091650		$11.339771		$9.858535	$4.000061
Total Return *	-46.66%		-38.60%		7.51	%***	-33.63%		-38.33%	-38.32%	-31.15%		-40.80%		-35.71%	-44.12%
Ratio of Expenses **	1.35%		1.20%		1.60%		1.35%		1.20%	1.10%	1.35%		1.25%		1.20%	1.25%

Period ended December 31, 2007

Unit Value	$11.574967		$38.027337		n/a		$10.833210		$16.473778	$12.929231	$8.848332		$19.155566		$15.333345	$7.158545
Total Return *	13.64	%***	3.52	%***	n/a		-1.71	%***	6.16%	3.75%	-13.07	%***	-11.57%		-3.28%	13.13%
Ratio of Expenses **	1.35%		1.20%		n/a		1.35%		1.20%	1.10%	1.35%		1.25%		1.20%	1.25%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded..

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations April 30, 2007.
(b)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM NYSE International 25 Portfolio(a)	JNL/MCM Oil & Gas Sector Portfolio	JNL/MCM Pacific Rim 30 Portfolio(b)	JNL/MCM S&P 24 Portfolio	JNL/MCM S&P 400 MidCap Index Portfolio	JNL/MCM S&P 500 Index Portfolio	JNL/MCM S&P SMid 60 Portfolio(a)	JNL/MCM Select Small-Cap Portfolio	JNL/MCM Small Cap Index Portfolio	JNL/MCM Technology Sector Portfolio

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$5,244	$40,885	$3,212	$2,306	$35,429	$95,155	$11,333	$7,412	$29,344	$20,787
Units Outstanding (in thousands)	850	1,302	256	233	2,218	8,847	1,090	583	2,094	3,099
Investment Income Ratio *	2.39%	0.77%	1.44%	0.52%	0.63%	2.17%	0.75%	1.09%	0.78%	0.18%

Period ended December 31, 2010

Net Assets (in thousands)	$6,020	$30,493	$3,376	$1,552	$35,871	$65,928	$11,167	$8,068	$31,066	$19,317
Units Outstanding (in thousands)	730	994	260	163	2,175	6,112	977	639	2,092	2,843
Investment Income Ratio *	2.23%	1.09%	0.00%	0.34%	0.70%	1.42%	0.09%	0.52%	0.65%	0.14%

Period ended December 31, 2009

Net Assets (in thousands)	$5,157	$20,183	$850	$977	$24,246	$45,164	$9,384	$6,319	$25,412	$20,520
Units Outstanding (in thousands)	629	772	73	118	1,820	4,736	976	572	2,128	3,339
Investment Income Ratio *	5.16%	1.05%	3.01%	0.09%	1.18%	1.67%	1.10%	1.07%	0.82%	0.12%

Period ended December 31, 2008

Net Assets (in thousands)	$3,077	$13,205	$26	$6,139	$19,157	$25,662	$4,163	$4,986	$18,450	$2,878
Units Outstanding (in thousands)	501	599	3	875	1,964	3,354	689	473	1,941	758
Investment Income Ratio *	0.01%	0.58%	0.00%	0.00%	1.09%	1.57%	0.03%	0.29%	1.38%	0.02%

Period ended December 31, 2007

Net Assets (in thousands)	$4,036	$20,777	n/a	$605	$31,368	$44,016	$1,146	$9,735	$26,807	$4,011
Units Outstanding (in thousands)	350	580	n/a	56	1,961	3,514	130	548	1,795	587
Investment Income Ratio *	6.00%	1.01%	n/a	0.00%	1.25%	1.44%	2.30%	6.35%	1.44%	0.08%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a)	Commencement of operations April 30, 2007.
(b)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Value Line 30 Portfolio		JNL/MCM VIP Portfolio	JNL/ Oppenheimer Global Growth Portfolio	JNL/PAM Asia ex-Japan Portfolio(b)		JNL/PAM China-India Portfolio(b)		JNL/PIMCO Real Return Portfolio(a)		JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio		JNL/ PPM America High Yield Bond Portfolio		JNL/ PPM America Mid Cap Value Portfolio(c)

Highest expense ratio
Period ended December 31, 2011

Unit Value	$8.361326		$9.570563	$10.365544	$6.972502		$5.797024		$13.034508		$13.237441	$9.813265		$12.840972		$9.084554
Total Return *	-25.52%		-6.56%	-11.19%	-23.34%		-29.88%		8.51%		0.73%	3.29	%***	1.52%		-9.93%
Ratio of Expenses **	3.36%		3.06%	3.30%	2.77%		2.81%		2.92%		4.00%	2.60%		3.06%		2.77%

Period ended December 31, 2010

Unit Value	$11.226452		$10.242365	$11.671742	$9.095534		$8.267688		$12.012545		$13.141741	n/a		$12.648094		$10.086549
Total Return *	18.41%		11.84%	11.63%	16.14%		-1.16	%***	4.62%		3.35%	n/a		12.15%		14.61	%***
Ratio of Expenses **	3.36%		3.06%	3.30%	2.77%		2.81%		2.92%		4.00%	n/a		3.06%		2.77%

Period ended December 31, 2009

Unit Value	$9.481303		$9.158067	$10.455341	$7.831456		$7.278544		$11.481733		$12.715484	n/a		$11.278177		$8.032651
Total Return *	10.89%		20.21%	34.90%	15.78	%***	20.08	%***	13.87%		10.93%	n/a		41.89%		43.66%
Ratio of Expenses **	3.36%		3.06%	3.30%	2.77%		2.77%		2.92%		4.00%	n/a		3.06%		2.56%

Period ended December 31, 2008

Unit Value	$8.549882		$7.618122	$7.750635	$4.752767		$4.118907		$10.083121		$11.462899	n/a		$7.948482		$5.591445
Total Return *	-49.18%		-44.51%	-42.78%	-23.20	%***	-47.23	%***	-8.65	%***	-3.54%	n/a		-32.84%		-47.33	%***
Ratio of Expenses **	3.36%		3.06%	3.30%	2.67%		2.47%		2.92%		4.00%	n/a		3.06%		2.56%

Period ended December 31, 2007

Unit Value	$16.824245		$13.729202	$13.546090	n/a		n/a		$10.789785		$11.883302	n/a		$11.835493		n/a
Total Return *	-0.66	%***	7.40%	2.86%	n/a		n/a		8.65	%***	3.98%	n/a		-6.10	%***	n/a
Ratio of Expenses **	3.36%		3.06%	3.30%	n/a		n/a		2.87%		4.00%	n/a		3.06%		n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units,inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations January 16, 2007.
(b)	Commencement of operations December 3, 2007.
(c)	Commencement of operations March 31, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Value Line 30 Portfolio		JNL/MCM VIP Portfolio	JNL/ Oppenheimer Global Growth Portfolio	JNL/PAM Asia ex-Japan Portfolio(b)		JNL/PAM China-India Portfolio(b)		JNL/PIMCO Real Return Portfolio(a)		JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio		JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio(c)

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$9.776439		$10.910497	$13.107449	$7.418200		$6.177716		$14.193702		$19.772736	$9.950207		$16.850240	$9.581893
Total Return *	-23.90%		-4.86%	-9.22%	-22.17%		-28.78%		10.38%		3.68%	-0.95	%***	3.53%	-8.65%
Ratio of Expenses **	1.20%		1.25%	1.10%	1.25%		1.25%		1.20%		1.10%	1.20%		1.10%	1.35%

Period ended December 31, 2010

Unit Value	$12.846735		$11.467586	$14.438869	$9.531443		$8.674606		$12.858377		$19.070164	n/a		$16.275861	$10.489142
Total Return *	20.99%		13.88%	14.12%	17.92%		15.47%		6.44%		6.39%	n/a		14.37%	27.84%
Ratio of Expenses **	1.20%		1.25%	1.10%	1.25%		1.25%		1.20%		1.10%	n/a		1.10%	1.35%

Period ended December 31, 2009

Unit Value	$10.617842		$10.069636	$12.652627	$8.082935		$7.512174		$12.080609		$17.924159	n/a		$14.231312	$8.204833
Total Return *	13.32%		22.41%	37.90%	1.99	%***	12.28	%***	-1.16	%***	14.19%	n/a		44.70%	45.41%
Ratio of Expenses **	1.20%		1.25%	1.10%	1.25%		1.25%		1.20%		1.10%	n/a		1.10%	1.35%

Period ended December 31, 2008

Unit Value	$9.370137		$8.226249	$9.175389	$4.820984		$4.168903		$10.418261		$15.696593	n/a		$9.834823	$5.642615
Total Return *	-48.07%		-43.50%	-41.51%	-48.71	%***	-46.57	%***	-4.93%		-0.70%	n/a		-31.51%	-47.13	%***
Ratio of Expenses **	1.20%		1.25%	1.10%	1.35%		1.35%		1.25%		1.10%	n/a		1.10%	1.35%

Period ended December 31, 2007

Unit Value	$18.044364		$14.559087	$15.687217	n/a		n/a		$10.958251		$15.807122	n/a		$14.359995	n/a
Total Return *	0.42	%***	9.37%	5.16%	n/a		n/a		9.39	%***	7.06%	n/a		-2.19%	n/a
Ratio of Expenses **	1.20%		1.25%	1.10%	n/a		n/a		1.25%		1.10%	n/a		1.10%	n/a

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations January 16, 2007.
(b)	Commencement of operations December 3, 2007.
(c)	Commencement of operations March 31, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/MCM Value Line 30 Portfolio	JNL/MCM VIP Portfolio	JNL/ Oppenheimer Global Growth Portfolio	JNL/PAM Asia ex-Japan Portfolio(b)	JNL/PAM China-India Portfolio(b)	JNL/PIMCO Real Return Portfolio(a)	JNL/PIMCO Total Return Bond Portfolio	JNL/PPM America Floating Rate Income Portfolio	JNL/ PPM America High Yield Bond Portfolio	JNL/ PPM America Mid Cap Value Portfolio(c)

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$29,159	$11,393	$25,541	$7,751	$19,522	$76,215	$191,091	$5,808	$49,959	$3,700
Units Outstanding (in thousands)	3,089	1,080	2,059	1,060	3,207	5,478	10,425	586	3,231	390
Investment Income Ratio *	0.00%	1.36%	0.64%	0.46%	0.36%	0.99%	3.19%	0.00%	7.50%	0.13%

Period ended December 31, 2010

Net Assets (in thousands)	$31,854	$11,905	$21,462	$9,193	$21,618	$45,868	$155,396	n/a	$38,138	$2,879
Units Outstanding (in thousands)	2,564	1,069	1,570	975	2,520	3,628	8,812	n/a	2,558	276
Investment Income Ratio *	0.59%	2.35%	0.84%	0.13%	0.00%	1.65%	2.46%	n/a	7.46%	0.00%

Period ended December 31, 2009

Net Assets (in thousands)	$29,692	$11,754	$15,773	$5,941	$16,155	$27,003	$95,964	n/a	$28,838	$770
Units Outstanding (in thousands)	2,880	1,196	1,314	741	2,160	2,267	5,847	n/a	2,221	94
Investment Income Ratio *	0.13%	1.81%	1.61%	0.01%	0.00%	3.10%	3.55%	n/a	8.43%	0.79%

Period ended December 31, 2008

Net Assets (in thousands)	$33,476	$10,219	$9,571	$497	$1,081	$15,786	$39,877	n/a	$11,560	$188
Units Outstanding (in thousands)	3,670	1,268	1,098	104	259	1,530	2,782	n/a	1,306	33
Investment Income Ratio *	0.32%	1.51%	1.38%	1.70%	0.00%	1.75%	4.39%	n/a	8.74%	0.98%

Period ended December 31, 2007

Net Assets (in thousands)	$66,341	$18,042	$17,153	n/a	n/a	$3,152	$34,092	n/a	$17,379	n/a
Units Outstanding (in thousands)	3,767	1,262	1,148	n/a	n/a	289	2,361	n/a	1,328	n/a
Investment Income Ratio *	0.00%	5.52%	1.17%	n/a	n/a	0.00%	4.95%	n/a	8.09%	n/a

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a)	Commencement of operations January 16, 2007.
(b)	Commencement of operations December 3, 2007.
(c)	Commencement of operations March 31, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/ PPM America Small Cap Value Portfolio(b)		JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio(c)		JNL/S&P 4 Portfolio(a)		JNL/S&P Competitive Advantage Portfolio(a)		JNL/S&P Dividend Income & Growth Portfolio(a)		JNL/S&P Intrinsic Value Portfolio(a)		JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio

Highest expense ratio
Period ended December 31, 2011

Unit Value	$9.028677		$11.808634	$7.941350		$10.288829		$11.305556		$10.684731		$10.930285		$10.522116	$10.934617	$10.637647
Total Return *	-10.34%		-8.62%	-20.08%		2.80%		7.68%		1.23	%***	3.74%		-8.03%	0.16%	-6.62%
Ratio of Expenses **	2.56%		3.62%	2.62%		2.95%		2.62%		2.61%		2.645%		3.47%	2.92%	3.67%

Period ended December 31, 2010

Unit Value	$10.070203		$12.922995	$9.937014		$10.008757		$10.499543		$9.769767		$10.535984		$11.441106	$10.916993	$11.391867
Total Return *	24.48%		13.28%	23.05	%***	10.49	%***	9.71%		13.82	%***	11.41%		13.09%	5.57%	11.93%
Ratio of Expenses **	2.56%		3.62%	2.62%		2.95%		2.62%		2.56%		2.645%		3.47%	2.92%	3.67%

Period ended December 31, 2009

Unit Value	$8.089606		$11.407772	$8.083713		$9.084017		$9.570035		$8.495170		$9.457344		$10.116666	$10.340832	$10.177303
Total Return *	30.59%		39.44%	27.38	%***	37.90%		19.06	%***	20.47%		52.93%		26.58%	10.26%	23.45%
Ratio of Expenses **	2.56%		3.62%	2.56%		2.82%		2.62%		2.46%		2.645%		3.47%	2.92%	3.67%

Period ended December 31, 2008

Unit Value	$6.194830		$8.181282	$5.911761		$6.587250		$6.824072		$7.051872		$6.183952		$7.992469	$9.378612	$8.244253
Total Return *	-41.04	%***	-49.09%	-20.15	%***	-28.12	%***	-29.32	%***	-26.05	%***	-27.31	%***	-41.23%	-16.23%	-37.69%
Ratio of Expenses **	2.56%		3.62%	2.32%		2.82%		2.46%		2.46%		2.645%		3.47%	2.92%	3.67%

Period ended December 31, 2007

Unit Value	n/a		$16.069507	n/a		$9.914624		$9.908252		$9.761266		$9.914769		$13.600178	$11.196051	$13.230251
Total Return *	n/a		-9.00%	n/a		0.00	%***	-1.94	%***	0.21	%***	-0.85	%***	5.43%	3.22%	4.76%
Ratio of Expenses **	n/a		3.62%	n/a		2.02%		2.32%		1.96%		1.82%		3.47%	2.92%	3.67%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**	Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***	Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations December 3, 2007.
(b)	Commencement of operations March 31, 2008.
(c)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/ PPM America Small Cap Value Portfolio(b)		JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio(c)		JNL/S&P 4 Portfolio(a)		JNL/S&P Competitive Advantage Portfolio(a)		JNL/S&P Dividend Income & Growth Portfolio(a)		JNL/S&P Intrinsic Value Portfolio(a)		JNL/ S&P Managed Aggressive Growth Portfolio		JNL/ S&P Managed Conservative Portfolio		JNL/ S&P Managed Growth Portfolio

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$9.483068		$17.530227	$8.301161		$11.049760		$11.955476		$11.316966		$11.572214		$14.370593		$12.383906		$14.933032
Total Return *	-9.16	%***	-6.44%	-23.94	%***	4.61%		9.16%		11.09	%***	-8.15	%***	-5.93	%***	1.89%		-4.29%
Ratio of Expenses **	1.25%		1.25%	1.25%		1.20%		1.25%		1.20%		1.25%		1.20%		1.20%		1.20%

Period ended December 31, 2010

Unit Value	$10.411098		$18.736365	$10.223513		$10.562974		$10.952490		$10.141014		$10.967120		$15.182008		$12.153673		$15.602672
Total Return *	26.00%		16.00%	24.62%		12.44%		11.23%		16.66%		12.86%		15.63%		7.40%		14.73%
Ratio of Expenses **	1.35%		1.25%	1.35%		1.20%		1.25%		1.35%		1.35%		1.25%		1.20%		1.20%

Period ended December 31, 2009

Unit Value	$8.262864		$16.152117	$8.203565		$9.394582		$9.846991		$8.693155		$9.717690		$13.129751		$11.315908		$13.599063
Total Return *	32.18%		42.78%	38.45%		-1.36	%***	42.43%		21.81%		54.93%		29.42%		15.33	%***	1.53	%***
Ratio of Expenses **	1.35%		1.25%	1.35%		1.20%		1.25%		1.35%		1.35%		1.25%		1.20%		1.20%

Period ended December 31, 2008

Unit Value	$6.251399		$11.312423	$5.925490		$6.699490		$6.913687		$7.136553		$6.272336		$10.145138		$10.066931		$10.690473
Total Return *	-40.54	%***	-47.87%	-24.16	%***	-30.46	%***	-30.28%		-26.92%		-35.26	%***	-39.91%		-14.82%		-36.16%
Ratio of Expenses **	1.35%		1.25%	1.35%		1.25%		1.25%		1.35%		1.35%		1.25%		1.25%		1.25%

Period ended December 31, 2007

Unit Value	n/a		$21.699183	n/a		$9.919737		$9.916389		$9.765851		$9.917962		$16.884180		$11.818709		$16.745691
Total Return *	n/a		-6.80%	n/a		0.77	%***	-1.88	%***	-0.51	%***	-0.82	%***	7.81%		3.07	%***	7.34%
Ratio of Expenses **	n/a		1.25%	n/a		1.35%		1.25%		1.35%		1.40%		1.25%		1.25%		1.25%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations December 3, 2007.
(b)	Commencement of operations March 31, 2008.
(c)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/ PPM America Small Cap Value Portfolio(b)	JNL/ PPM America Value Equity Portfolio	JNL/ Red Rocks Listed Private Equity Portfolio(c)	JNL/S&P 4 Portfolio(a)	JNL/S&P Competitive Advantage Portfolio(a)	JNL/S&P Dividend Income & Growth Portfolio(a)	JNL/S&P Intrinsic Value Portfolio(a)	JNL/ S&P Managed Aggressive Growth Portfolio	JNL/ S&P Managed Conservative Portfolio	JNL/ S&P Managed Growth Portfolio

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$3,097	$4,165	$9,423	$53,136	$3,763	$28,048	$15,737	$67,978	$105,755	$184,728
Units Outstanding (in thousands)	330	320	1,150	4,885	318	2,516	1,379	5,126	8,785	13,104
Investment Income Ratio *	0.23%	1.12%	9.14%	4.77%	0.59%	1.83%	1.10%	0.64%	2.25%	0.71%

Period ended December 31, 2010

Net Assets (in thousands)	$2,589	$5,414	$5,977	$46,655	$5,117	$11,457	$4,508	$69,459	$88,159	$168,909
Units Outstanding (in thousands)	250	395	588	4,471	474	1,136	414	4,957	7,441	11,485
Investment Income Ratio *	0.22%	1.56%	0.29%	0.00%	0.58%	1.69%	0.77%	0.74%	2.92%	1.03%

Period ended December 31, 2009

Net Assets (in thousands)	$780	$3,170	$1,654	$35,257	$11,377	$3,914	$1,824	$53,254	$47,358	$122,493
Units Outstanding (in thousands)	95	299	202	3,785	1,169	453	189	4,404	4,287	9,602
Investment Income Ratio *	0.74%	5.57%	5.56%	1.29%	0.02%	0.04%	0.04%	2.48%	2.07%	2.27%

Period ended December 31, 2008

Net Assets (in thousands)	$166	$2,063	$238	$9,167	$2,164	$1,234	$214	$35,527	$29,567	$63,433
Units Outstanding (in thousands)	27	305	40	1,374	315	173	34	3,829	2,996	6,345
Investment Income Ratio *	0.49%	2.45%	0.99%	0.01%	1.26%	4.76%	2.56%	0.37%	4.28%	0.53%

Period ended December 31, 2007

Net Assets (in thousands)	n/a	$4,475	n/a	$83	$2,620	$124	$-	$67,327	$21,481	$108,086
Units Outstanding (in thousands)	n/a	358	n/a	8	264	13	-	4,383	1,848	6,946
Investment Income Ratio *	n/a	0.60%	n/a	0.00%	0.06%	0.08%	0.00%	1.89%	3.54%	1.72%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a)	Commencement of operations December 3, 2007.
(b)	Commencement of operations March 31, 2008.
(c)	Commencement of operations October 6, 2008.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio(a)		JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio		JNL/T. Rowe Price Value Portfolio		JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio

Highest expense ratio
Period ended December 31, 2011

Unit Value	$11.058493	$10.930358	$8.599454		$19.069527	$30.888728	$9.733370		$11.039639		$21.264551	$9.684774	$15.759197
Total Return *	-2.19%	-4.77%	-8.01%		-5.04%	-5.31%	-1.42%		-5.52	%***	-0.07%	-3.00%	-5.53%
Ratio of Expenses **	3.06%	3.62%	2.81%		4.00%	4.00%	2.81%		3.60%		3.30%	3.06%	3.62%

Period ended December 31, 2010

Unit Value	$11.306591	$11.477855	$9.348699		$20.082226	$32.621795	$9.873781		$11.685060		$21.280258	$9.984433	$16.682091
Total Return *	7.95%	9.16%	3.18	%***	12.18%	22.85%	-1.10	%***	11.80%		7.23%	-3.01%	9.65%
Ratio of Expenses **	3.06%	3.62%	2.81%		4.00%	4.00%	2.81%		3.595%		3.30%	3.06%	3.62%

Period ended December 31, 2009

Unit Value	$10.474041	$10.514921	$8.799258		$17.901009	$26.554492	$9.897810		$10.451914		$19.845416	$10.294710	$15.213383
Total Return *	15.05%	19.07%	39.41%		37.87%	41.08%	4.03	%***	32.25%		15.80%	-2.87%	19.57%
Ratio of Expenses **	3.06%	3.62%	2.46%		4.00%	4.00%	2.72%		3.595%		3.30%	3.06%	3.62%

Period ended December 31, 2008

Unit Value	$9.103785	$8.831129	$6.311926		$12.984192	$18.822510	$9.489982		$7.903368		$17.137028	$10.598972	$12.723152
Total Return *	-23.61%	-30.08%	-34.62	%***	-45.09%	-42.97%	-6.12	%***	-42.57%		-23.30%	-0.89%	-35.72%
Ratio of Expenses **	3.06%	3.62%	2.46%		4.00%	4.00%	2.56%		3.595%		3.30%	3.06%	3.62%

Period ended December 31, 2007

Unit Value	$11.918026	$12.630402	$10.060337		$23.645204	$33.007381	$10.370787		$13.761959		$22.342118	$10.693817	$19.791966
Total Return *	4.47%	4.77%	0.60	%***	5.77%	12.60%	2.25%		-2.73%		3.99%	1.57%	3.99%
Ratio of Expenses **	3.06%	3.62%	1.82%		4.00%	4.00%	2.47%		3.595%		3.30%	3.06%	3.62%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**	Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
***	Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio		JNL/S&P Total Yield Portfolio(a)		JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio		JNL/T. Rowe Price Value Portfolio	JNL/WMC Balanced Portfolio		JNL/WMC Money Market Portfolio		JNL/WMC Value Portfolio

Lowest expense ratio
Period ended December 31, 2011

Unit Value	$12.606526	$15.237672		$9.164285		$30.892401	$50.039375	$10.663490		$14.769881	$30.154336		$13.196508		$19.896804
Total Return *	-0.41%	-2.44	%***	-6.57%		-2.26%	-2.53%	0.17	%***	-3.14%	2.04%		-1.19%		-3.13%
Ratio of Expenses **	1.25%	1.20%		1.25%		1.10%	1.10%	1.20%		1.10%	1.20%		1.20%		1.10%

Period ended December 31, 2010

Unit Value	$12.658765	$15.521078		$9.808930		$31.605518	$51.340354	$10.620291		$15.249172	$29.551180		$13.354786		$20.539277
Total Return *	9.92%	11.78%		8.71%		15.49%	26.46%	1.66%		14.62%	9.51%		-1.19%		12.45%
Ratio of Expenses **	1.25%	1.25%		1.25%		1.10%	1.10%	1.25%		1.10%	1.20%		1.20%		1.10%

Period ended December 31, 2009

Unit Value	$11.516303	$13.885882		$9.022914		$27.367367	$40.596956	$10.447023		$13.303769	$26.985943		$13.516004		$18.264828
Total Return *	17.15%	21.92%		41.11%		41.92%	45.23%	6.30%		35.59%	-0.06	%***	-1.05%		22.62%
Ratio of Expenses **	1.25%	1.25%		1.25%		1.10%	1.10%	1.25%		1.10%	1.20%		1.20%		1.10%

Period ended December 31, 2008

Unit Value	$9.830150	$11.389116		$6.394459		$19.283022	$27.953583	$9.827941		$9.811921	$22.665125		$13.658998		$14.894958
Total Return *	-22.22%	-28.40%		-32.77	%***	-43.47%	-41.30%	-8.05	%***	-41.12%	-21.71%		0.97%		-34.07%
Ratio of Expenses **	1.25%	1.25%		1.25%		1.10%	1.10%	1.25%		1.10%	1.25%		1.20%		1.10%

Period ended December 31, 2007

Unit Value	$12.638090	$15.907343		$10.063580		$34.112058	$47.618487	$10.566167		$16.664255	$28.949650		$13.527246		$22.593750
Total Return *	6.39%	7.30%		0.64	%***	8.90%	15.93%	3.41%		-0.26%	6.15%		0.24	%***	6.66%
Ratio of Expenses **	1.25%	1.25%		1.40%		1.10%	1.10%	1.35%		1.10%	1.25%		1.20%		1.10%

*
Total return for period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units, inclusion of these expenses in the calculation would result in a reduction in the total return presented.  Total return for portfolios with no investment activity at period end is calculated based on the total return of the underlying mutual fund less expenses that are charged directly to the Separate Account.

**
Annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.

***
Total return is calculated from the effective date through the end of the reporting period. The effective date is the date when the optional benefit in the variable account was elected by a contract owner.

(a)	Commencement of operations December 3, 2007.

JNLNY Separate Account I
Notes to Financial Statements (continued)

Note 7 - Financial Highlights (continued)

	JNL/ S&P Managed Moderate Portfolio	JNL/ S&P Managed Moderate Growth Portfolio	JNL/S&P Total Yield Portfolio(a)	JNL/T. Rowe Price Established Growth Portfolio	JNL/T. Rowe Price Mid-Cap Growth Portfolio	JNL/T. Rowe Price Short-Term Bond Portfolio	JNL/T. Rowe Price Value Portfolio	JNL/WMC Balanced Portfolio	JNL/WMC Money Market Portfolio	JNL/WMC Value Portfolio

Portfolio data
Period ended December 31, 2011

Net Assets (in thousands)	$183,032	$257,461	$3,001	$66,027	$75,215	$20,001	$35,098	$77,021	$40,932	$22,913
Units Outstanding (in thousands)	14,882	17,870	332	2,451	1,676	1,918	2,523	2,739	3,340	1,209
Investment Income Ratio *	1.93%	1.64%	1.24%	0.00%	0.02%	1.24%	1.45%	1.17%	0.00%	1.07%

Period ended December 31, 2010

Net Assets (in thousands)	$146,451	$210,716	$1,933	$54,174	$68,198	$13,770	$30,599	$56,078	$25,381	$19,319
Units Outstanding (in thousands)	11,837	14,293	199	2,000	1,490	1,320	2,126	2,045	2,031	984
Investment Income Ratio *	2.20%	1.37%	1.09%	0.04%	0.19%	1.46%	1.04%	1.44%	0.00%	1.03%

Period ended December 31, 2009

Net Assets (in thousands)	$87,075	$129,482	$754	$38,909	$43,237	$7,691	$24,491	$30,956	$24,500	$13,294
Units Outstanding (in thousands)	7,740	9,880	84	1,719	1,215	749	1,943	1,261	1,961	760
Investment Income Ratio *	1.59%	0.83%	0.01%	0.32%	0.00%	4.06%	1.66%	3.09%	0.16%	1.79%

Period ended December 31, 2008

Net Assets (in thousands)	$43,694	$75,924	$4,842	$20,911	$20,335	$3,960	$17,289	$15,324	$34,271	$8,649
Units Outstanding (in thousands)	4,548	7,111	762	1,395	868	409	1,856	774	2,740	607
Investment Income Ratio *	3.86%	2.22%	4.10%	0.09%	0.00%	4.34%	1.90%	2.61%	2.12%	0.03%

Period ended December 31, 2007

Net Assets (in thousands)	$42,577	$113,848	$-	$37,429	$39,876	$3,611	$31,075	$17,515	$23,711	$13,501
Units Outstanding (in thousands)	3,436	7,642	-	1,503	1,025	344	1,965	724	1,916	621
Investment Income Ratio *	3.07%	2.20%	0.00%	1.05%	1.76%	3.54%	2.18%	2.63%	4.63%	4.05%

*
These amounts represent the dividends, excluding distributions of capital gains, received by the portfolio from the underlying mutual fund divided by the average net assets.  In some instances, the investment income ratio may be rounded to 0.00% even though the portfolio received dividend income from the underlying mutual fund.

(a)	Commencement of operations December 3, 2007.

Independent Auditors’ Report

To the Board of Directors of Jackson National Life Insurance Company of New York and Contract Owners of JNLNY Separate Account I:

We have audited the accompanying statements of assets and liabilities of each of the sub-accounts within JNLNY Separate Account I (Separate Account) as set forth herein as of December 31, 2011, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agent of the underlying mutual fund and other appropriate audit procedures. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each sub-account within JNLNY Separate Account I as set forth herein as of December 31, 2011, the results of their operations for the year or period then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

March 1, 2012
Chicago, Illinois

JACKSON™
NATIONAL LIFE INSURANCE COMPANY
OF NEW YORK

Jackson National Life Insurance Company of New York

Financial Statements

December 31, 2011

Jackson National Life Insurance Company of New York

Index to Financial Statements
December 31, 2011

                      KMPG LLP
                      303 East Wacker Drive
                      Chicago, IL 60601-5212

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of
Jackson National Life Insurance Company of New York:

We have audited the accompanying balance sheets of Jackson National Life Insurance Company of New York (the Company) as of December 31, 2011 and 2010, and the related income statements and statements of stockholder’s equity and comprehensive income, and cash flows for each of the years in the three-year period ended December 31, 2011. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining on a test basis evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Jackson National Life Insurance Company of New York as of December 31, 2011 and 2010, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2011 in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
March 12, 2012
KPMG LLP is a Delaware limited liability partnership,
the U.S. member firm of KPMG International Cooperative
("KPMG International"), a Swiss entity.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Financial Statements

Balance Sheets
(In thousands, except per share information)

	December 31,
Assets	2011	2010
Investments:
Securities available for sale, at fair value:
Fixed maturities (amortized cost: 2011, $1,554,182; 2010, $1,531,774)	$1,666,318	$1,587,407
Trading securities, at fair value	573	431
Policy loans	269	262
Total investments	1,667,160	1,588,100
Cash and cash equivalents	73,287	88,587
Accrued investment income	17,222	16,523
Deferred acquisition costs	263,271	224,796
Deferred sales inducements	11,172	12,526
Receivable for securities sold	40,000	-
Reinsurance recoverable	77,210	32,300
Income taxes receivable from Parent	70,527	65,478
Receivable from Parent	285	2,858
Separate account assets	3,450,977	2,848,302
Total assets	$5,671,111	$4,879,470

Liabilities and Stockholder's Equity
Liabilities
Reserves for future policy benefits and claims payable	$170,173	$54,027
Deposits on investment contracts	1,518,169	1,482,795
Securities lending payable	2,540	9,613
Deferred income taxes, net	44,962	35,350
Other liabilities	18,525	17,451
Separate account liabilities	3,450,977	2,848,302
Total liabilities	5,205,346	4,447,538

Stockholder's Equity
Common stock, $1,000 par value; 2,000 shares
authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	256,000	256,000
Accumulated other comprehensive income, net
of tax of $13,741 in 2011 and $2,836 in 2010	47,150	26,898
Retained earnings	160,615	147,034
Total stockholder's equity	465,765	431,932
Total liabilities and stockholder's equity	$5,671,111	$4,879,470

See accompanying Notes to Financial Statements.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Financial Statements

Income Statements
(In thousands)

	Years Ended December 31,
	2011	2010	2009
Revenues
Fee income	$86,921	$59,419	$36,864
Premium, net of reinsurance	(7,769)	(7,855)	(7,641)
Net investment income	84,154	85,696	81,025
Net realized losses on investments:
Total other-than-temporary impairments	(13,103)	(17,261)	(44,400)
Portion of other-than-temporary impairments included in
other comprehensive income	11,040	7,556	16,002
Net other-than-temporary impairments	(2,063)	(9,705)	(28,398)
Other investment gains (losses)	860	(6,341)	11,859
Total net realized losses on investments	(1,203)	(16,046)	(16,539)
Other income	158	155	177
Total revenues	162,261	121,369	93,886

Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	68,914	6,114	4,821
Interest credited on deposit liabilities, net of deferrals	42,532	40,516	43,499
Operating costs and other expenses, net of deferrals	26,568	19,272	15,203
Amortization of deferred acquisition costs and sales inducement costs	7,673	23,190	25,982
Total benefits and expenses	145,687	89,092	89,505
Pretax income	16,574	32,277	4,381
Income tax expense	2,993	7,754	117
Net income	$13,581	$24,523	$4,264

See accompanying Notes to Financial Statements.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Financial Statements

Statements of Stockholder's Equity and Comprehensive Income
(In thousands)

			Accumulated
		Additional	other		Total
	Common	paid-in	comprehensive	Retained	stockholder's
	stock	capital	income (loss)	earnings	equity
Balances as of December 31, 2008	$2,000	$181,000	$(38,037)	$115,877	$260,840
Comprehensive income:
Net income				4,264	4,264
Net unrealized gains on securities
not other-than-temporarily impaired,
net of tax of $7,868			38,797		38,797
Net unrealized losses on other-than-
temporarily impaired securities,
net of tax benefit of $4,424			(8,215)		(8,215)
Reclassification adjustment
for losses included
in net income, net of tax of $5,031			9,345		9,345
Total comprehensive income (loss)			39,927	4,264	44,191
Capital contribution		75,000			75,000
Cumulative effect of change in
accounting, net			(2,370)	2,370	-
Balances as of December 31, 2009	$2,000	$256,000	$(480)	$122,511	$380,031

Comprehensive income:
Net income				24,523	24,523
Net unrealized gains on securities
not other-than-temporarily impaired,
net of tax of $13,874			25,764		25,764
Net unrealized losses on other-than-
temporarily impaired securities,
net of tax benefit of $2,044			(3,795)		(3,795)
Reclassification adjustment
for losses included
in net income, net of tax of $2,912			5,409		5,409
Total comprehensive income			27,378	24,523	51,901
Balances as of December 31, 2010	$2,000	$256,000	$26,898	$147,034	$431,932

Comprehensive income:
Net income				13,581	13,581
Net unrealized gains on securities
not other-than-temporarily impaired,
net of tax of $14,182			26,337		26,337
Net unrealized losses on other-than-
temporarily impaired securities,
net of tax benefit of $2,968			(5,512)		(5,512)
Reclassification adjustment
for gains included in net income,
net of tax benefit of $309			(573)		(573)
Total comprehensive income			20,252	13,581	33,833
Balances as of December 31, 2011	$2,000	$256,000	$47,150	$160,615	$465,765

See accompanying Notes to Financial Statements.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Financial Statements

Statements of Cash Flows
(In thousands)

	Years Ended December 31,
	2011	2010	2009
Cash flows from operating activities:
Net income	$13,581	$24,523	$4,264
Adjustments to reconcile net income to
net cash provided by operating activities:
Net realized losses on investments	1,203	16,046	16,539
Interest credited on deposit liabilities, gross	42,814	40,921	44,098
Amortization of discount and premium on investments	(840)	459	610
Deferred income tax provision	(1,292)	109	(9,207)
Change in:
Accrued investment income	(699)	(966)	(794)
Deferred sales inducements and acquisition costs	(62,458)	(48,889)	(28,158)
Trading portfolio activity, net	(142)	1,710	832
Income taxes (receivable from) payable to Parent	(5,049)	(6,726)	43,222
Claims payable	7,071	5,454	4,054
Receivable from (payable to) Parent	2,573	(1,214)	(49,034)
Other assets and liabilities, net	24,742	(460)	2,903
Net cash provided by operating activities	21,504	30,967	29,329

Cash flows from investing activities:
Fixed maturities:
Proceeds from sales	224,196	233,634	292,030
Principal repayments, maturities, calls
and redemptions	52,924	90,731	81,991
Purchases	(299,891)	(476,419)	(533,240)
Other investing activities	(7,080)	8,494	(5,181)
Net cash used in investing activities	(29,851)	(143,560)	(164,400)

Cash flows from financing activities:
Policyholders' account balances:
Deposits	1,112,100	1,071,851	792,246
Withdrawals	(381,805)	(302,015)	(376,665)
Net transfers to separate accounts	(737,248)	(667,382)	(416,393)
Capital contribution	-	-	75,000
Net cash (used in) provided by financing activities	(6,953)	102,454	74,188

Net decrease in cash and cash equivalents	(15,300)	(10,139)	(60,883)

Cash and cash equivalents, beginning of year	88,587	98,726	159,609
Cash and cash equivalents, end of year	$73,287	$88,587	$98,726

See accompanying Notes to Financial Statements.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2011

1.	Nature of Operations

Jackson National Life Insurance Company of New York, (the “Company” or “Jackson-NY”) is wholly owned by Jackson National Life Insurance Company (“Jackson” or the “Parent”), a wholly owned subsidiary of Brooke Life Insurance Company (“Brooke Life”), which is ultimately a wholly owned subsidiary of Prudential plc (“Prudential”), London, England.  Jackson-NY is licensed to sell group and individual annuity products (including immediate annuities, deferred fixed annuities and variable annuities), guaranteed investment contracts and individual life insurance products, including variable universal life, in the states of New York, Delaware and Michigan.

2.	Summary of Significant Accounting Policies

Basis of Presentation
The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”).  In 2011, Jackson-NY adopted a revised presentation of the balance sheet and income statement, with prior year amounts being reclassified to conform with the current year presentation with no impact on stockholder’s equity or net income.

The preparation of the financial statements in conformity with GAAP requires the use of estimates and assumptions about future events that affect the amounts reported in the financial statements and the accompanying notes.  Significant estimates or assumptions, as further discussed in the notes, include: 1) valuation of investments, including fair values of securities deemed to be in an illiquid market and the determination of when an impairment is other-than-temporary; 2) assumptions impacting future gross profits, including lapse and mortality rates, expenses, investment returns and policy crediting rates, used in the calculation of amortization of deferred acquisition costs and deferred sales inducements; 3) assumptions used in calculating policy reserves and liabilities, including lapse and mortality rates, expenses and investment returns; 4) assumptions as to future earnings levels being sufficient to realize deferred tax benefits; 5) estimates related to liabilities for lawsuits, contingencies and other accruals; and 6) assumptions and estimates associated with the Company’s tax positions which impact the amount of recognized tax benefits recorded by the Company.  These estimates and assumptions are based on management’s best estimates and judgments.  Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors deemed appropriate.  As facts and circumstances dictate, these estimates and assumptions may be adjusted.  Since future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates.  Changes in those estimates, including those resulting from continuing changes in the economic environment, will be reflected in the financial statements in the periods the estimates are changed.

Changes in Accounting Principles – Adopted in Current Year
In April 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-15, “How Investments Held through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments.” This guidance clarifies that an insurance entity should not consider any separate account interests held for the benefit of policyholders in an investment to be the insurer’s interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation, unless the separate account interests are held for the benefit of a related policyholder, as defined in the Variable Interest Entities Subsections of Subtopic 810-10 and those Subsections require the consideration of related parties.  This accounting guidance was effective on January 1, 2011 and had no impact on the Company’s financial statements.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2011

In January 2010, the FASB issued ASU No. 2010-06, “Improving Disclosures about Fair Value Measurements,” which requires additional disclosures related to transfers between Levels 1 and 2 and for fair value measurement activity in Level 3.  Additional information to be provided includes purchases, sales, issuances, and settlements on a gross basis.  This ASU also clarifies certain other existing disclosure requirements including the level of disaggregation and disclosures around inputs and valuation techniques.  The accounting guidance for new disclosures and clarification of existing disclosures was effective for periods beginning after December 15, 2009 and were included in the Company’s financial statements for the year ending December 31, 2010.  The additional disclosures related to activity in Level 3 are effective for fiscal years beginning after December 15, 2010, and are included herein.

Changes in Accounting Principles – Adopted in Prior Years
On January 1, 2010, the Company adopted ASU No. 2009-16, “Accounting for Transfers of Financial Assets.”  This accounting guidance amends the current guidance on transfers of financial assets by eliminating the qualifying special-purpose entity (“QSPE”) concept, providing certain conditions that must be met to qualify for sale accounting, changing the amount of gain or loss recognized on certain transfers and requiring additional disclosures.  ASU 2009-16 did not have an impact on the Company’s financial statements.

On January 1, 2010, the Company adopted ASU No. 2010-10, “Amendment for Certain Investment Funds,” which provides accounting guidance for determining which enterprise, if any, has a controlling financial interest in a variable interest entity (“VIE”) and requires additional disclosures regarding a company’s involvement in VIEs.  ASU 2010-10 did not have an impact on the Company’s financial statements.

Changes in Accounting Principles – Not Yet Adopted
In December 2011, the FASB issued ASU No. 2011-11, “Balance Sheet: Disclosures about Offsetting Assets and Liabilities,” which requires an entity to disclose information about offsetting and related arrangements.  This guidance is effective for fiscal years beginning after January 1, 2013.  The new disclosures are required to be applied retrospectively for all comparative periods presented.  The Company will adopt this guidance effective January 1, 2013 and include all applicable disclosures.

In June 2011, the FASB issued ASU No. 2011-05, “Presentation of Comprehensive Income,” with an objective of increasing the prominence of items reported in other comprehensive income (“OCI”).  This guidance provides entities with the option to present the total of comprehensive income, the components of net income, and the components of OCI either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  This guidance is applicable retrospectively and is effective for fiscal years beginning after December 15, 2011.  Early adoption is permitted.  The Company will adopt this guidance effective January 1, 2012 and is currently evaluating options for the presentation of comprehensive income upon adoption.

In May 2011, the FASB issued ASU No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards,” which was issued to create a consistent framework for the application of fair value measurement across jurisdictions.  The amendments include wording changes to GAAP in order to clarify the FASB’s intent about the application of existing fair value measurements and disclosure requirements, as well as to change a particular principle or existing requirement for measuring fair value or disclosing information about fair value measurements.  This new guidance is not expected to change which assets and liabilities are to be carried at fair value.  This guidance is applicable prospectively and is effective for fiscal years beginning after December 15, 2011.  Early adoption is prohibited.  The Company will adopt this guidance effective January 1, 2012 and has not yet determined the impact it will have on the Company’s financial statements upon adoption.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2011

In October 2010, the FASB issued ASU No. 2010-26, “Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts.” This guidance clarifies which costs related to the acquisition or renewal of insurance contracts can be deferred by insurance entities.  The guidance also specifies that only costs directly related to the successful acquisition of new or renewal contracts can be capitalized.  All other acquisition related costs should be expensed as incurred.

Jackson-NY will adopt this accounting guidance effective January 1, 2012 on a retrospective basis with restatement of all years presented and a cumulative effect adjustment to opening equity balance at January 1, 2010.  Jackson estimates the restatement will reduce deferred acquisition costs by approximately $27.9 million and reduce stockholder’s equity by approximately $18.0 million, net of tax, at January 1, 2010.

The impact on the income statement is as follows (in thousands):

	Years ended December 31,
	2011	2010
Net income as reported	$13,581	$24,523
Reduced deferrals	(9,646)	(9,760)
Reduced amortization	971	2,287
Tax benefit	3,036	2,616
Net income as adjusted	$7,942	$19,666

Comprehensive Income
Comprehensive income includes all changes in stockholder’s equity (except those arising from transactions with owners/stockholders) and, in the Company’s case, includes net income and net unrealized gains or losses on available for sale securities.

Investments
Fixed maturities consist primarily of bonds and asset-backed securities. Acquisition discounts and premiums on fixed maturities are amortized into investment income through call or maturity dates using the effective interest method.  Discounts and premiums on asset-backed securities are amortized over the estimated redemption period.  Certain asset-backed securities are considered to be other than high quality or otherwise deemed to be high-risk, meaning the Company might not recover substantially all of its recorded investment due to unanticipated prepayment events.  For these securities, changes in investment yields due to changes in estimated future cash flows are accounted for on a prospective basis.  The carrying value of such securities was $34.2 million and $33.2 million at December 31, 2011 and 2010, respectively.

All fixed maturities are classified as available for sale and are carried at fair value.  For declines in fair value considered to be other-than-temporary, an impairment charge reflecting the difference between the amortized cost basis and fair value is included in net realized losses on investments.  If management believes the Company does not intend to sell the security and will not more likely than not be required to sell the security prior to recovery of its amortized cost basis, an amount representing the non-credit related portion of a loss is reclassified out of net realized losses on investments and into other comprehensive income.  In determining whether an other-than-temporary impairment has occurred, and in calculating the non-credit related component of the total impairment loss, the Company considers a number of factors, which are further detailed in Note 4.

During 2009, the Company transferred its equity holdings, consisting of common stocks and preferred stocks, from available for sale to a trading portfolio and recognized a loss of $1.1 million.  At December 31, 2011 and 2010, all equity holdings were classified as trading.  Trading securities are carried at fair value with changes in value included in net investment income.

Policy loans are carried at the unpaid principal balances.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2011

Realized gains and losses on the sale of investments are recognized in net income at the date of sale and are determined using the specific cost identification method.

The changes in unrealized gains and losses on investments which are classified as available for sale, net of tax and the effect of the adjustment for deferred acquisition costs and deferred sales inducements, and the non-credit related portion of other-than-temporary impairment charges, are excluded from net income and included as a component of other comprehensive income and stockholder’s equity.

Embedded Derivatives
Certain guarantees offered in connection with variable annuities issued by the Company, contain embedded derivatives as defined by current accounting guidance.  These derivatives, embedded in certain host liabilities that have been separated for accounting and financial reporting purposes, are carried at fair value.  Embedded derivative results are reported in death, other policy benefits and change in policy reserves.

Cash and Cash Equivalents
Cash and cash equivalents, which primarily include high quality, non-asset-backed commercial paper and money market instruments, are carried at cost or amortized cost.  These investments have original maturities of three months or less and are considered cash equivalents for reporting cash flows.

Deferred Acquisition Costs
Certain costs of acquiring new business, principally commissions and certain costs associated with policy issuance and underwriting, which vary with and are primarily related to the production of new business, are capitalized as deferred acquisition costs.  Deferred acquisition costs are increased by interest thereon and amortized into income in proportion to anticipated premium revenues for traditional life policies and in proportion to estimated gross profits, including realized capital gains and losses and embedded derivative movements, for annuities and interest-sensitive life products.  Due to volatility of certain factors, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period.  In the event of negative amortization, the related deferred acquisition cost balance is capped at the initial amount capitalized, plus interest.  Unamortized deferred acquisition costs are written off when a contract is internally replaced and substantially changed.  A review of assumptions used for estimating future gross profits underlying the amortization of deferred acquisition costs is conducted on an annual basis.  Based on results of the annual review, the deferred acquisition cost balance is adjusted, with an offsetting credit or charge to amortization expense.

As fixed maturities available for sale are carried at fair value, an adjustment is made to deferred acquisition costs equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment, along with the change in fair value of fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income.  Deferred acquisition costs have been decreased by $47.3 million and $23.8 million at December 31, 2011 and 2010, respectively, to reflect this adjustment.

For variable annuity business, the Company employs a mean reversion methodology that is applied with the objective of adjusting the amortization of deferred acquisition costs that would otherwise be highly volatile due to fluctuations in the level of future gross profits arising from changes in equity market levels.  The mean reversion methodology achieves this objective by applying a dynamic adjustment to the level of expectations of short-term future investment returns.  Under the methodology, the projected returns for the next five years are set such that, when combined with the actual returns for the current and preceding two years, the average rate of return over the eight year period is 8.4%, after investment management fees.  The mean reversion methodology does, however, include a cap and a floor of 15% and 0% per annum, respectively, on the projected return for each of the next five years.  Projected returns after the next five years are set at 8.4%.  At December 31, 2010, future projected returns were capped at the 15% level.  By December 31, 2011, projected returns under mean reversion had fallen and were below the 15% cap.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2011

Deferred acquisition costs are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts.  Any amount deemed unrecoverable would be written off with a charge through deferred acquisition costs amortization.  No such write-offs were required for 2011, 2010 and 2009.

 Deferred Sales Inducements
Bonus interest on single premium deferred annuities and contract enhancements on variable annuities are capitalized as deferred sales inducements.  Deferred sales inducements are increased by interest thereon and amortized into income in proportion to estimated gross profits, including realized capital gains and losses and embedded derivative movements.  Due to volatility of certain factors, including realized capital gains and losses and embedded derivative movements, amortization may be a benefit or a charge in any given period.  In the event of negative amortization, the related deferred sales inducements balance is capped at the initial amount capitalized, plus interest.  Unamortized deferred sales inducements are written off when a contract is internally replaced and substantially changed.  A review of assumptions used for estimating future gross profits underlying the amortization of deferred sales inducements is conducted on an annual basis.  Based on results of the annual review, the deferred sales inducement balance is adjusted, with an offsetting credit or charge to amortization expense.

As fixed maturities available for sale are carried at fair value, an adjustment is made to deferred sales inducements equal to the change in amortization that would have occurred if such securities had been sold at their stated fair value and the proceeds reinvested at current yields.  This adjustment, along with the change in fair value of fixed maturities available for sale, net of applicable tax, is credited or charged directly to stockholder’s equity as a component of other comprehensive income.  Deferred sales inducements have been decreased by $4.0 million and $2.1 million at December 31, 2011 and 2010, respectively, to reflect this adjustment.

For variable annuity business, the Company employs the same mean reversion methodology as is employed for deferred acquisition costs as described above.

Deferred sales inducements are reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amounts.  Any amount deemed unrecoverable would be written off with a charge through deferred sales inducements amortization.  No such write-offs were required for 2011, 2010 and 2009.

Actuarial Assumption Changes (Unlocking)
Annually, or as circumstances warrant, the Company conducts a comprehensive review of the assumptions used for its estimates of future gross profits underlying the amortization of deferred acquisition costs and deferred sales inducements, as well as the valuation of the embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.  These assumptions include investment margins, mortality, persistency, rider utilization and policy maintenance expenses.  Based on this review, the cumulative balances of deferred acquisition costs, deferred sales inducements and life and annuity reserves are adjusted with an offsetting benefit or charge to net income.

Reinsurance
The Company enters into ceded reinsurance agreements with other companies in the normal course of business.  Reinsurance agreements are reported on a gross basis on the Company’s balance sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to reinsurers.  Reinsurance ceded premiums and benefits provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premiums and benefits are reported net of insurance ceded.

Federal Income Taxes
The Company files a consolidated federal income tax return with Jackson and Brooke Life.  The Company has entered into a written tax sharing agreement, which is generally based on separate return calculations.  Intercompany balances are settled on a quarterly basis.  The Company is generally no longer subject to U.S. federal, state and local income tax examinations by tax authorities for years prior to 2007.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2011

Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes.  Such temporary differences are principally related to the effects of recording certain invested assets at fair value, the deferral of policy acquisition costs and sales inducements and the provisions for policy reserves and other insurance items.  Deferred tax assets and liabilities are measured using the tax rates expected to be in effect when such benefits are realized.  In accordance with GAAP, Jackson-NY is required to test the value of deferred tax assets for realizability.  Deferred tax assets are reduced by a valuation allowance if, based on the weight of available positive and negative evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized.  In determining the need for a valuation allowance, the Company considers the carryback capacity of losses, reversal of existing temporary differences, estimated future taxable income and tax planning strategies.

The determination of the valuation allowance for Jackson-NY’s deferred tax assets requires management to make certain judgments and assumptions regarding future operations that are based on historical experience and expectations of future performance.  In order to recognize a tax benefit in the financial statements, there must be a greater than fifty percent chance of success with the relevant taxing authority with regard to that tax position.  Management’s judgments are potentially subject to change given the inherent uncertainty in predicting future performance, which is impacted by such factors as policyholder behavior, competitor pricing and other specific industry and market conditions.

The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits as a component of tax expense.

Reserves for Future Policy Benefits and Claims Payable
For traditional life insurance contracts, reserves for future policy benefits are determined using the net level premium method and assumptions as of the issue date or acquisition date as to mortality, interest, persistency and expenses plus provisions for adverse deviations.  Mortality assumptions range from 25% to 160% of the 1975-1980 Basic Select and Ultimate tables depending on policy duration.  Interest rate assumptions range from 3.5% to 6.0%.  Lapse and expense assumptions are based on studies of the Company’s experience in combination with that of its Parent.  See Note 6 for a description of general account reserves related to variable annuity guarantees.

Deposits on investment contracts
For the Company’s interest-sensitive life contracts, liabilities approximate the policyholder’s account value.  For deferred annuities and the fixed option on variable annuity contracts, the liability is the policyholder’s account value.  At December 31, 2011, the Company had interest sensitive life business in force with total account value of $6.8 million, all with a minimum guaranteed interest rate of 4.0% and fixed interest rate annuities of $1.5 billion of account value with minimum guaranteed rates ranging from 1.0% to 3.0% and a 2.53% average guaranteed rate.

Contingent Liabilities
The Company is a party to legal actions and, at times, regulatory investigations.  Given the inherent unpredictability of these matters, it is difficult to estimate their impact on the Company’s financial position.  Amounts related to contingent liabilities are established if it is probable that a loss has been incurred and the amount is reasonably estimable.  It is possible that an adverse outcome in certain of the Company’s contingent liabilities, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company’s financial position.  However, it is the opinion of management that the ultimate disposition of contingent liabilities will not have a material adverse affect on the Company's financial condition or results of operations.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2011

Separate Account Assets and Liabilities
The Company maintains separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  At December 31, 2011 and 2010, the separate account assets and liabilities associated with variable life and annuity contracts, aggregated $3,451.0 million and $2,848.3 million, respectively.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company.  Refer to Note 6 for additional information regarding the Company’s contractual guarantees.  Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the income statements.  Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue.

Revenue and Expense Recognition
Premiums for traditional life insurance are reported as revenues when due.  Benefits, claims and expenses are associated with earned revenues in order to recognize profit over the lives of the contracts.  This association is accomplished through provisions for future policy benefits and the deferral and amortization of acquisition costs.

Deposits on interest-sensitive life products and investment contracts, principally universal and variable universal life contracts and deferred annuities, are treated as policyholder deposits and excluded from revenue.  Revenues consist primarily of investment income and charges assessed against the policyholder’s account value for mortality charges, surrenders, variable annuity benefit guarantees and administrative expenses. Surrender benefits are treated as repayments of the policyholder account.  Annuity benefit payments are treated as reductions to the policyholder account.  Death benefits in excess of the policyholder account are recognized as an expense when incurred.  Expenses consist primarily of the interest credited to policyholder deposits.  Underwriting and other acquisition expenses are associated with gross profit in order to recognize profit over the life of the business.  This is accomplished through deferral and amortization of acquisition costs and sales inducements.  Expenses not related to policy acquisition are recognized when incurred.

Investment income is not accrued on securities in default and otherwise where the collection is uncertain.  Receipts of interest on such securities are generally used to reduce the cost basis of the securities.

Subsequent Events
The Company has evaluated events through March 12, 2012, which is the date the financial statements were available to be issued.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2011

3.    Fair Value Measurements

The following chart summarizes the fair value and carrying value of Jackson-NY’s financial instruments (in thousands).

	December 31, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets
Cash and short-term investments	$73,287	$73,287	$88,587	$88,587
Fixed maturities	1,666,318	1,666,318	1,587,407	1,587,407
Trading securities	573	573	431	431
Policy loans	269	201	262	194
GMIB reinsurance recoverable	22,145	22,145	6,980	6,980
Separate account assets	3,450,977	3,450,977	2,848,302	2,848,302

Liabilities
Reserves for future policy benefits
and claims payable (1)	$1,554,452	$1,202,691	$1,441,217	$1,115,377
Separate account liabilities	3,450,977	3,450,977	2,848,302	2,848,302

(1) - Annuity reserves represent only the components of deposits on investment contracts that are considered to be financial instruments and includes the applicable guaranteed benefit liabilities. GMWB reserves are presented net of reinsurance ceded to Jackson to illustrate the net effect on Jackson-NY's results.

Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information.  Jackson-NY utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.  All assets and liabilities measured at fair value are required to be classified into one of the following categories:

Level 1
Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.  Level 1 securities include U.S. Treasury securities and exchange traded equity securities.

Level 2
Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.  Most fixed maturity securities that are model priced using observable inputs are classified within Level 2.

Level 3
Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Embedded derivative instruments that are valued using unobservable inputs are included in Level 3.  Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment may be used to determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. As a result, both observable and unobservable inputs may be used in the determination of fair values that the Company has classified within Level 3.

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices, where available. The Company may also determine fair value based on estimated future cash flows discounted at the appropriate current market rate.  When appropriate, fair values reflect adjustments for counterparty credit quality, the Company’s credit standing, liquidity and risk margins on unobservable inputs.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2011

Where quoted market prices are not available, fair value estimates are made at a point in time, based on relevant market data, as well as the best information about the individual financial instrument.  At times, illiquid market conditions may result in inactive markets for certain of the Company’s financial instruments.  In such instances, there is generally no or limited observable market data for these assets and liabilities.  Fair value estimates for financial instruments deemed to be in an illiquid market are based on judgments regarding current economic conditions, liquidity discounts, currency, credit and interest rate risks, loss experience and other factors.  These fair values are estimates and involve considerable uncertainty and variability as a result of the inputs selected and may differ materially from the values that would have been used had an active market existed.  As a result of market inactivity, such calculated fair value estimates may not be realizable in an immediate sale or settlement of the instrument.  In addition, changes in the underlying assumptions used in the fair value measurement technique could significantly affect these fair value estimates.

The following is a discussion of the methodologies used to determine fair values of the financial instruments listed in the above table.

Fixed Maturity and Trading Securities
The fair values for fixed maturity and trading securities are determined by management using information available from independent pricing services, broker-dealer quotes, or internally derived estimates. Priority is given to publicly available prices from independent sources, when available.  Securities for which the independent pricing service does not provide a quotation are either submitted to independent broker-dealers for prices or priced internally. Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, credit spreads, liquidity premiums, and/or estimated cash flows based on default and prepayment assumptions.

As a result of typical trading volumes and the lack of specific quoted market prices for most fixed maturities, independent pricing services will normally derive the security prices through recently reported trades for identical or similar securities, making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the independent pricing services and brokers may use matrix or pricing model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at relevant market rates.  Certain securities are priced using broker-dealer quotes, which may utilize proprietary inputs and models.  Additionally, the majority of these quotes are non-binding.

Included in the pricing of asset-backed securities are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment assumptions believed to be relevant for the underlying collateral.  Actual prepayment experience may vary from these estimates.

Internally derived estimates may be used to develop a fair value for securities for which the Company is unable to obtain either a reliable price from an independent pricing service or a suitable broker-dealer quote. These estimates may incorporate Level 2 and Level 3 inputs and are generally derived using expected future cash flows, discounted at market interest rates available from market sources based on the credit quality and duration of the instrument to determine fair value.  For securities that may not be reliably priced using these internally developed pricing models, a fair value may be estimated using indicative market prices.  These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable or corroborated by market observable information, and, therefore, are considered to be Level 3 inputs.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2011

The Company performs a monthly analysis on the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value.  This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals.  Examples of procedures performed include, but are not limited to, initial and on-going review of third party pricing service methodologies, review of pricing statistics and trends, back testing recent trades and monitoring of trading volumes.  In addition, the Company considers whether prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models, which are developed based on spreads and, when available, market indices.  As a result of this analysis, if the Company determines there is a more appropriate fair value based upon the available market data, the price received from the third party may be adjusted accordingly.

For those securities that were internally valued at December 31, 2011 and 2010, an internally developed model was used to determine the fair value.  The pricing model used by the Company utilizes current spread levels of similarly rated securities to determine the market discount rate for the security.  Furthermore, appropriate risk premiums for illiquidity and non-performance are incorporated in the discount rate.  Cash flows, as estimated by the Company using issuer-specific default statistics and prepayment assumptions, are discounted to determine an estimated fair value.

On an ongoing basis, the Company reviews the independent pricing services’ valuation methodologies and related inputs, and evaluates the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy distribution based upon trading activity and the observability of market inputs. Based on the results of this evaluation, each price is classified into Level 1, 2, or 3. Most prices provided by independent pricing services, including broker quotes, are classified into Level 2 due to their use of market observable inputs.

Policy Loans
Fair values are determined using projected future cash flows, based on assumptions as to expected mortality and lapse rates, and discounted at the rate that would be required to transfer the asset to a willing third party.

Separate Account Assets and Liabilities
Separate account assets are invested in mutual funds, which are categorized as Level 1 assets.  The value of separate account liabilities are set equal to the value of separate account assets under GAAP.

Annuity Reserves
Fair values for immediate annuities without mortality features are derived by discounting the future estimated cash flows using current market interest rates for similar maturities.  Fair values for deferred annuities are determined using projected future cash flows discounted at the rate that would be required to transfer the liability to a willing third party.

Certain Guaranteed Benefits
Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, and income benefits.  Certain benefits, primarily non-life contingent guaranteed minimum withdrawal benefits (“GMWB”) and the reinsured portion of the Company’s guaranteed minimum income benefits (“GMIB”), are recorded at fair value.  Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits.

Non-life contingent GMWBs are recorded at fair value with changes in fair value recorded in death, other policy benefits and change in policy reserves. The fair value of the reserve is based on the expectations of future benefit payments and future fees associated with the benefits.  At the inception of the contract, the Company attributes to the derivative a portion of total fees collected from the contract holder, which is then held static in future valuations.  Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract.  In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions.  The difference between each of the two components represents the fair value of the embedded derivative.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2011

Jackson-NY’s GMIB book is reinsured through an unrelated party and, due to the net settlement provisions of the reinsurance agreement, this contract meets the definition of a freestanding derivative.  Accordingly, the GMIB reinsurance agreement is recorded at fair value, with changes in fair value recorded in death, other policy benefits and change in policy reserves.  Due to the inability to economically reinsure or hedge new issues of the GMIB, the Company discontinued offering the benefit in 2009.

Fair values for GMWB embedded derivatives, as well as GMIB reinsured recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.  The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts.  Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations concerning policyholder behavior.  Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates.  The more significant actuarial assumptions include benefit utilization by policyholders under varying conditions, persistency, mortality, and withdrawal rates.  Because of the dynamic and complex nature of these cash flows, best estimate assumptions, plus risk margins, and a stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates are used.

At each valuation date, the Company assumes expected returns based on LIBOR swap rates as of that date to determine the value of expected future cash flows produced in the stochastic process.  Volatility assumptions are based on a weighting of available market data for implied market volatility for durations up to 10 years, at which point the projected volatility is held constant.  Additionally, non-performance risk is incorporated into the calculation through the use of discount rates based on a AA corporate credit curve as an approximation of Jackson-NY’s own credit risk.  Other risk margins, particularly for policyholder behavior, are also incorporated into the model through the use of best estimate assumptions, plus a risk margin.  Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience and that of its Parent.

As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment.  Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance.  However, the ultimate settlement amount of the liability, which is currently unknown, could likely be significantly different than the fair value.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2011

Financial Instruments Measured at Fair Value on a Recurring Basis
The following table presents the Company’s assets and liabilities that are carried at fair value by hierarchy levels (in thousands):

December 31, 2011
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$86,872	$86,872	$-	$-
Public utilities	75,513	-	75,513	-
Corporate securities	1,075,315	-	1,075,315	-
Residential mortgage-backed	127,660	-	127,660	-
Commercial mortgage-backed	228,674	-	228,674	-
Other asset-backed securities	72,284	-	72,284	-
Trading securities	573	573	-	-
GMIB reinsurance recoverable	22,145	-	-	22,145
Separate account assets (1)	3,450,977	3,450,977	-	-
Total	$5,140,013	$3,538,422	$1,579,446	$22,145

Liabilities
GMWB reserves (2)	$79,784	$-	$-	$79,784
Separate account liabilities	3,450,977	3,450,977	-	-
Total	$3,530,761	$3,450,977	$-	$79,784

December 31, 2010
	Total	Level 1	Level 2	Level 3
Assets
Fixed maturities
Government securities	$119,551	$119,551	$-	$-
Public utilities	82,783	-	82,783	-
Corporate securities	940,932	-	940,932	-
Residential mortgage-backed	141,026	-	141,026	-
Commercial mortgage-backed	219,977	-	219,977	-
Other asset-backed securities	83,138	-	83,138	-
Trading securities	431	431	-	-
GMIB reinsurance recoverable	6,980	-	-	6,980
Separate account assets (1)	2,848,302	2,848,302	-	-
Total	$4,443,120	$2,968,284	$1,467,856	$6,980

Liabilities
GMWB reserves (2)	$692	$-	$-	$692
Separate account liabilities	2,848,302	2,848,302	-	-
Total	$2,848,994	$2,848,302	$-	$692

(1) Pursuant to ASC 944-80, the value of the separate account liabilities is set equal to the value of the separate account assets.
(2) GMWB reserves are presented net of reinsurance ceded to Jackson to illustrate the net effect on Jackson-NY's results.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2011

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)
The tables below provide rollforwards for 2011 and 2010 of the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement.  Gains and losses in the table below include changes in fair value due partly to observable and unobservable factors. Additionally, the Company’s policy for determining and disclosing transfers between levels is to recognize transfers using the beginning of period balances.

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2011	Income	Income	Settlements	of Level 3	2011
Assets
Fixed maturities
Corporate securities	$-	$6	$-	$(6)	$-	$-
GMIB reinsurance recoverable	6,980	15,165	-	-	-	22,145

Liabilities
GMWB reserves	$(692)	$(79,092)	$-	$-	$-	$(79,784)

		Total Realized/Unrealized Gains (Losses) Included in
				Purchases,
	Fair Value			Sales,		Fair Value
	as of		Other	Issuances	Transfers in	as of
	January 1,	Net	Comprehensive	and	and/or out	December 31,
(in thousands)	2010	Income	Income	Settlements	of Level 3	2010
Assets
Fixed maturities
Corporate securities	$7,604	$-	$-	$-	$(7,604)	$-
Commercial mortgage-backed	4,480	(156)	2,144	(5,349)	(1,119)	-
Other asset-backed securities	30,949	(436)	1,595	(4,977)	(27,131)	-
GMIB reinsurance recoverable	7,754	(774)	-	-	-	6,980

Liabilities
GMWB reserves	$(2,054)	$1,362	$-	$-	$-	$(692)

The components of the amounts included in purchases, issuances and settlements at December 31, 2011 shown above are as follows:

(in thousands)	Purchases	Sales	Issuances	Settlements	Total
Assets
Fixed maturities
Corporate securities	$-	$(6)	$-	$-	$(6)
Total	$-	$(6)	$-	$-	$(6)

Upon adoption of ASC 820-10, certain broker priced assets were classified as Level 3 holdings as a result of illiquidity in the market and the resultant lack of observability into the assumptions used to produce those fair values.  During 2010, as a result of changes in the level of observability of these inputs, Jackson-NY determined that these assets would be more appropriately categorized in Level 2.  As a result, Jackson-NY transferred securities with an amortized cost and fair value of $54.9 million and $35.9 million, respectively, from Level 3 to Level 2 during 2010.  For the year ended December 31, 2011, there were no transfers into Level 3 and there were no transfers between Level 1 and 2 of the fair value hierarchy.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2011

The portion of gains (losses) included in net income or other comprehensive income attributable to the change in unrealized gains and losses on Level 3 financial instruments still held at December 31, 2011 and 2010, was as follows (in thousands):

	2011	2010
Assets
GMIB reinsurance recoverable	$15,165	$(774)

Liabilities
GMWB reserves	$(79,092)	$1,362

4.	Investments

Investments are comprised primarily of fixed-income securities, primarily publicly traded industrial, utility and government bonds and asset-backed securities.  Asset-backed securities include mortgage-backed and other structured securities.  The Company generates the majority of its general account deposits from interest-sensitive individual annuity contracts and life insurance products on which it has committed to pay a declared rate of interest.  The Company's strategy of investing in fixed-income securities aims to ensure matching of the asset yield with the amounts credited to the interest-sensitive liabilities and to earn a stable return on its investments.

Fixed Maturities
The following table sets forth fixed maturities at December 31, 2011, classified by rating categories as assigned by nationally recognized statistical rating organizations (“NRSRO”), the National Association of Insurance Commissioners (“NAIC”), or if not rated by such organizations, the Company’s affiliated investment advisor.  At December 31, 2011, the carrying value of investments rated by the Company’s affiliated investment advisor totaled $9.9 million.  For purposes of the table, if not otherwise rated higher by a NRSRO, NAIC Class 1 investments are included in the A rating, Class 2 in BBB, Class 3 in BB and Classes 4 through 6 in B and below.

Percent of Total
Fixed Maturities
Investment Rating	December 31, 2011
AAA	22.9%
AA	8.1%
A	32.2%
BBB	32.3%
Investment grade	95.5%
BB	2.2%
B and below	2.3%
Below investment grade	4.5%
Total fixed maturities	100.0%

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2011

At December 31, 2011, based on ratings by NRSROs, of the total carrying value of fixed maturities in an unrealized loss position, 65% were investment grade, 23% were below investment grade and 12% were not rated.  Unrealized losses on fixed maturities that were below investment grade or not rated represented approximately 68% of the aggregate gross unrealized losses on available for sale fixed maturities.

Corporate securities in an unrealized loss position were diversified across industries. As of December 31, 2011, the industries accounting for the larger percentage of unrealized losses included banking/finance (3.8% of fixed maturities gross unrealized losses) and insurance (0.8%).  The largest unrealized loss related to a single corporate obligor was $0.4 million at December 31, 2011.

The amortized cost, gross unrealized gains and losses, fair value and non-credit OTTI of available for sale fixed maturities were as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2011	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
Government securities	$78,589	$8,283	$-	$86,872	$-
Public utilities	67,200	8,323	10	75,513	-
Corporate securities	987,695	89,463	1,843	1,075,315	(59)
Residential mortgage-backed	137,132	3,899	13,371	127,660	(7,957)
Commercial mortgage-backed	207,902	25,351	4,579	228,674	(1,733)
Other asset-backed securities	75,664	771	4,151	72,284	(740)
Total fixed maturities	$1,554,182	$136,090	$23,954	$1,666,318	$(10,489)

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	Non-credit
December 31, 2010	Cost	Gains	Losses	Value	OTTI (1)
Fixed Maturities
Government securities	$119,250	$1,051	$750	$119,551	$-
Public utilities	78,775	4,343	335	82,783	-
Corporate securities	883,563	61,112	3,743	940,932	(18)
Residential mortgage-backed	159,026	2,343	20,343	141,026	(10,102)
Commercial mortgage-backed	203,465	21,139	4,627	219,977	(2,048)
Other asset-backed securities	87,695	1,494	6,051	83,138	(687)
Total fixed maturities	$1,531,774	$91,482	$35,849	$1,587,407	$(12,855)

(1) Represents the amount of cumulative non-credit OTTI gains (losses) recognized in other comprehensive income for securities on which credit impairments have been recorded.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2011

The amortized cost, gross unrealized gains and losses, and fair value of fixed maturities at December 31, 2011, by contractual maturity, are shown below (in thousands).  Expected maturities may differ from contractual maturities where securities can be called or prepaid with or without early redemption penalties.

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Due in 1 year or less	$75,972	$1,295	$-	$77,267
Due after 1 year through 5 years	258,477	18,315	320	276,472
Due after 5 years through 10 years	690,211	69,730	1,474	758,467
Due after 10 years through 20 years	82,775	11,170	-	93,945
Due after 20 years	26,049	5,559	59	31,549
Residential mortgage-backed	137,132	3,899	13,371	127,660
Commercial mortgage-backed	207,902	25,351	4,579	228,674
Other asset-backed securities	75,664	771	4,151	72,284
Total	$1,554,182	$136,090	$23,954	$1,666,318

U.S. Treasury securities with a carrying value of $560 thousand and $505 thousand at December 31, 2011 and 2010, respectively, were on deposit with the state of New York as required by state insurance law.

At December 31, 2011, the Company had less than $1 thousand of amortized cost and carrying value of fixed maturities in default that were anticipated to be income producing when purchased.  The amortized cost and carrying value of fixed maturities that have been non-income producing for the 12 months preceding December 31, 2011 were less than $1 thousand, and for the 12 months preceding December 31, 2010 were zero and $3 thousand, respectively.

Residential mortgage-backed securities (“RMBS”) include certain RMBS which are collateralized by residential mortgage loans and are neither explicitly nor implicitly guaranteed by U.S. government agencies (“non-agency mortgage-backed securities”).  The Company’s non-agency mortgage-backed securities include investments in securities backed by prime, Alt-A, and subprime loans as follows (in thousands):

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2011	Cost	Gains	Losses	Value

Prime	$35,268	$68	$3,299	$32,037
Alt-A	24,437	194	2,592	22,039
Subprime	22,628	5	7,480	15,153
Total non-agency RMBS	$82,333	$267	$13,371	$69,229

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
December 31, 2010	Cost	Gains	Losses	Value

Prime	$46,312	$187	$7,470	$39,029
Alt-A	32,258	61	5,539	26,780
Subprime	21,664	73	7,143	14,594
Total non-agency RMBS	$100,234	$321	$20,152	$80,403

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2011

The Company defines its exposure to non-agency residential mortgage loans as follows.  Prime loan-backed securities are collateralized by mortgage loans made to the highest rated borrowers.  Alt-A loan-backed securities are collateralized by mortgage loans made to borrowers who lack credit documentation or necessary requirements to obtain prime borrower rates.  Subprime loan-backed securities are collateralized by mortgage loans made to borrowers that have a FICO score of 680 or lower.  36% of the Company’s investments in Alt-A related mortgage-backed securities are rated investment grade by at least one NRSRO.  13% of the Company’s investments in subprime related mortgage-backed securities are rated triple-A by at least one NRSRO.  In 2011, the Company recorded other-than-temporary impairment charges of $0.5 million, $0.8 million and $0.5 million, on securities backed by prime, Alt-A and subprime, respectively.  In 2010, the Company recorded other-than-temporary impairment charges of $0.5 million, $2.9 million and $1.2 million, on securities backed by prime, Alt-A and subprime, respectively.  In 2009, the Company recorded other-than-temporary impairment charges of $20.0 million, $6.0 million and $0.6 million, on securities backed by prime, Alt-A and subprime, respectively.

Asset-backed securities also include investments in securities which are collateralized by commercial mortgage loans (“CMBS”).  At December 31, 2011, the amortized cost and fair value of the Company’s investment in CMBS are $207.9 million and $228.7 million, respectively, of which 99% were rated investment grade by at least one NRSRO.  In 2011, the Company recorded other-than-temporary impairment charges of $0.2 million on CMBS.  In 2010, the Company recorded other-than-temporary impairment charges of $2.8 million on CMBS.  No other-than-temporary impairment charges were recorded on CMBS during 2009.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2011

The following table shows the number of securities, fair value and the related amount of gross unrealized losses aggregated by investment category and length of time that individual fixed maturities have been in a continuous loss position (in thousands, except number of securities):

	December 31, 2011			December 31, 2010
	Less than 12 months			Less than 12 months
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Government securities	$-	$-	-	$750	$19,206	2
Public utilities	10	490	1	335	9,564	5
Corporate securities	1,636	50,958	28	3,585	105,248	58
Residential mortgage-backed	8,685	28,488	14	391	11,054	3
Commercial mortgage-backed	-	-	-	151	5,560	4
Other asset-backed securities	882	16,053	16	94	11,983	8
Total temporarily impaired
securities	$11,213	$95,989	59	$5,306	$162,615	80

	12 months or longer			12 months or longer
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Government securities	$-	$-	-	$-	$-	-
Public utilities	-	-	-	-	-	-
Corporate securities	207	9,780	4	158	9,854	3
Residential mortgage-backed	4,686	26,532	25	19,952	69,898	32
Commercial mortgage-backed	4,579	3,221	3	4,476	3,634	3
Other asset-backed securities	3,269	18,027	15	5,957	22,494	21
Total temporarily impaired
securities	$12,741	$57,560	47	$30,543	$105,880	59

	Total			Total
	Gross			Gross
	Unrealized	Fair	# of	Unrealized	Fair	# of
	Losses	Value	securities	Losses	Value	securities
Fixed Maturities
Government securities	$-	$-	-	$750	$19,206	2
Public utilities	10	490	1	335	9,564	5
Corporate securities	1,843	60,738	32	3,743	115,102	61
Residential mortgage-backed	13,371	55,020	39	20,343	80,952	35
Commercial mortgage-backed	4,579	3,221	3	4,627	9,194	7
Other asset-backed securities	4,151	34,080	31	6,051	34,477	29
Total temporarily impaired
securities	$23,954	$153,549	106	$35,849	$268,495	139

Other-Than-Temporary Impairments on Available For Sale Securities
The Company periodically reviews its available for sale fixed maturities on a case-by-case basis to determine if any decline in fair value to below cost or amortized cost is other-than-temporary.  Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss and the reasons for the decline in value, and expectations for the amount and timing of a recovery in fair value.

Securities the Company determines are underperforming or potential problem securities are subject to regular review. To facilitate the review, securities with significant declines in value, or where other objective criteria evidencing credit deterioration have been met, are included on a watch list. Among the criteria for securities to be included on a watch list are: credit deterioration that has led to a significant decline in fair value of the security; a significant covenant related to the security has been breached; or an issuer has filed or indicated a possibility of filing for bankruptcy, has missed or announced it intends to miss a scheduled interest or principal payment, or has experienced a specific material adverse change that may impair its creditworthiness.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2011

In performing these reviews, the Company considers the relevant facts and circumstances relating to each investment and exercises considerable judgment in determining whether a security is other-than-temporarily impaired. Assessment factors include judgments about an obligor’s current and projected financial position, an issuer’s current and projected ability to service and repay its debt obligations, the existence of, and realizable value of, any collateral backing the obligations and the macro-economic and micro-economic outlooks for specific industries and issuers.  This assessment may also involve assumptions regarding underlying collateral such as prepayment rates, default and recovery rates, and third-party servicing capabilities.

Among the specific factors considered are whether the decline in fair value results from a change in the credit quality of the security itself, or from a downward movement in the market as a whole, and the likelihood of recovering the carrying value based on the near-term prospects of the issuer.  Unrealized losses that are considered to be primarily the result of market conditions (e.g., increases in interest rates, temporary market illiquidity or volatility or industry-related events) are usually determined to be temporary, and where the Company also believes there exists a reasonable expectation for recovery in the near term.  To the extent that factors contributing to impairment losses recognized affect other investments, such investments are also reviewed for other-than-temporary impairment and losses are recorded when appropriate.

In addition to the review procedures described above, investments in asset-backed securities where market prices are depressed are subject to a review of their future estimated cash flows, including expected and stress case scenarios, to identify potential shortfalls in contractual payments.  These estimated cash flows are developed using available performance indicators from the underlying assets including current and projected default or delinquency rates, levels of credit enhancement, current subordination levels, vintage, expected loss severity and other relevant characteristics.  These estimates reflect a combination of data derived by third parties and internally developed assumptions.  Where possible, this data is benchmarked against third-party sources.

Even in the case of severely depressed market values on asset-backed securities, the Company places significant reliance on the results of its cash flow testing and its lack of an intent to sell these securities until their fair values recover when reaching other-than-temporary impairment conclusions with regard to these securities.  Other-than-temporary impairment charges are recorded on asset-backed securities when the Company forecasts a contractual payment shortfall.

Jackson-NY recognizes other-than-temporary impairments on debt securities in an unrealized loss position when any one of the following circumstances exist:

•	The Company does not expect full recovery of the amortized cost based on the discounted cash flows estimated to be collected;
•	The Company intends to sell a security; or,
•	It is more likely than not that the Company will be required to sell a security prior to recovery.

For mortgage-backed securities, credit impairment is assessed using a cash flow model that estimates the cash flows on the underlying mortgages, using the security-specific collateral characteristics and transaction structure.  The model estimates cash flows from the underlying mortgage loans and distributes those cash flows to various tranches of securities, considering the transaction structure and any subordination and credit enhancements existing in that structure.  The cash flow model incorporates actual cash flows on the mortgage-backed securities through the current period and then projects the remaining cash flows using a number of assumptions, including prepayment speeds, default rates and loss severity.

Specifically for Prime and Alt-A RMBS, the default percentage is dependent on the severity of delinquency status, with foreclosures and real estate owned receiving higher rates, but also includes the currently performing loans.  As of December 31, 2011 and 2010, default rates for delinquent loans ranged from 15% to 100%.  At December 31, 2011 and 2010, loss severities were applied to generate and analyze cash flows of each bond and ranged from 30% to 65% and 30% to 62.5%, respectively.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2011

These estimates reflect a combination of data derived by third-parties and internally developed assumptions.  Where possible, this data is benchmarked against other third-party sources.  In addition, these estimates are extrapolated along a default timing curve to estimate the total lifetime pool default rate.

Other-than-temporary impairments are calculated as the difference between amortized cost and fair value.   For other-than-temporarily impaired securities where Jackson-NY does not intend to sell the security and for which it is not more likely than not that Jackson-NY will be required to sell the security prior to recovery, total other-than-temporary impairments are reduced by the non-credit portion of the other-than-temporary impairments, which are recognized in other comprehensive income.  The resultant net other-than-temporary impairments recorded in net income reflect the credit loss on the other-than-temporarily impaired securities.  The amortized cost of the other-than-temporarily impaired securities is reduced by the amount of this credit loss.

For securities that were deemed to be other-than-temporarily impaired and for which a non-credit loss was recorded in other comprehensive income, the amount recorded as an unrealized gain (loss) represents the difference between the fair value and the new amortized cost basis of the securities.  The unrealized gain (loss) on other-than-temporarily impaired securities is recorded in other comprehensive income.

The following table summarizes net realized investment losses for the periods indicated (in thousands):

	Years Ended December 31,
	2011	2010	2009
Available-for-sale securities
Realized gains on sale	$3,966	$10,273	$14,584
Realized losses on sale	(3,106)	(16,614)	(1,614)
Impairments:
Total other-than-temporary impairments	(13,103)	(17,261)	(44,400)
Portion of other-than-temporary impairments
included in other comprehensive income	11,040	7,556	16,002
Net other-than-temporary impairments	(2,063)	(9,705)	(28,398)
Transfer to trading portfolio	-	-	(1,111)
Net realized losses on investments	$(1,203)	$(16,046)	$(16,539)

The aggregate fair value of securities sold at a loss for the years ended December 31, 2011, 2010 and 2009 was $17.4 million, $72.7 million and $19.0 million, respectively, which was approximately 85%, 81% and 92% of book value, respectively.

The following summarizes the current year activity for credit losses recognized in net income on debt securities where an other-than-temporary impairment was identified and the non-credit portion of the other-than-temporary impairment was included in other comprehensive income (in thousands):

	Years Ended December 31,
	2011	2010
Cumulative credit loss beginning balance	$16,808	$32,397
Additions:
New credit losses	538	6,040
Incremental credit losses	1,525	3,665
Reductions:
Securities sold, paid down or disposed of	(9,352)	(25,294)
Cumulative credit loss ending balance	$9,519	$16,808

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2011

There are inherent uncertainties in assessing the fair values assigned to the Company’s investments and in determining whether a decline in fair value is other-than-temporary. The Company’s reviews of net present value and fair value involve several criteria including economic conditions, credit loss experience, other issuer-specific developments and estimated future cash flows. These assessments are based on the best available information at the time. Factors such as market liquidity, the widening of bid/ask spreads and a change in the cash flow assumptions can contribute to future price volatility. If actual experience differs negatively from the assumptions and other considerations used in the financial statements, unrealized losses currently reported in accumulated other comprehensive income may be recognized in the income statements in future periods.

The Company currently has no intent to sell securities with unrealized losses considered to be temporary until they mature or recover in value and believes that it has the ability to do so.  However, if the specific facts and circumstances surrounding an individual security, or the outlook for its industry sector change, the Company may sell the security prior to its maturity or recovery and realize a loss.

Securities Lending
The Company has entered into a securities lending agreement with an agent bank whereby blocks of securities are loaned to third parties, primarily major brokerage firms.  As of December 31, 2011 and 2010, the estimated fair value of loaned securities was $2.5 million and $9.4 million, respectively.  The agreement requires a minimum of 102 percent of the fair value of the loaned securities to be held as collateral, calculated on a daily basis.  To further minimize the credit risks related to this program, the financial condition of counterparties is monitored on a regular basis.  At December 31, 2011 and 2010, cash collateral received in the amount of $2.5 million and $9.6 million, respectively, was invested by the agent bank and included in cash and cash equivalents of the Company.  A securities lending payable is included in liabilities for the amount of cash collateral received.

Securities lending transactions are used to generate income.  Income and expenses associated with these transactions are reported as net investment income.

5.     Deferred Policy Acquisition Costs and Deferred Sales Inducement Costs

The balances of and changes in deferred policy acquisition costs, as of and for the years ended December 31, were as follows (in thousands):

	2011	2010	2009
Balance, beginning of year	$224,796	$214,332	$251,829
Deferrals of acquisition costs	65,760	67,014	49,272
Amortization related to:
Operations	(4,023)	(23,320)	(25,278)
Net realized losses	259	3,375	3,191
Total amortization	(3,764)	(19,945)	(22,087)
Unrealized investment gains	(23,531)	(36,615)	(64,504)
Other	10	10	(178)
Balance, end of year	$263,271	$224,796	$214,332

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2011

The balances of and changes in deferred sales inducement costs, as of and for the years ended December 31, were as follows (in thousands):

	2011	2010	2009
Balance, beginning of year	$12,526	$14,084	$19,834
Deferrals of sales inducements	4,371	5,065	4,868
Amortization related to:
Operations	(3,929)	(3,517)	(4,180)
Net realized losses	20	272	285
Total amortization	(3,909)	(3,245)	(3,895)
Unrealized investment gains	(1,816)	(3,378)	(6,911)
Other	-	-	188
Balance, end of year	$11,172	$12,526	$14,084

6.     Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (variable contracts with guarantees) either a) return of no less than total deposits made to the contract adjusted for any partial withdrawals, b) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return, or c) the highest contract value on a specified anniversary date adjusted for any withdrawals following the contract anniversary.  These guarantees include benefits that are payable in the event of death (GMDB), annuitization (GMIB) or at specified dates during the accumulation period (GMWB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities.  Liabilities for guaranteed benefits are general account obligations and are reported in reserves for future policy benefits and claims payable.  Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue.  Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves in the income statement.  Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the income statements.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2011

At December 31, 2011 and 2010, the Company provided variable annuity contracts with guarantees, for which the net amount at risk is the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

December 31, 2011
	Minimum Return	Account Value	Net Amount at Risk	Weighted Average Attained Age	Average Period until Expected Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$2,637.5	$147.5	63.8 years
GMWB - Premium only	0%	275.0	20.5
GMWB - For life	0-5%*	148.9	51.5
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		812.8	141.6	64.1 years
GMWB - Highest anniversary only		201.6	46.8
GMWB - For life		60.2	16.7
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMIB	0-6%	118.1	43.2		4.1 years
GMWB - For life	0-8%*	2,150.9	212.8

December 31, 2010
	Minimum Return	Account Value	Net Amount at Risk	Weighted Average Attained Age	Average Period until Expected Annuitization
Return of net deposits plus a minimum return
GMDB	0%	$2,067.1	$79.0	63.7 years
GMWB - Premium only	0%	323.2	14.4
GMWB - For life	0-5%*	164.2	40.7
Highest specified anniversary account value minus
withdrawals post-anniversary
GMDB		780.5	111.5	64.1 years
GMWB - Highest anniversary only		219.8	37.4
GMWB - For life		69.9	15.0
Combination net deposits plus minimum return, highest
specified anniversary account value minus
withdrawals post-anniversary
GMIB	0-6%	140.4	34.1		5.0 years
GMWB - For life	0-8%*	1,427.8	58.8

* Ranges shown based on simple interest.  The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6%, respectively, on a compound interest basis over a typical 10-year bonus period.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2011

Amounts shown as GMWB ‘for-life’ above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered to be ‘for-life’ benefits.  The liability related to this ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below).  For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
Fund type:	2011	2010
Equity	$2,718.9	$2,247.9
Bond	354.9	278.1
Balanced	335.8	296.4
Money market	40.9	25.4
Total	$3,450.5	$2,847.8

GMDB liabilities reflected in the general account were as follows (in millions):

	2011	2010	2009
Balance at January 1	$4.1	$4.8	$10.8
Incurred guaranteed benefits	4.4	2.5	0.5
Paid guaranteed benefits	(1.4)	(3.2)	(6.5)
Balance at December 31	$7.1	$4.1	$4.8

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments.  The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2011 and 2010 (except where noted):

1)	Use of a series of deterministic investment performance scenarios, based on historical average market volatility.
2)	Mean investment performance assumption of 8.4% after investment management fees, but before investment advisory fees and mortality and expense charges.
3)	Mortality equal to 85.0% of the Annuity 2000 table.
4)
Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.13% to 44.0%, with an average of 4.0% during the surrender charge period and 11.0% thereafter at December 31, 2011 and from 0.75% to 49.0%, with an average of 5.0% during the surrender charge period and 11.0% thereafter at December 31, 2010.

5)	Discount rate of 8.4%.

Most GMWB reserves are considered to be derivatives under current accounting guidance and are recognized at fair value, with the change in fair value reported in death, other policy benefits and change in policy reserves.  The fair value of these liabilities is determined using stochastic modeling and inputs as further described in Note 3.    The GMWB reserve totaled $132.0 million and $20.4 million at December 31, 2011 and 2010, respectively, and was included in reserves for future policy benefits and claims payable.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2011

Jackson-NY has also issued certain GMWB products that guarantee payments over a lifetime.  Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated as required by ASC 944-20.  The reserve calculation uses a series of stochastic investment performance scenarios.  Otherwise, the methodology and assumptions used are consistent with those used for calculating the GMDB liability.  At December 31, 2011 and 2010, these GMWB reserves totaled $0.8 million and $6.5 million, respectively, and were included in reserves for future policy benefits and claims payable.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments.  The Company regularly evaluates estimates used and adjusts the liability balance through the income statement within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.  The assumptions used for calculating the direct GMIB liability at December 31, 2011 and 2010, are consistent with those used for calculating the GMDB liability.  GMIB reserves totaled $0.6 million and $0.3 million at December 31, 2011 and 2010, respectively.

7.	Reinsurance

The Company cedes reinsurance to unaffiliated insurance companies in order to limit losses from large exposures; however, if the reinsurer is unable to meet its obligations, the originating issuer of the coverage retains the liability.  The maximum amount of life insurance risk retained by the Company on any one life is generally $0.5 million.  Amounts not retained are ceded to other companies on either a yearly renewable-term or a coinsurance basis.

With the approval of the Superintendent of Insurance for the state of New York, Jackson-NY also cedes 90% of the guaranteed minimum withdrawal benefit associated with variable annuities issued prior to 2009 to its Parent.  This agreement resulted in an initial gain to Jackson-NY of $0.9 million, which was deferred and included in other liabilities in the accompanying balance sheet.  The deferred gain is being amortized into income over the life of the business. Premiums ceded to Jackson for guaranteed minimum withdrawal benefits were $6.8 million, $6.9 million and $6.7 million in 2011, 2010 and 2009, respectively.

The effect of reinsurance on premiums was as follows (in thousands):

	Years Ended December 31,
	2011	2010	2009
Direct premiums	$523	$558	$643
Less reinsurance ceded:
Life	(442)	(438)	(563)
Guaranteed annuity benefits	(7,850)	(7,975)	(7,721)
Net premiums	$(7,769)	$(7,855)	$(7,641)

Components of the reinsurance recoverable were as follows (in thousands):

	December 31,
	2011	2010
Ceded reserves	$77,076	$32,206
Ceded claims liability	125	90
Ceded other	9	4
Total	$77,210	$32,300

Reserves ceded to the Parent totaled $52.7 million and $22.9 million at December 31, 2011 and 2010, respectively.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2011

The following table sets forth the Company’s net life insurance in-force (in thousands):

	December 31,
	2011	2010
Direct life insurance in-force	$329,196	$347,295
Amounts ceded to other companies	(255,574)	(271,021)
Net life insurance in-force	$73,622	$76,274

8.    Federal Income Taxes

The components of the provision for federal income taxes were as follows (in thousands):

	Years Ended December 31,
	2011	2010	2009
Current tax expense	$4,285	$7,645	$9,324
Deferred tax (benefit) expense	(1,292)	109	(9,207)

Income tax expense	$2,993	$7,754	$117

The federal income tax provisions differ from the amounts determined by multiplying pretax income by the statutory federal income tax rate of 35% as follows (in thousands):

	Years Ended December 31,
	2011	2010	2009
Income taxes at statutory rate	$5,801	$11,297	$1,533
Dividends received deduction	(3,301)	(3,581)	(1,416)
Other	493	38	-
Income tax expense (benefit)	$2,993	$7,754	$117

Effective tax rate	18.1%	24.0%	2.7%

Federal income taxes paid to (received from) Jackson in 2011, 2010 and 2009 were $9.3 million, $14.4 million and $(102.0) million, respectively.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2011

The tax effects of significant temporary differences that gave rise to deferred tax assets and liabilities were as follows (in thousands):

	December 31,
	2011	2010
Gross deferred tax asset
Difference between financial reporting and the tax basis of:
Policy reserves and other insurance items	$73,888	$51,203
Other-than-temporary impairments and other investment related items	7,449	8,617
Other, net	686	-
Total gross deferred tax asset	82,023	59,820

Gross deferred tax liability
Difference between financial reporting and the tax basis of:
Deferred acquisition costs and sales inducements	(87,738)	(75,675)
Net unrealized gains on available for sale securities	(39,247)	(19,472)
Other, net	-	(23)
Total gross deferred tax liability	(126,985)	(95,170)

Net deferred tax liability	$(44,962)	$(35,350)

Realization of Jackson-NY’s deferred tax asset is dependent on generating sufficient taxable income.  Although realization is not assured, management believes that it is more likely than not that the results of future operations and investment activity will generate sufficient taxable income to realize gross deferred tax assets.

At December 31, 2011, the Company had federal tax capital loss carryforwards totaling $13.6 million, which begin expiring in 2014.

In August 2007, the Internal Revenue Service (“IRS”) issued Revenue Ruling 2007-54 that would have changed accepted industry and IRS interpretations of the statutes governing the computation of the Dividends Received Deduction ("DRD") on separate account assets held in connection with variable annuity and life contracts, but that ruling was suspended by Revenue Ruling 2007-61. Revenue Ruling 2007-61 also announced the Treasury Department's and the IRS's intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable contracts. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. Although regulations that represent a substantial change in an interpretation of the law are generally given a prospective effective date, there is no assurance that the change will not be retrospectively applied.  As a result, depending on the ultimate timing and substance of any such regulations, which are unknown at this time, such future regulations could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. In January 2010, Jackson-NY received a formal Notice of Assessment from the IRS disallowing the separate account DRD for 2003, 2005 and 2006.  Jackson-NY did not agree with the assessment and filed a protest with the Appellate Division of the IRS.  No reserve has been established for this potential exposure since Jackson-NY believes its position is sustainable.  The Company recognized an income tax benefit related to the separate account DRD of $3.3 million, $3.6 million and $1.4 million during 2011, 2010 and 2009, respectively.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2011

During 2011, Jackson-NY established a reserve for an unrecognized tax benefit as required for income tax uncertainties.  The following table summarizes the changes in the Company’s unrecognized tax benefits, for the year ended December 31, 2011 (in thousands).  There were no unrecognized tax benefits at December 31, 2010.

Unrecognized tax benefit at December 31, 2010	$-
Additions for tax positions identified in 2011	2,036
Reduction of tax positions of closed prior years	-
Unrecognized tax benefit at December 31, 2011	$2,036

The Company has considered both permanent and temporary positions in determining the unrecognized tax benefit rollforward.  The total amount of unrecognized benefits represent tax positions for which there is uncertainty about the timing of certain deductions.  The timing of such deductions would not affect the annual effective tax rate, excluding the impact of interest and penalties.

Interest totaling $0.7 million related to these unrecognized tax benefits has been included in income tax expense in the income statement for 2011.  The Company has not recorded any amounts for penalties related to unrecognized tax benefits during 2011, 2010 or 2009.

Based on information available as of December 31, 2011, the Company believes that, in the next 12 months, there are no positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease.  The Company is generally no longer subject to United States federal, state or local income tax examinations by taxing authorities for tax years that began before 2007.

9.    Contingencies

The New York Insurance Department (Department) has advised all life insurers transacting business in New York, which includes Jackson of New York, that they must cross-check all life insurance policies, annuity contracts and beneficiary access accounts against the U.S. Social Security Administration’s Death Master File.  The Department’s intent is for companies to identify death payments due on life policies or annuity contracts that have not been claimed.  The Company reported initial findings to the Department on October 31, 2011.  Monthly progress reports are being filed with the Department with a final report due on March 31, 2012.  Based on its current analysis, at December 31, 2011, the Company believed the impact was immaterial to income and financial position and no accrual was established for these unreported claims.  Additionally, other regulators and state legislators are considering proposals that would require life insurance companies to take additional steps to identify unreported deceased policy and contract holders.  Currently, there does not appear to be a consensus among state insurance regulators and state unclaimed property administrators regarding a life insurer’s obligations in connection with identifying unreported deaths of its policy and contract holders.

10.   Stockholder's Equity

The declaration of dividends which can be paid by the Company is regulated by New York insurance law.  The Company must file a notice of its intention to declare a dividend and the amount thereof with the Superintendent at least thirty days in advance of any proposed dividend declaration.  No dividends were paid to Jackson in 2011, 2010 or 2009.  No capital contributions were made in 2011 or 2010.  Jackson made a capital contribution of $75.0 million to Jackson-NY in 2009.

Statutory capital and surplus of the Company, as reported in its Annual Statement, was $268.5 million and $256.1 million at December 31, 2011 and 2010, respectively.  Statutory net income of the Company, as reported in its Annual Statement, was $15.9 million, $43.9 million and $44.7 million in 2011, 2010 and 2009, respectively.

Jackson National Life Insurance Company of New York
(a wholly owned subsidiary of Jackson National Life Insurance Company)
Notes to Financial Statements
December 31, 2011

11.  Other Related Party Transactions

The Company's investment portfolio is managed by PPM America, Inc. (“PPM”), a registered investment advisor and ultimately a wholly owned subsidiary of Prudential. The Company paid $1.3 million, $1.2 million and $1.2 million to PPM for investment advisory services during 2011, 2010 and 2009, respectively.

The Company has an administrative services agreement with Jackson, under which Jackson provides certain administrative services.  Administrative fees were $8.2 million, $7.0 million and $5.8 million in 2011, 2010 and 2009, respectively.

12.  Benefit Plans

The Company participates in a defined contribution retirement plan covering substantially all employees, sponsored by its Parent.  To be eligible to participate in the Company’s contribution, an employee must have attained the age of 21, completed at least 1,000 hours of service in a 12-month period and passed their 12-month employment anniversary.  In addition, the employees must be employed on the applicable January 1 or July 1 entry date.  The Company’s annual contributions are based on a percentage of eligible compensation paid to participating employees during the year.  In addition, the Company matches a participant’s elective contribution, up to 6 percent of eligible compensation, to the plan during the year.  The Company’s expense related to this plan was $375 thousand, $255 thousand and $241 thousand in 2011, 2010 and 2009, respectively.

The Company maintains non-qualified voluntary deferred compensation plans for certain employees, sponsored by its Parent.  Additionally, the Company sponsors a non-qualified voluntary deferred compensation plan for certain agents, with the assets retained by Jackson under an administrative services agreement.  At December 31, 2011 and 2010, Jackson’s liability for the Company’s portion of such plans totaled $2.2 million and $1.7 million, respectively.  There was no expense related to these plans in 2011, 2010 or 2009.

PART C

OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) Financial Statements:

(1) Financial statements and schedules included in Part A:

Not Applicable.

(2) Financial statements and schedules included in Part B -

JNLNY Separate Account - I:

Independent Auditors’ Report
Statements of Assets and Liabilities as of December 31, 2011
Statements of Operations for the period ended December 31, 2011
Statements of Changes in Net Assets for the periods ended December 31, 2011, and 2010
Notes to Financial Statements

Jackson National Life Insurance Company of New York:

Report of Independent Registered Public Accounting Firm
Consolidated Balance Sheets as of December 31, 2011, and 2010
Consolidated Income Statements for the years ended December 31, 2011, 2010, and 2009
Consolidated Statements of Stockholder's Equity and Comprehensive Income for the years ended
December 31, 2011, 2010, and 2009
Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010, and 2009
Notes to Consolidated Financial Statements

(b) Exhibits

Exhibit              Description
No.

1.
Resolution of Depositor's Board of Directors authorizing the establishment of the Registrant, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

2.	Not Applicable.

3.

a.	General Distributor Agreement dated September 19, 1997, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.
Amended and Restated General Distributor Agreement dated October 25, 2005, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 21 filed on December 29, 2005 (File Nos. 333-70384 and 811-08401).

c.
Amended and Restated General Distributor Agreement dated June 1, 2006, incorporated herein by reference to the Registrant's Registration Statement filed on August 10, 2006 (File Nos. 333-136472 and 811-08401).

d.
Selling Agreement between Jackson National Life Insurance Company of New York and Jackson National Life Distributors, LLC (N2565 01/12), incorporated herein by reference to Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

4.

a.
Specimen of the Perspective L Series Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

b.	Specimen of Section 403(b) Tax Sheltered Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

c.	Specimen of Retirement Plan Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

d.	Specimen of Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

e.	Specimen of Roth Individual Retirement Annuity Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on August 19, 2004 (File Nos. 333-118370 and 811-08401).

f.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

g.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

h.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

i.	Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on October 4, 2004 (File Nos. 333-119522 and 811-08401).

j.
Specimen of Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

k.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 9 filed on September 22, 2003 (File Nos. 333-70384 and 811-08401).

l.	Specimen of 4% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

m.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 12 filed on July 22, 2004 (File Nos. 333-70384 and 811-08401).

n.	Form of Reduced Administration Charge Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on May 8, 2002 (File Nos. 333-81266 and 811-08401).

o.	Specimen of Charitable Remainder Trust Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

p.
Specimen of Enhanced Dollar Cost Averaging Endorsement, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

q.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

r.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on January 6, 2005 (File Nos. 333-121884 and 811-08401).

s.	Specimen of 2% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

t.	Specimen of 3% Contract Enhancement Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on April 27, 2005 (File Nos. 333-70384 and 811-08401).

u.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on June 21, 2005 (File Nos. 333-70384 and 811-08401).

v.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on June 21, 2005 (File Nos. 333-70384 and 811-08401).

w.
Specimen of Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

x.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

y.
Specimen of 4% for Life Guaranteed Minimum Withdrawal Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

z.
Specimen of Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

aa.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

bb.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

cc.
Specimen of 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

dd.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

ee.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five Year Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 23 filed on April 27, 2006 (File Nos. 333-70384 and 811-08401).

ff.
Specimen of Highest Anniversary Value Death Benefit Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on September 20, 2006 (File Nos. 333-137485 and 811-04801).

gg.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Registration Statement filed on September 20, 2006 (File Nos. 333-137485 and 811-04801).

hh.
Specimen of Joint 5% for Life Guaranteed Minimum Withdrawal Benefit With Bonus and Five-Year Step-Up Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post- Effective Amendment No. 24 filed on December 21, 2006 (File Nos. 333-70384 and 811-04801).

ii.
Specimen of the 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

jj.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

kk.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos.333-70384 and 811-08401).

ll.
Specimen of the 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 25 filed on April 26, 2007 (File Nos. 333-70384 and 811-08401).

mm.
Specimen of 5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-04801).

nn.
Specimen of 6% Guaranteed Minimum Withdrawal Benefit With Annual Step-up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-04801).

oo.
Specimen of 5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-04801).

pp.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-04801).

qq.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up Endorsement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 28 filed on November 29, 2007 (File Nos. 333-70384 and 811-04801).

rr.
Specimen of Guaranteed Minimum Withdrawal Benefit with 5-Year Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos.333-70472 and 811-08664).

ss.
Specimen of the For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

tt.
Specimen of the Joint For Life GMWB With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 46, filed on December 27, 2007 (File Nos. 333-70472 and 811-08664).

uu.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

vv.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

ww.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

xx.
Specimen of the Guaranteed Minimum Income Benefit Endorsement, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

yy.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Freedom) Endorsement (7587ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on December 31, 2008 (File Nos. 333-119659 and 811-08401).

zz.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (Joint Freedom) Endorsement (7588ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on December 31, 2008 (File Nos. 333-119659 and 811-08401).

aaa.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (DB) Endorsement (7589ANY-A 01/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 12, filed on December 31, 2008 (File Nos. 333-119659 and 811-08401).

bbb.
Specimen of the Highest Anniversary Value Death Benefit Option (HAV) Endorsement (7595NY 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on April 2, 2009 (File  Nos. 333-119659 and 811-08401).

ccc.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom DB) Endorsement (7602ANY-A 04/09), incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on April 2, 2009 (File Nos. 333-119659 and 811-08401).

ddd.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6(SM) GMWB) Endorsement (7613 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 14, filed September 24, 2009 (File Nos. 333-119659 and 811-08401).

eee.
Specimen of the Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up (LifeGuard Freedom 6 GMWB With Joint Option) Endorsement (7614 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 14, filed September 24, 2009 (File Nos. 333-119659 and 811-08401).

fff.
Specimen of the For Life Guaranteed Minimum Withdrawal Benefit With Bonus, and Annual Step-Up (LifeGuard Freedom 6 DB(SM) Endorsement (7615 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 14, filed September 24, 2009 (File Nos. 333-119659 and 811-08401).

ggg.
Specimen of the Reduced Administration Charge Endorsement (7536 09/09), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 14, filed September 24, 2009 (File Nos. 333-119659 and 811-08401).

hhh.
Specimen of the [2%] Contract Enhancement Endorsement (7567NY 01/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

iii.
Specimen of the [3%] Contract Enhancement Endorsement (7568NY 01/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

jjj.
Specimen of the [4%] Contract Enhancement Endorsement (7569NY 01/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

kkk.
Specimen of the Guaranteed Minimum Withdrawal Benefit With [5] Year Step-Up (SafeGuard Max) Endorsement (7633ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

lll.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7619ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

mmm.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7620ANY-A 05/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

nnn.
Specimen of the Perspective L Series Fixed and Variable Annuity Contract, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

ooo.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7640ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

ppp.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7641ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

qqq.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up (7642ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

rrr.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [5%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7643ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

sss.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7646ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

ttt.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7647ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

uuu.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up (7648ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

vvv.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7649ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

www.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [6%] Bonus, Annual Step-Up and Death Benefit (7650ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

xxx.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up (7652ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

yyy.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [7%] Bonus and Annual Step-Up to the Highest Quarterly Contract Value (7653ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

zzz.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With [8%] Bonus and Annual Step-Up (7656ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

aaaa.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7657ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

bbbb.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (7658ANY-A 10/10), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

cccc.
Specimen of [5%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7659ANY-A 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50 filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

dddd.
Specimen of [6%] Guaranteed Minimum Withdrawal Benefit with Annual Step-Up Endorsement (7660ANY-A 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50 filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

eeee.
Specimen of the Perspective L Series Fixed and Variable Annuity Contract (VA610NY 08/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 22 filed on August 26, 2011 (File Nos. 333-119659 and 811-08401).

ffff.
Specimen of Guaranteed Minimum Withdrawal Benefit for Stretch RMDs Endorsement (MarketGuard Stretch) (7668ANY-A 04/12), incorporated herein by referenced to the Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

gggg.
Specimen of For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net), Endorsement (7657ANY-A 04/12), incorporated herein by referenced to the Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

hhhh.
Specimen of Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Annual Step-Up and Earnings-Sensitive Withdrawal Amount (LifeGuard Freedom 6 Net with Joint Option) Endorsement (7658ANY-A 04/12), incorporated herein by referenced to the Registrant’s Post-Effective Amendment No. 1, filed on April 25, 2012 (File Nos. 333-175720 and 811-08401).

5.

a.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Pre-Effective Amendment No. 1 filed on December 30, 2004 (File Nos. 333-119659 and 811-08401).

b.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 4 filed on September 2, 2005 (File Nos. 333-119659 and 811-08401).

c.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 5 filed on December 21, 2006 (File Nos. 333-119659 and 811-08401).

d.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 9 filed on November 29, 2007 (File Nos. 333-119659 and 811-08401).

e.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 10 filed on March 26, 2008 (File Nos. 333-119659 and 811-08401).

f.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-effective Amendment No. 11, filed on October 6, 2008 (File Nos. 333-119659 and 811-08401).

g.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant's Post-Effective Amendment No.13, filed on April 2, 2009 (File Nos. 333-119659 and 811-08401).

h.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 14, filed September 24, 2009, (File Nos. 333-119659 and 811-08401.

i.	Form of the Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

j.
Form of the Perspective L Series Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

k.	Form of the Fixed and Variable Annuity Application, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 17 filed on October 7, 2010 (File Nos. 333-119659 and 811-08401).

l.
Form of the Perspective L Series Variable and Fixed Annuity Application (NV610 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on April 27, 2011 (File Nos. 333-119659 and 811-08401).

m.
Form of the Variable and Fixed Annuity Application (NV3573 05/11), incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18 filed on April 27, 2011 (File Nos. 333-119659 and 811-08401).

n.
Form of the Perspective L Series Variable and Fixed Annuity Application (NV610 08/11), incorporated herein by reference to Registrant’s Registration Statement, filed on July 22, 2011 (File Nos. 333-175721 and 811-08401).

o.	Form of the Variable and Fixed Annuity Application (NV3573 08/11), incorporated herein by reference to Registrant’s Registration Statement, filed on July 22, 2011 (File Nos. 333-175721 and 811-08401).

6.

a.	Declaration and Charter of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

b.	By-laws of Depositor, incorporated herein by reference to the Registrant’s Registration Statement filed on October 3, 1997 (File Nos. 333-37175 and 811-08401).

7.

a.	Variable Annuity GMIB Reinsurance Agreement, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 20 filed on October 20, 2005 (File Nos. 333-70384 and 811-08401).

b.
Amendment No. 9 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date June 15, 2008, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11 filed on October 6, 2008 (Files Nos. 333-119659 and 08401).

c.
Amendment No. 10 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date October 6, 2008, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 11 filed on October 6, 2008 (Files Nos. 333-119659 and 08401).

d.
Amendment No. 11 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New  York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date April 6, 2009, incorporated herein by reference to the Registrant's Post-Effective Amendment No. 13, filed on April 2, 2009 (File Nos. 333-119659 and 811-08401).

e.
Amendment No. 12 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date September 28, 2009, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 15, filed April 30, 2010 (File Nos. 333-119659 and 811-08401).

f.
Amendment No. 13 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD ("Reinsurer"), with effective date May 3, 2010 and October 11, 2010 where specifically noted, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 50, filed on January 20, 2011 (File Nos. 333-70384 and 811-08401).

g.
Amendment No. 14 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date May 2, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 18, filed on April 27, 2011 (File Nos. 333-119659 and 811-08401).

h.
Amendment No. 15 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date August 29, 2011, incorporated herein by reference to the Registrant’s Post-Effective Amendment No. 22 filed on August 26, 2011 (File Nos. 333-119659 and 811-08401).

i.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date December 12, 2011 and April 30, 2012, attached hereto.

8.              Not Applicable.

9.              Opinion and Consent of Counsel, attached hereto.

10.	Consent of Independent Registered Public Accounting Firm, attached hereto.

11.              Not Applicable.

12.              Not Applicable.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor

Donald B. Henderson, Jr.	Director
4A Rivermere Apartments
Bronxville, NY 10708

David L. Porteous	Director
20434 Crestview Drive
Reed City, MI 49777

Donald T. DeCarlo	Director
200 Manor Road
Douglaston, New York 11363

Gary H. Torgow	Director
220 West Congress
Detroit, MI 48226-3213

John C. Colpean	Director
1640 Haslett Road, Suite 160
Haslett, MI 48840

Richard David Ash	Vice President, Actuary & Appointed
1 Corporate Way	Actuary
Lansing, MI 48951

Savvas (Steve) Panagiotis Binioris	Vice President
1 Corporate Way
Lansing, MI 48951

Dennis Allen Blue	Vice President
1 Corporate Way
Lansing, MI 48951

Barrett M. Bonemer	Vice President
1 Corporate Way
Lansing, MI 48951

Jeffry Ross Borton	Vice President
1 Corporate Way
Lansing, MI 48951

John Howard Brown	Vice President & Director
1 Corporate Way
Lansing, MI 48951

James T. Carter	Vice President
1 Corporate Way
Lansing, MI 48951

Michael Alan Costello	Vice President & Director
1 Corporate Way
Lansing, MI 48951

Joseph Mark Clark	Senior Vice President, Chief Information Officer
1 Corporate Way	& Director
Lansing, MI 48951

James Bradley Croom	Vice President
1 Corporate Way
Lansing, MI 48951

Lisa Carol Drake	Senior Vice President & Chief Actuary
1 Corporate Way
Lansing, MI 48951

Phillip Brian Eaves	Vice President
1 Corporate Way
Lansing, MI 48951

Charles Fox Field, Jr.	Vice President
6550 Carothers Pkwy.
Suite 170
Franklin, TN 27067

Dana R. Malesky Flegler	Vice President
1 Corporate Way
Lansing, MI 48951

Robert Arthur Fritts	Senior Vice President & Controller
1 Corporate Way
Lansing, MI 48951

James Douglas Garrison	Vice President
1 Corporate Way
Lansing, MI 48951

Julia Anne Goatley	Vice President, Assistant Secretary &
1 Corporate Way	Director
Lansing, MI 48951

Matthew Phillip Gonring	Vice President
300 Innovation Drive
Franklin, TN 37067

John A. Gorgenson, Jr.	Vice President
1 Corporate Way
Lansing, MI 48951

Robert William Hajdu	Vice President
1 Corporate Way
Lansing, MI 48951

Clifford Schuyler Hale, M.D.	Vice President
1 Corporate Way
Lansing, MI 48951

Laura Louise Hanson	Vice President
1 Corporate Way
Lansing, MI 48951

Herald Dean Hosfield	Vice President
1 Corporate Way
Lansing, MI 48951

Clifford James Jack	Executive Vice President,
7601 Technology Way	Head of Retail, Chairman & Director
Denver, CO 80237

Scott Francis Klus	Vice President
1 Corporate Way
Lansing, MI 48951

Everett William Kunzelman	Vice President
1 Corporate Way
Lansing, MI 48951

Herbert George May III	Chief Administrative Officer &
275 Grove St Building	Director
4th floor
Auburndale, MA 02466

Machelle Antoinette McAdory	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Diahn M. McHenry	Vice President
1 Corporate Way
Lansing, MI 48951

Thomas John Meyer	Senior Vice President, General
1 Corporate Way	Counsel, Secretary & Director
Lansing, MI 48951

Keith Richard Moore	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Paul Chad Myers	Executive Vice President and Chief Financial Officer
1 Corporate Way
Lansing, MI 48951

Russell Erwin Peck	Vice President
1 Corporate Way
Lansing, MI 48951

Laura Louene Prieskorn	Senior Vice President & Director
1 Corporate Way
Lansing, MI 48951

Dana S. Rapier	Vice President
1 Corporate Way
Lansing, MI 48951

William Robert Schulz	Vice President
1 Corporate Way
Lansing, MI 48951

Muhammad Sajid Shami	Vice President
1 Corporate Way
Lansing, MI 48951

Kathleen Marie Smith	Vice President
1 Corporate Way
Lansing, MI 48951

James Ronald Sopha	Chief Operating Officer
1 Corporate Way
Lansing, MI 48951

Kenneth Harold Stewart	Senior Vice President
1 Corporate Way
Lansing, MI 48951

Heather Rachelle Strang	Vice President
1 Corporate Way
Lansing, MI 48951

Marcia Lynn Wadsten	Vice President
1 Corporate Way
Lansing, MI 48951

Michael Andrew Wells	President & Chief Executive Officer
1 Corporate Way
Lansing, MI 48951

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

Company	State of Organization	Control/Ownership
Ascent Insurance Brokers Limited	United Kingdom	50% Prudential Property Investment Managers Limited
BOCI – Prudential Asset Management Limited	Hong Kong	36% Prudential Corporation Holdings Limited
BOCI – Prudential Trustee Limited	Hong Kong	36% Prudential Corporation Holdings Limited
Brooke LLC	Delaware	100% Prudential (US Holdco2) Limited
Brooke (Holdco 1) Inc.	Delaware	100% Prudential (US Holdco 3) BV
Brooke Holdings LLC	Delaware	100% Nicole Finance Inc.
Brooke Holdings (UK) Limited	United Kingdom	100% Brooke UK LLC
Brooke Investment, Inc.	Delaware	100% Brooke Holdings LLC
Brooke (Jersey) Limited	Jersey	100% Prudential (US Holdco 2) Limited
Brooke Life Insurance Company	Michigan	100% Brooke Holdings LLC
Brooke UK LLC	Delaware	100% Brooke (Holdco 1) Inc.
Buying Force Limited	United Kingdom	50% Prudential Property Investment Managers Limited
CIMPL Pty Limited	Australia	100% PPM Capital (Holdings) Limited
CITIC Prudential Life Insurance Company Limited	China	50% Prudential Corporation Holdings Limited
CITIC – Prudential Fund Management Company Limited	China	49% Prudential Corporation Holdings Limited
CSU One Limited	United Kingdom	100% Prudential Group Holdings Limited
Calvin Asset Management Limited	England	100% Calvin Capital Limited
Calvin Capital Limited (formerly Marlin Acquisitions Limited)	England	100% Marlin Acquisitions Holdings Limited
Canada Property (Trustee) No 1 Limited	Jersey	100% Canada Property Holdings Limited
Canada Property Holdings Limited	England	100% M&G Limited
Curian Capital, LLC	Michigan	100% Jackson National Life Insurance Company
Curian Clearing LLC	Michigan	100% Jackson National Life Insurance Company
Earth and Wind Energias Removables, S.L.	Spain	100% Infracapital E&W B.V.
Eastspring Investments (Hong Kong) Limited	Hong Kong	100% Prudential Corporations Holdings Limited
Eastspring Investments (UK) Limited	England	100% Prudential Corporations Holdings Limited
FA II Limited	England	100% FA III Limited
FA III Limited	England	100% Infracapital Nominees Limited
Falcon Acquisitions Limited	United Kingdom	100% FA II Limited
Falcon Acquisitions Holdings Limited	United Kingdom	100% Infracapital Nominees Limited
First Dakota, Inc.	North Dakota	100% IFC Holdings, Inc.
First Dakota of Montana, Inc.	Montana	100% IFC Holdings, Inc.
First Dakota of New Mexico, Inc.	New Mexico	100% IFC Holdings, Inc.
First Dakota of Texas, Inc.	Texas	100% IFC Holdings, Inc.
First Dakota of Wyoming, Inc.	Wyoming	100% IFC Holdings, Inc.
Furnival Insurance Company Limited	Guernsey	100% Prudential Corporation Holdings Limited
GS Twenty Two Limited	United Kingdom	100% Prudential Group Holdings Limited
Geoffrey Snushall Limited	United Kingdom	100% Snushalls Team Limited
Giang Vo Development JV Company	Vietnam	65% Prudential Vietnam Assurance Private Limited
Hermitage Management, LLC	Michigan	100% Jackson National Life Company Insurance
Holborn Bars Nominees Limited	United Kingdom	100% M&G Investment Management Limited
Holborn Delaware LLC	Delaware	100% Prudential Four Limited
Holborn Finance Holding Company	United Kingdom	100% Prudential Securities Limited
Hyde Holdco 1 Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Hyde Holdco 3 Limited	United Kingdom	100% Prudential Capital Holding Company Limited
ICICI Prudential Asset Management Company Limited	India	49% Prudential Corporation Holdings Limited
ICICI Prudential Life Insurance Company Limited	India	25.96% Prudential Corporation Holdings Limited
ICICI Prudential Pension Funds Management Company Ltd.	India	100% ICICI Prudential Life Insurance Company Limited
ICICI Prudential Trust Limited	India	49% Prudential Corporation Holdings Limited
IFC Holdings, Inc. d/b/a INVEST Financial Corporation	Delaware	100% National Planning Holdings Inc.
INVEST Financial Corporation Insurance Agency Inc. of Alabama	Alabama	100% INVEST Financial Corporation Insurance Agency, Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Connecticut	Connecticut	100% INVEST Financial Corporation Insurance Agency, Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Delaware	Delaware	100% IFC Holdings, Inc. d/b/a INVEST Financial Corporation
INVEST Financial Corporation Insurance Agency Inc. of Georgia	Georgia	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Illinois	Illinois	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Maryland	Maryland	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Massachusetts	Massachusetts	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Montana	Montana	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Nevada	Nevada	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of New Mexico	New Mexico	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Ohio	Ohio	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Oklahoma	Oklahoma	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of South Carolina	South Carolina	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Texas	Texas	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency Inc. of Wyoming	Wyoming	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
INVEST Financial Corporation Insurance Agency PA of Mississippi	Mississippi	100% INVEST Financial Corporation Insurance Agency Inc. of Delaware
Infracapital CI II Limited	Scotland	100% M&G Limited
Infracapital EF II Limited	Scotland	100% M&G Limited
Infracapital E&W B.V.	Netherlands	100% Infracapital F1 S.a.r.l.
Infracapital Employee Feeder GP Limited	Scotland	100% M&G Limited
Infracapital GP II Limited	England	100% M&G Limited
Infracapital F1 S.a.r.l.	Luxembourg	100% Infracapital F1 Holdings S.a.r.l
Infracapital F1 Holdings S.a.r.l.	Luxembourg	100% Infracapital Nominees Limited
Infracapital GP Limited	United Kingdom	100% M&G Limited
Infracapital Nominees Limited	United Kingdom	100% M&G Limited
Infracapital SLP Limited	United Kingdom	100% M&G Limited
Innisfree M&G PPP LLP	United Kingdom	35% M&G IMPPP1 Limited
Investment Centers of America, Inc.	North Dakota	100% IFC Holdings, Inc.
Jackson Investment Management LLC	Michigan	100% Brooke Holdings LLC
Jackson National Asset Management, LLC	Michigan	100% Jackson National Life Insurance Company
Jackson National Life (Bermuda) Ltd.	Bermuda	100% Jackson National Life Insurance Company
Jackson National Life Distributors LLC	Delaware	100% Jackson National Life Insurance Company
Jackson National Life Insurance Company of New York	New York	100% Jackson National Life Insurance Company
JNLI LLC	Delaware	100% Jackson National Life Insurance Company
JNL Southeast Agency, LLC	Michigan	100% Jackson National Life Insurance Company
M&G (Guernsey) Limited	Guernsey	100% M&G Limited
M&G Financial Services Limited	United Kingdom	100% M&G Limited
M&G Founders 1 Limited	United Kingdom	100% M&G Limited
M&G General Partner Inc.	Cayman Islands	100% M&G Limited
M&G Group Limited	United Kingdom	100% Prudential plc
M&G IMPPP 1 Limited	United Kingdom	100% M&G Limited
M&G International Investments Limited	United Kingdom	100% M&G Limited
M&G International Investments Limited	France (Representative Bureau)	100% M&G International Investments Limited
M&G International Investments Limited	Germany (Branch only)	100% M&G International Investments Limited
M&G International Investments Limited	Italy (Branch only)	100% M&G International Investments Limited
M&G International Investments Limited	Spain (Representative Bureau)	100% M&G International Investments Limited
M&G International Investments Nominees Limited	United Kingdom	100% M&G International Investments Limited
M&G Investment Management Limited	United Kingdom	100% M&G Limited
M&G Life Assurance Company Limited	United Kingdom	100% M&G Limited
M&G Limited	United Kingdom	100% M&G Group Limited
M&G Management Services Limited	United Kingdom	100% M&G Limited
M&G Nominees Limited	United Kingdom	100% M&G Limited
M&G Pensions and Annuity Company Limited	United Kingdom	100% M&G Limited
M&G RED Employee Feeder GP Limited	Scotland	100% M&G Limited
M&G RED GP Limited	Guernsey	100% M&G Limited
M&G RED SLP GP Limited	Scotland	100% M&G Limited
M&G Real Estate Finance 1 Co S.a.r.l	Luxemborg	100% M&G RED GP Limited
M&G Securities Limited	United Kingdom	100% M&G Limited
M&G Support Services Limited	United Kingdom	100% M&G Limited
MM&S (2375) Limited	Scotland	100% The Prudential Assurance Company Limited
Marlin Acquisitions Holdings Limited	United Kingdom	100% Infracapital GP Limited
National Planning Corporation	Delaware	100% National Planning Holdings, Inc.
National Planning Corporation Insurance Agency Inc. of Nevada	Nevada	100% National Planning Corporation
National Planning Holdings, Inc.	Delaware	100% Brooke Holdings LLC
National Planning Insurance Agency Inc.	Alabama	100% National Planning Corporation
National Planning Insurance Agency Inc.	Florida	100% National Planning Corporation
National Planning Insurance Agency Inc.	Georgia	100% National Planning Corporation
National Planning Insurance Agency Inc.	Idaho	100% National Planning Corporation
National Planning Insurance Agency Inc.	Massachusetts	100% National Planning Corporation
National Planning Insurance Agency Inc.	Montana	100% National Planning Corporation
National Planning Insurance Agency Inc.	Oklahoma	100% National Planning Corporation
National Planning Insurance Agency Inc.	Texas	100% National Planning Corporation
National Planning Insurance Agency Inc.	Wyoming	100% National Planning Corporation
Nicole Finance Inc.	Delaware	100% Brooke UK LLC
North Sathorn Holdings Company Limited	Thailand	100% Prudential Corporation Holdings Limited
Nova Sepadu Sdn Bhd	Malaysia	96% Sri Han Suria Sdn Berhad
P&A Holdco Limited	England	100% Prudential Four Limited
P&A Opco Limited	England	100% P&A Holdco Limited
PCA Asset Management Limited	Japan	100% Prudential Corporation Holdings Limited
PCA Asset Management Co. Ltd.	Korea	100% Prudential Corporation Holdings Limited
PCA Life Assurance Company Limited	Taiwan	99.79% Prudential Corporation Holdings Limited
PCA Life Insurance Company Limited (Japan)	Japan	100% Prudential Corporation Holdings Limited
PCA Life Insurance Company Limited (Korea)	Korea	100% Prudential Corporation Holdings Limited
PCA Securities Investment Trust Company Limited	Taiwan	99.54% Prudential Corporation Holdings Limited
PGDS (UK One) Limited	United Kingdom	100% Prudential Group Holdings Limited
PGDS (UK Two) Limited	United Kingdom	100% PDGS (UK One) Limited
PGDS (US One) LLC	Delaware	100% Jackson National Life Insurance Company
PPEM Pte. Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
PPM America, Inc.	Delaware	100% PPM Holdings, Inc.
PPM Capital (Holdings) Limited	United Kingdom	100% M&G Limited
PPM Finance, Inc.	Delaware	100% PPM Holdings, Inc.
PPM Holdings, Inc.	Delaware	100% Brooke Holdings LLC
PPM Ventures (Asia) Limited	Hong Kong	100% PPM Capital (Holdings) Limited
PPM Ventures Pty Limited	Australia	100% CIMPL Pty Limited
PPMC First Nominees Limited	United Kingdom	100% M&G Limited
PPS Five Limited	United Kingdom	100% Reeds Rains Prudential Limited
PPS Nine Limited	United Kingdom	100% Prudential Property Services Limited
PPS Twelve Limited	United Kingdom	100% Prudential Property Services Limited
PT Paja Indonesia	Indonesia	100% PT Prudential Life Assurance
PT Prudential Asset Management	Indonesia	99% Prudential Asset Management
PT Prudential Life Assurance	Indonesia	94.6% Prudential Corporation Holdings Limited
PVM Partnerships Limited	United Kingdom	100% The Prudential Assurance Company Limited
Pacus (UK) Limited	United Kingdom	100% The Prudential Assurance Company Limited
Park Avenue (Singapore Two) Limited	Gibraltar	100% Prudential Group Holdings Limited
Pru Life Assurance Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Pru Life Insurance Corporation of UK	Philippines	100% Prudential Corporation Holdings Limited
Pru Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential (AN) Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential (B1) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (B2) Limited	Gibraltar	100% Prudential (Netherlands) BV
Prudential (Gibraltar Five) Limited	Gibraltar	100% Prudential (Gibraltar Four) Limited
Prudential (Gibraltar Four) Limited	Gibraltar	100% Prudential (US Holdco 1) Limited
Prudential (Gibraltar Three)	Gibraltar	100% Prudential (Gibraltar Four) Limited
Prudential (Gibraltar Two) S.a.r.l.	Luxembourg	100% Prudential Capital Holding Company Limited
Prudential (Gibraltar) Limited	Gibraltar	100% Prudential Group Holdings Limited
Prudential (LPH One) Limited	Gibraltar	100% Prudential Group Holdings Limited
Prudential (LPH Two) Limited	Gibraltar	100% Prudential Group Holdings Limited
Prudential (Namibia) Unit Trusts Limited	Namibia	93% Prudential Portfolio Managers (Namibia) (Pty) Limited
Prudential (Netherlands One) Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential (Netherlands) BV	Netherlands	100% Prudential Corporation Holdings Limited
Prudential (US Holdco 1) BV	Netherlands	100% Prudential (US Holdco 1) Limited
Prudential (US Holdco 1) Limited	United Kingdom	100% Prudential US Limited
Prudential (US Holdco 2) BV	Netherlands	100% Prudential (US Holdco 1) BV
Prudential (US Holdco 2) Limited	Gibraltar	100% Holborn Delaware LLC
Prudential (US Holdco 3) BV	Netherlands	100% Prudential (US Holdco 2) BV
Prudential – AA Office Joint Venture Company	Vietnam	70% Prudential Vietnam Assurance Private Limited
Prudential / M&G UKCF GP Limited	United Kingdom	100% M&G Limited
Prudential Al-Wara’ Asset Management Berhad	Malaysia	100% Prudential Corporation Holdings Limited
Prudential Annuities Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Asset Management (Hong Kong) Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential Asset Management (Singapore) Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Asset Management Limited	United Arab Emirates	100% Prudential Corporation Holdings Limited
Prudential Assurance Company Singapore (Pte) Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Assurance Malaysia Bhd	Malaysia	100% Sri Han Suria Sdn Berhad
Prudential Assurance Singapore (Property Services) Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Atlantic Reinsurance Company Limited	Ireland	100% Prudential Corporation Holdings Limited
Prudential Australia One Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Prudential BSN Takaful Berhad	Malaysia	49% Prudential Corporation Holdings Limited
Prudential Capital (Singapore) Pte. Ltd. Prudential Tower	Singapore	100% Prudential Capital Holding Company Ltd.
Prudential Capital Holding Company Limited	United Kingdom	100% Prudential plc
Prudential Capital PLC	United Kingdom	100% Prudential Capital Holding Company Limited
Prudential Capital Luxembourg S.a.r.l.	Luxembourg	100% Prudential Capital Holding Company Ltd.
Prudential Corporate Pensions Trustee Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Corporation Asia Limited	Hong Kong	100% Prudential Corporation Holdings Limited
Prudential Corporation Australasia Holdings Pty Limited	Australia	100% Prudential Group Holdings Limited
Prudential plc	United Kingdom	Publicly Traded
Prudential Corporation Holdings Limited	United Kingdom	100% Prudential Holdings Limited
Prudential Corporation Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Distribution Limited	United Kingdom	100% Prudential Financial Services Limited
Prudential Europe Assurance Holdings plc	Scotland	100% MM&S (2375) Limited
Prudential Finance BV	Netherlands	100% Prudential Corporation Holdings Limited
Prudential Financial Services Limited	United Kingdom	100% Prudential plc
Prudential Five Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Four Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Fund Management Berhad	Malaysia	100% Nova Sepadu Sdn Bhd
Prudential Fund Management Services Private Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential GP Limited	Scotland	100% M&G Limited
Prudential General Insurance Hong Kong Limited	Hong Kong	100% The Prudential Assurance Company Limited
Prudential Group Holdings Limited	United Kingdom	100% Prudential plc
Prudential Group Pensions Limited	United Kingdom	100% Prudential Financial Services Limited
Prudential Group Secretarial Services Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Health Holdings Limited	United Kingdom	25% The Prudential Assurance Company Limited
Prudential Health Limited	United Kingdom	100% Prudential Health Holdings Limited
Prudential Health Insurance Limited	England	100% Prudential Health Holdings Limited
Prudential Health Services Limited	United Kingdom	100% Prudential Health Holdings Limited
Prudential Holborn Life Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Holdings Limited	Scotland	100% Prudential plc
Prudential Hong Kong Limited	Hong Kong	100% The Prudential Assurance Company Limited
Prudential IP Services Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential International Assurance plc	Ireland	100% Prudential Europe Assurance Holdings plc
Prudential International Management Services Limited	Ireland	100% Prudential Europe Assurance Holdings plc
Prudential Investments (UK) Limited	United Kingdom	100% Prudential Capital Holding Company
Prudential Jersey (No 2) Limited	Jersey	100% Prudential Corporation Holdings Limited
Prudential Jersey Limited	Jersey	100% Prudential Corporation Holdings Limited
Prudential Lalondes Limited	United Kingdom	100% Prudential Property Services Limited
Prudential Life Assurance (Thailand) Public Company Limited	Thailand	42.59% North Sathorn Holdings Company Limited 32.11% Staple Limited 24.82% Prudential Corporation Holdings Limited 0.48% Others
Prudential Lifetime Mortgages Limited	Scotland	100% The Prudential Assurance Company Limited
Prudential Pensions Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Personal Equity Plans Limited	United Kingdom	100% M&G Limited
Prudential Portfolio Managers (Namibia) (Pty) Limited	Namibia	75% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Portfolio Managers (South Africa) (Pty) Limited	South Africa	75% M&G Limited
Prudential Portfolio Managers (South Africa) Life Limited	South Africa	99.4% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Portfolio Managers Unit Trusts Limited	South Africa	94% Prudential Portfolio Managers (South Africa) (Pty) Limited
Prudential Process Management Services India Private Limited	India	99.97% Prudential Corporation Holdings Limited 0.03% Prudential UK Services Limited
Prudential Properties Trusty Pty Limited	Australia	100% The Prudential Assurance Company Limited
Prudential Property Investment Management (Singapore) Pte Limited	Singapore	50% Prudential Singapore Holdings Pte Limited 50% PruPIM Ltd
Prudential Property Investment Managers Limited	United Kingdom	100% M&G Limited
Prudential Property Services (Bristol) Limited	United Kingdom	100% Prudential Property Services Limited
Prudential Property Services Limited	United Kingdom	100% Prudential plc
Prudential Protect Limited	United Kingdom	100% Prudential Health Holdings Limited
Prudential Pte Ltd	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Quest Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Retirement Income Limited	United Kingdom	100% The Prudential Assurance Company Limited
Prudential Securities Limited	United Kingdom	50% Prudential (B1) Limited 50% Prudential (B2) Limited
Prudential Services Asia Sdn Bhd	Malaysia	100% Prudential Corporation Holdings Limited
Prudential Services Limited	United Kingdom	100% Prudential Corporation Holdings Limited
Prudential Services Singapore Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prudential Singapore Holdings Pte Limited	Singapore	100% Prudential Corporation Holdings Limited
Prudential Staff Pensions Limited	United Kingdom	100% Prudential Group Holdings Limited
Prudential Trustee Company Limited	United Kingdom	100% M&G Limited
Prudential UK Services Limited	United Kingdom	100% Prudential Financial Services Limited
Prudential Unit Trusts Limited	United Kingdom	100% M&G Limited
Prudential Vietnam Assurance Private Limited	Vietnam	100% Prudential Corporation Holdings Limited
Prudential Vietnam Finance Company Limited	Vietnam	100% Prudential Holborn Life Limited
Prudential Vietnam Fund Management Private Limited Company	Vietnam	100% Prudential Vietnam Assurance Private Limited
Prulink Pte Limited	Singapore	100% Prudential Singapore Holdings Pte Limited
Prutec Limited	United Kingdom	100% The Prudential Assurance Company Limited
Quinner AG	Germany	100% Prudential Corporation Holdings Limited
Reeds Rain Prudential Limited	United Kingdom	100% Prudential Property Services Limited
SII Insurance Agency, Inc.	Massachusetts	100% SII Investments, Inc.
SII Insurance Agency, Inc.	Wisconsin	100% SII Investments, Inc.
SII Investments, Inc.	Wisconsin	100% National Planning Holdings, Inc.
SII Ohio Insurance Agency, Inc.	Ohio	100% SII Investments, Inc.
Scottish Amicable Finance plc	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable ISA Managers Limited	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable Life Assurance Society	Scotland	100% The Prudential Assurance Company Limited
Scottish Amicable PEP and ISA Nominees Limited	Scotland	100% Scottish Amicable Life Assurance Society
Snushalls Team Limited	United Kingdom	100% Prudential Property Services Limited
Squire Reassurance Company LLC	Michigan	100% Jackson National Life Insurance Company
Squire Capital I LLC	Michigan	100% Jackson National Life Insurance Company
Squire Capital II LLC	Michigan	100% Jackson National Life Insurance Company
Sri Han Suria Sdn Berhad	Malaysia	51% Prudential Corporation Holdings Limited
Stableview Limited	United Kingdom	100% M&G Limited
Staple Limited	Thailand	100% Prudential Corporation Holdings Limited
Staple Nominees Limited	United Kingdom	100% Prudential Personal Equity Plans Limited
The First British Fixed Trust Company Limited	United Kingdom	100% M&G Limited
The Forum, Solent, Management Company Limited	United Kingdom	100% The Prudential Assurance Company Limited
The Prudential Assurance Company Limited	United Kingdom	100% Prudential plc
True Prospect Limited	British Virgin Islands	100% Prudential Corporation Holdings Limited
Wharfedale Acquisitions Limited	United Kingdom	100% Wharfedale Acquisitions Subholdings Limited
Wharfedale Acquisitions Holdings Limited	United Kingdom	100% Infracapital Nominees Limited
Wharfedale Acquisitions Subholdings Limited	United Kingdom	100% Wharfedale Acquisitions Holdings Limited
Yeslink Interco Limited	United Kingdom	100% Prudential Group Holdings Limited
Zelda Acquisitions Holdings Limited	United Kingdom	100% Infracapital Nominees Limited
Zelda Acquisitions Limited	United Kingdom	100% Zelda Acquisitions Holdings Limited

Item 27. Number of Contract Owners as of February 29, 2012

Qualified – 7,215
Non-qualified – 3,775

Item 28. Indemnification

Provision is made in the Company's By-Laws for indemnification by the Company of any person made or threatened to be made a party to an action or proceeding, whether civil or criminal by reason of the fact that he or she is or was a director, officer or employee of the Company or then serves or has served any other corporation in any capacity at the request of the Company, against expenses, judgments, fines and amounts paid in settlement to the full extent that officers and directors are permitted to be  indemnified  by the laws of the State of New York.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against liabilities  (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)           Jackson National Life Distributors LLC acts as general distributor for the JNLNY Separate Account I. Jackson National Life Distributors LLC also acts as general distributor for the Jackson National Separate Account - I, the Jackson National Separate Account III, the Jackson National Separate Account IV, the Jackson National Separate Account V, the JNLNY Separate Account II, and the JNLNY Separate Account IV.

(b)           Directors and Officers of Jackson National Life Distributors LLC:

Name and Business Address	Positions and Offices with Underwriter

Greg Cicotte	Manager, President & Chief Executive Officer
7601 Technology Way
Denver, CO 80237

Clifford J. Jack	Manager
7601 Technology Way
Denver, CO 80237

Thomas J. Meyer	Manager & Secretary
1 Corporate Way
Lansing, MI 48951

Paul Chad Myers	Manager
1 Corporate Way
Lansing, MI 48951

Stephen M. Ash	Vice President
7601 Technology Way
Denver, CO 80237

Pamela Aurbach	Vice President
7601 Technology Way
Denver, CO 80237

Jeffrey Bain	Vice President
7601 Technology Way
Denver, CO 80237

Brad Baker	Vice President
7601 Technology Way
Denver, CO 80237

Mercedes Biretto	Vice President
7601 Technology Way
Denver, CO 80237

James Bossert	Senior Vice President
7601 Technology Way
Denver, CO 80237

Tori Bullen	Senior Vice President
210 Interstate North Parkway
Suite 401
Atlanta, GA 30339-2120

Bill J. Burrow	Senior Vice President
7601 Technology Way
Denver, CO 80237

Maura Collins	Executive Vice President, Chief Financial Officer & FinOP
7601 Technology Way
Denver, CO 80237

Paul Fitzgerald	Senior Vice President
7601 Technology Way
Denver, CO 80237

Julia A. Goatley	Assistant Secretary
1 Corporate Way
Lansing, MI 48951

Luis Gomez	Vice President
7601 Technology Way
Denver, CO 80237

Kevin Grant	Senior Vice President
7601 Technology Way
Denver, CO 80237

Thomas Hurley	Senior Vice President
7601 Technology Way
Denver, CO 80237

Mark Jones	Vice President
7601 Technology Way
Denver, CO 80237

Doug Mantelli	Vice President
7601 Technology Way
Denver, CO 80237

James McCorkle	Vice President
7601 Technology Way
Denver, CO 80237

Brook Meyer	Vice President
1 Corporate Way
Lansing, MI 48951

Jack Mishler	Senior Vice President
7601 Technology Way
Denver, CO 80237

Steven O’Connor	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy D. Rafferty	Vice President
7601 Technology Way
Denver, CO 80237

Alison Reed	Senior Vice President
7601 Technology Way
Denver, CO 80237

Scott Romine	Executive Vice President, National Sales Manager
7601 Technology Way
Denver, CO 80237

Gregory B. Salsbury	Executive Vice President, Distribution
7601 Technology Way
Denver, CO 80237

Marilynn Scherer	Vice President
7601 Technology Way
Denver, CO 80237

Kathleen Schofield	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Starishevsky	Senior Vice President
7601 Technology Way
Denver, CO 80237

Ryan Strauser	Vice President
7601 Technology Way
Denver, VO 80237

Brian Sward	Vice President
7601 Technology Way
Denver, CO 80237

Jeremy Swartz	Vice President
7601 Technology Way
Denver, CO 80237

Robin Tallman	Vice President & Controller
7601 Technology Way
Denver, CO 80237

Doug Townsend	Executive Vice President, Operations
7601 Technology Way
Denver, CO 80237

Katie Turner	Vice President
7601 Technology Way
Denver, CO 80237

Brad Whiting	Vice President
7601 Technology Way
Denver, CO 80237

Daniel Wright	Senior Vice President & Chief Compliance Officer
7601 Technology Way
Denver, CO 80237

Phil Wright	Vice President
7601 Technology Way
Denver, CO 80237

(c)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Jackson National Life Distributors LLC	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Item. 30. Location of Accounts and Records

Jackson National Life Insurance Company
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
Institutional Marketing Group Service Center
1 Corporate Way
Lansing, Michigan 48951

Jackson National Life Insurance Company
7601 Technology Way
Denver, Colorado 80237

Jackson National Life Insurance Company
225 West Wacker Drive, Suite 1200
Chicago, IL  60606

Item. 31. Management Services

Not Applicable.

Item. 32. Undertakings and Representations

a.
Jackson National Life Insurance Company of New York hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Jackson National Life Insurance Company of New York hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

c.
Jackson National Life Insurance Company of New York hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

d.
Jackson National Life Insurance Company of New York represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by Jackson National Life Insurance Company of New York.

e.
The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code of 1986 as amended, is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's industry-wide no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with IRS Section 403(b)(11).

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to the Registration Statement and has caused this post-effective amendment to the Registration Statement to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 26th day of April, 2012.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By:  /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

Jackson National Life Insurance Company of New York
(Depositor)

By:  /s/ Thomas J. Meyer
Thomas J. Meyer
Senior Vice President, General Counsel
and Secretary

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

*	April 26, 2012
Michael A. Wells, President and
Chief Executive Officer

*	April 26, 2012
James R. Sopha, Chief Operating Officer

*	April 26, 2012
Clifford J. Jack, Executive Vice President,
Head of Retail & Chairman

*	April 26, 2012
P. Chad Myers, Executive Vice President,
and Chief Financial Officer

*	April 26, 2012
Herbert G. May III, Chief Administrative Officer
and Director

*	April 26, 2012
Joseph M. Clark, Senior Vice President,
Chief Information Officer and Director

/s/ Thomas J. Meyer	April 26, 2012
Thomas J. Meyer, Senior Vice President,
General Counsel, Secretary and Director

*	April 26, 2012
Laura L. Prieskorn, Senior Vice President and
Director

*	April 26, 2012
John H. Brown, Vice President and Director

*	April 26, 2012
Michael A. Costello, Vice President, Treasurer and
Director

*	April 26, 2012
Julia A. Goatley, Vice President,
Assistant Secretary and Director

*	April 26, 2012
Donald B. Henderson, Jr., Director

*	April 26, 2012
David L. Porteous, Director

*	April 26, 2012
Donald T. DeCarlo, Director

*	April 26, 2012
Gary H. Torgow, Director

*	April 26, 2012
John C. Colpean, Director

* By:    /s/ Thomas J. Meyer
Thomas J. Meyer, as Attorney-in-Fact,
pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

KNOW ALL PERSONS BY THESE PRESENTS, that each of the undersigned as directors and/or officers of JACKSON NATIONAL LIFE INSURANCE COMPANY OF NEW YORK (the “Depositor”), a New York corporation, hereby appoint Michael A. Wells, P. Chad Myers, Thomas J. Meyer, Patrick W. Garcy, Susan S. Rhee and Anthony L. Dowling (each with power to act without the others) his/her attorney-in-fact and agent, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to sign applications and registration statements, and any and all amendments, with power to affix the corporate seal and to attest it, and to file the applications, registration statements, and amendments, with all exhibits and requirements, in accordance with the Securities Act of 1933, the Securities and Exchange Act of 1934, and/or the Investment Company Act of 1940.  This Power of Attorney concerns JNLNY Separate Account I (File Nos. 333-37175, 333-48822, 333-70384, 333-81266, 333-118370, 333-119659, 333-137485, 333-163323, 333-172873, 333-175720,  333-175721, and 333-177298), JNLNY Separate Account II (File No. 333-86933), and JNLNY Separate Account IV (File Nos. 333-109762 and 333-118132), as well as any future separate account(s) and/or future file number(s) within any separate account(s) that the Depositor establishes through which securities, particularly variable annuity contracts and variable universal life insurance policies, are to be offered for sale.  The undersigned grant to each attorney-in-fact and agent full authority to take all necessary actions to effectuate the above as fully, to all intents and purposes, as he/she could do in person, thereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may lawfully do or cause to be done by virtue hereof.  This instrument may be executed in one or more counterparts.

IN WITNESS WHEREOF, the undersigned have executed this Power of Attorney effective as of the 28 day of October, 2011.

/s/ MICHAEL A. WELLS
______________________________________________
Michael A. Wells, President and Chief Executive Officer

/s/ JAMES R. SOPHA
______________________________________________
James R. Sopha, Chief Operating Officer

/s/ CLIFFORD J. JACK
______________________________________________
Clifford J. Jack, Executive Vice President, Head of Retail
and Chairman

/s/ P. CHAD MYERS
______________________________________________
P. Chad Myers, Executive Vice President and Chief Financial Officer

/s/ HERBERT G. MAY III
______________________________________________
Herbert G. May III, Chief Administrative Office and Director

/s/ JOSEPH M. CLARK
______________________________________________
Joseph M. Clark, Senior Vice president, Chief
Information Officer and Director

/s/ THOMAS J. MEYER
______________________________________________
Thomas J. Meyer, Senior Vice President, General
Counsel, Secretary and Director

/s/ LAURA L. PRIESKORN
_____________________________________________
Laura L. Prieskorn, Senior Vice President and Director

/s/ JOHN H. BROWN
______________________________________________
John H. Brown, Vice President and Director

/s/ MICHAEL A. COSTELLO
______________________________________________
Michael A. Costello, Vice President, Treasurer and Director

/s/ JULIA A. GOATLEY
______________________________________________
Julia A. Goatley, Vice President, Assistant Secretary and Director

/s/ DONALD B. HENDERSON, JR.
______________________________________________
Donald B. Henderson, Jr., Director

/s/ DAVID L. PORTEOUS
______________________________________________
David L. Porteous, Director

/s/ DONALD T. DECARLO
______________________________________________
Donald T. DeCarlo, Director

/s/ GARY H. TORGOW
______________________________________________
Gary H. Torgow
Director

/s/ JOHN C. COLPEAN
______________________________________________
John C. Colpean
Director

EXHIBIT LIST

Exhibit No.                      Description

7.

i.
Amendment No. 16 to the Variable Annuity GMIB Reinsurance Agreement Effective March 1, 2005 between Jackson National Life Insurance Company of New York ("Ceding Company") and Ace Tempest Life Reinsurance LTD. ("Reinsurer"), with effective date December 12, 2011 and April 30, 2012, attached hereto.

9.	Opinion and Consent of Counsel.

10.                      Consent of Independent Registered Public Accounting Firm